UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2023

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rate Hikes, Volatility Led to Mixed Performance

Raging inflation, escalating market volatility and slowing growth weighed on financial markets early in the reporting period. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war further pressured energy markets, particularly in Europe, and global supply chains.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes. And those efforts finally started yielding results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased to 6.4% in January. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

By the second half of the reporting period, moderating inflation and mounting recession risk triggered expectations for central banks to change course. This sentiment fueled a rally across asset classes. However, with inflation still much higher than central bank targets, policymakers indicated a near-term course change was unlikely, and markets remained volatile.

Robust second-half performance left most non-U.S. stock indices with solid gains for the six-month period. The S&P 500 Index declined slightly, and other U.S. stock indices were mixed. Small-cap stocks outpaced large caps, and the value style outperformed growth. Rising yields left most U.S. and global bond indices with declines for the six-month period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

JANUARY 31, 2023
Types of Investments in Portfolio	% of net assets
Affiliated Funds	53.3%
Common Stocks	30.6%
U.S. Treasury Securities	7.4%
Corporate Bonds	1.4%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.5%
Municipal Securities	0.5%
Preferred Stocks	0.3%
Asset-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	4.3%
Other Assets and Liabilities	(0.2)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,030.70	$3.17	0.62%
I Class	$1,000	$1,033.20	$2.15	0.42%
A Class	$1,000	$1,030.60	$4.45	0.87%
C Class	$1,000	$1,026.60	$8.28	1.62%
R Class	$1,000	$1,028.00	$5.73	1.12%
R5 Class	$1,000	$1,033.20	$2.15	0.42%
R6 Class	$1,000	$1,033.50	$1.38	0.27%
Hypothetical
Investor Class	$1,000	$1,022.08	$3.16	0.62%
I Class	$1,000	$1,023.09	$2.14	0.42%
A Class	$1,000	$1,020.82	$4.43	0.87%
C Class	$1,000	$1,017.04	$8.24	1.62%
R Class	$1,000	$1,019.56	$5.70	1.12%
R5 Class	$1,000	$1,023.09	$2.14	0.42%
R6 Class	$1,000	$1,023.84	$1.38	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 53.3%
American Century Diversified Corporate Bond ETF	288,278	$13,420,177
American Century Emerging Markets Bond ETF	133,102	5,205,752
American Century Focused Dynamic Growth ETF(2)	560,176	32,254,822
American Century Focused Large Cap Value ETF	658,209	39,661,700
American Century Multisector Income ETF	531,791	23,383,169
American Century Quality Diversified International ETF	738,060	31,866,995
American Century Short Duration Strategic Income ETF	70,956	3,651,829
American Century STOXX U.S. Quality Growth ETF	495,307	30,902,204
American Century STOXX U.S. Quality Value ETF	805,916	40,013,729
Avantis Emerging Markets Equity ETF	664,055	36,523,025
Avantis International Equity ETF	521,374	30,161,486
Avantis International Small Cap Value ETF	141,791	8,498,953
Avantis U.S. Equity ETF	575,189	41,839,248
Avantis U.S. Small Cap Value ETF	119,940	9,823,086
TOTAL AFFILIATED FUNDS (Cost $299,175,913)		347,206,175
COMMON STOCKS — 30.6%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(2)	1,205	67,384
Airbus SE	2,881	361,179
CAE, Inc.(2)	17,191	388,253
Curtiss-Wright Corp.	3,949	654,744
HEICO Corp.	3,621	619,010
Hensoldt AG	2,418	70,105
Huntington Ingalls Industries, Inc.	2,492	549,586
Lockheed Martin Corp.	1,055	488,739
Mercury Systems, Inc.(2)	2,359	117,915
QinetiQ Group PLC	16,009	71,810
Thales SA	1,328	175,640
		3,564,365
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	1,944	360,087
Airlines — 0.1%
Southwest Airlines Co.	21,620	773,347
Auto Components — 0.6%
Aptiv PLC(2)	7,668	867,174
BorgWarner, Inc.	15,444	730,192
CIE Automotive SA	2,726	80,975
Cie Generale des Etablissements Michelin SCA	8,798	278,191
Continental AG	9,604	674,347
Fox Factory Holding Corp.(2)	1,278	150,919
Gentherm, Inc.(2)	909	67,657
Hyundai Mobis Co. Ltd.	1,694	283,249
Linamar Corp.	9,870	504,052
Nifco, Inc.	2,700	70,083
		3,706,839
6

	Shares/ Principal Amount	Value
Automobiles — 0.5%
Bayerische Motoren Werke AG	10,427	$1,062,142
Ferrari NV	2,462	615,215
Mercedes-Benz Group AG	17,037	1,267,758
Tesla, Inc.(2)	1,955	338,645
		3,283,760
Banks — 1.6%
AIB Group PLC	34,982	146,945
Banco Bilbao Vizcaya Argentaria SA	79,924	564,565
Banco Bradesco SA	214,289	533,580
Banco do Brasil SA	54,200	435,945
Bancorp, Inc.(2)	2,379	80,719
Bank Central Asia Tbk PT	1,144,900	649,741
Bank of America Corp.	3,715	131,808
Barclays PLC	308,024	708,083
BNP Paribas SA	5,371	368,890
Commerce Bancshares, Inc.	941	62,633
First Hawaiian, Inc.	25,162	690,445
Fukuoka Financial Group, Inc.	3,500	80,751
HDFC Bank Ltd., ADR	8,331	561,176
HSBC Holdings PLC	104,000	764,565
JPMorgan Chase & Co.	4,482	627,301
Jyske Bank A/S(2)	1,764	127,226
Prosperity Bancshares, Inc.	7,784	590,494
Regions Financial Corp.	24,547	577,836
Standard Chartered PLC (London)	53,646	450,606
SVB Financial Group(2)	1,877	567,680
Truist Financial Corp.	17,371	857,954
U.S. Bancorp	9,050	450,690
UniCredit SpA	27,501	537,126
Westamerica Bancorporation	3,238	179,903
		10,746,662
Beverages — 0.3%
Celsius Holdings, Inc.(2)	7,592	761,630
Duckhorn Portfolio, Inc.(2)	5,370	86,887
MGP Ingredients, Inc.	918	89,542
PepsiCo, Inc.	3,866	661,163
Pernod Ricard SA	1,414	292,740
		1,891,962
Biotechnology — 0.8%
AbbVie, Inc.	3,194	471,913
Abcam PLC, ADR(2)	3,187	44,204
ADMA Biologics, Inc.(2)	4,690	17,306
Alnylam Pharmaceuticals, Inc.(2)	2,396	542,454
Amgen, Inc.	1,160	292,784
Apellis Pharmaceuticals, Inc.(2)	1,015	53,521
Arcus Biosciences, Inc.(2)	589	12,740
Arcutis Biotherapeutics, Inc.(2)	2,122	35,161
Biohaven Ltd.(2)	1,800	34,362
Blueprint Medicines Corp.(2)	835	39,028
Celldex Therapeutics, Inc.(2)	662	29,168
7

	Shares/ Principal Amount	Value
Centessa Pharmaceuticals PLC, ADR(2)(3)	1,732	$6,928
Cerevel Therapeutics Holdings, Inc.(2)	1,154	39,409
CSL Ltd.	3,927	829,188
Cytokinetics, Inc.(2)	9,976	423,780
Halozyme Therapeutics, Inc.(2)	1,809	93,652
Horizon Therapeutics PLC(2)	1,263	138,576
Insmed, Inc.(2)	2,420	52,103
Intellia Therapeutics, Inc.(2)	513	21,772
IVERIC bio, Inc.(2)	18,003	415,869
Karuna Therapeutics, Inc.(2)	332	66,197
Keros Therapeutics, Inc.(2)	472	27,645
Kymera Therapeutics, Inc.(2)	432	16,148
Madrigal Pharmaceuticals, Inc.(2)	125	36,031
Natera, Inc.(2)	2,160	92,729
Neurocrine Biosciences, Inc.(2)	5,120	567,962
Prometheus Biosciences, Inc.(2)	412	46,828
Relay Therapeutics, Inc.(2)	1,119	24,014
Sarepta Therapeutics, Inc.(2)	5,180	647,345
Vertex Pharmaceuticals, Inc.(2)	687	221,970
Vitrolife AB	2,880	61,749
		5,402,536
Building Products — 0.4%
AZEK Co., Inc.(2)	3,246	78,326
Cie de Saint-Gobain	11,200	643,229
Hayward Holdings, Inc.(2)	7,018	94,673
Johnson Controls International PLC	7,354	511,618
Masco Corp.	3,737	198,808
Sanwa Holdings Corp.	2,300	24,349
Trane Technologies PLC	4,575	819,474
Trex Co., Inc.(2)	1,545	81,452
		2,451,929
Capital Markets — 1.2%
Ameriprise Financial, Inc.	1,252	438,350
Ares Management Corp., Class A	8,367	694,377
Avanza Bank Holding AB(3)	1,992	45,963
Banca Generali SpA	2,462	90,827
Bank of New York Mellon Corp.	23,334	1,180,000
BlackRock, Inc.	548	416,047
Intercontinental Exchange, Inc.	1,933	207,894
Intermediate Capital Group PLC	1,299	22,352
LendingTree, Inc.(2)	828	32,839
LPL Financial Holdings, Inc.	2,773	657,534
M&A Capital Partners Co. Ltd.(2)	1,000	33,870
Man Group PLC	26,036	80,099
Morgan Stanley	7,262	706,810
MSCI, Inc.	1,657	880,795
Northern Trust Corp.	13,736	1,331,980
S&P Global, Inc.	671	251,585
StepStone Group, Inc., Class A	2,915	85,089
T. Rowe Price Group, Inc.	5,795	674,944
		7,831,355
8

	Shares/ Principal Amount	Value
Chemicals — 0.7%
Air Liquide SA	3,355	$534,204
Air Products and Chemicals, Inc.	817	261,857
Akzo Nobel NV	6,872	511,861
Albemarle Corp.	661	186,038
Avient Corp.	10,972	444,585
Axalta Coating Systems Ltd.(2)	15,634	470,583
Diversey Holdings Ltd.(2)	7,136	43,316
Ecolab, Inc.	1,083	167,681
Element Solutions, Inc.	29,483	603,812
Koninklijke DSM NV	4,467	574,465
Linde PLC	1,675	554,324
Perimeter Solutions SA(2)	6,712	62,422
Sika AG	1,379	391,838
Tokyo Ohka Kogyo Co. Ltd.	1,700	83,787
		4,890,773
Commercial Services and Supplies — 0.4%
Adecco Group AG	17,029	632,469
Clean Harbors, Inc.(2)	1,082	140,985
Driven Brands Holdings, Inc.(2)	5,135	149,891
Elis SA	7,307	128,335
GFL Environmental, Inc.	11,021	340,108
Korn Ferry	1,222	65,976
Republic Services, Inc.	5,899	736,313
SPIE SA	4,356	118,920
TechnoPro Holdings, Inc.	1,200	37,362
		2,350,359
Communications Equipment — 0.5%
Arista Networks, Inc.(2)	10,628	1,339,341
Ciena Corp.(2)	1,319	68,614
Cisco Systems, Inc.	15,630	760,712
Credo Technology Group Holding Ltd.(2)	2,334	40,448
Extreme Networks, Inc.(2)	2,316	41,758
F5, Inc.(2)	3,344	493,775
Juniper Networks, Inc.	11,337	366,185
		3,110,833
Construction and Engineering — 0.1%
Balfour Beatty PLC	12,034	54,495
Construction Partners, Inc., Class A(2)	2,911	82,352
Eiffage SA	3,724	397,763
Vinci SA	3,995	451,393
		986,003
Construction Materials†
Eagle Materials, Inc.	373	54,488
Summit Materials, Inc., Class A(2)	2,905	95,458
		149,946
Consumer Finance†
American Express Co.	1,330	232,657
Containers and Packaging — 0.4%
Amcor PLC	38,326	462,212
AptarGroup, Inc.	441	50,997
9

	Shares/ Principal Amount	Value
Avery Dennison Corp.	3,180	$602,419
Ball Corp.	3,827	222,884
Graphic Packaging Holding Co.	3,556	85,664
Huhtamaki Oyj	1,725	64,520
Packaging Corp. of America	5,424	774,005
Sonoco Products Co.	3,879	237,046
		2,499,747
Distributors†
Bapcor Ltd.	2,632	11,903
D'ieteren Group	783	149,643
		161,546
Diversified Consumer Services†
European Wax Center, Inc., Class A(3)	4,252	80,108
IDP Education Ltd.	4,653	103,545
		183,653
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA(2)	11,639	456,109
IHS Holding Ltd.(2)	5,127	39,375
Internet Initiative Japan, Inc.	5,800	108,842
Verizon Communications, Inc.	12,497	519,500
		1,123,826
Electric Utilities — 0.6%
Acciona SA	207	40,386
Duke Energy Corp.	4,276	438,076
Edison International	14,668	1,010,625
Evergy, Inc.	3,666	229,675
Eversource Energy	2,515	207,060
Iberdrola SA	47,562	557,986
IDACORP, Inc.	570	60,312
NextEra Energy, Inc.	9,820	732,867
Pinnacle West Capital Corp.	4,668	347,999
		3,624,986
Electrical Equipment — 0.8%
Alfen NV(2)	409	37,946
AMETEK, Inc.	5,420	785,466
Atkore, Inc.(2)	905	117,876
Eaton Corp. PLC	3,528	572,277
Emerson Electric Co.	7,322	660,591
Generac Holdings, Inc.(2)	520	62,712
Hexatronic Group AB	8,193	100,843
Legrand SA	4,332	386,259
Nexans SA	454	48,144
nVent Electric PLC	10,696	425,166
Plug Power, Inc.(2)(3)	6,605	112,417
Regal Rexnord Corp.	4,787	666,350
Schneider Electric SE	5,594	907,434
Sensata Technologies Holding PLC	1,842	93,666
		4,977,147
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	2,100	411,663
Cognex Corp.	13,145	719,557
10

	Shares/ Principal Amount	Value
Corning, Inc.	4,320	$149,515
Hexagon AB, B Shares	32,527	372,873
Jabil, Inc.	905	71,160
Keyence Corp.	1,600	736,590
Keysight Technologies, Inc.(2)	8,970	1,608,770
National Instruments Corp.	1,931	104,274
Sesa SpA	297	40,415
Taiyo Yuden Co. Ltd.	2,200	74,724
TE Connectivity Ltd.	4,014	510,380
		4,799,921
Energy Equipment and Services — 0.3%
Aker Solutions ASA	15,797	62,450
Baker Hughes Co.	15,477	491,240
Expro Group Holdings NV(2)	3,751	70,856
Schlumberger Ltd.	17,527	998,689
Weatherford International PLC(2)	1,798	102,270
		1,725,505
Entertainment — 0.3%
Electronic Arts, Inc.	3,177	408,816
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,604	113,563
ROBLOX Corp., Class A(2)	3,022	112,449
Spotify Technology SA(2)	4,263	480,525
Universal Music Group NV	25,474	651,176
Walt Disney Co.(2)	2,963	321,456
		2,087,985
Equity Real Estate Investment Trusts (REITs) — 1.9%
Agree Realty Corp.	1,014	75,675
Alexandria Real Estate Equities, Inc.	754	121,198
American Homes 4 Rent, Class A	2,411	82,673
Assura PLC	62,345	42,910
Big Yellow Group PLC	4,087	60,958
Brixmor Property Group, Inc.	3,295	77,531
Canadian Apartment Properties REIT	2,414	89,263
CapitaLand China Trust	29,000	27,653
CapitaLand Integrated Commercial Trust	63,800	104,385
Comforia Residential REIT, Inc.(3)	18	39,995
Corporate Office Properties Trust	2,052	57,600
Digital Realty Trust, Inc.	1,216	139,378
Equinix, Inc.	1,198	884,280
Equity LifeStyle Properties, Inc.	807	57,926
Essential Properties Realty Trust, Inc.	5,429	138,331
Essex Property Trust, Inc.	2,178	492,380
Gaming & Leisure Properties, Inc.	3,168	169,678
Goodman Group	13,707	195,511
Healthpeak Properties, Inc.	28,690	788,401
Host Hotels & Resorts, Inc.	6,076	114,533
Invincible Investment Corp.	474	202,147
Iron Mountain, Inc.	3,001	163,795
Japan Hotel REIT Investment Corp.	344	217,988
Kite Realty Group Trust	5,197	112,775
Land Securities Group PLC	16,180	141,750
11

	Shares/ Principal Amount	Value
Link REIT	23,300	$186,502
Mid-America Apartment Communities, Inc.	1,008	168,054
NETSTREIT Corp.	1,950	39,254
Orix JREIT, Inc.	36	49,531
Prologis, Inc.	12,967	1,676,374
Public Storage	2,578	784,589
Realty Income Corp.	13,247	898,544
Regency Centers Corp.	8,886	592,074
Region RE Ltd.	21,646	41,536
Rexford Industrial Realty, Inc.	9,609	609,883
Ryman Hospitality Properties, Inc.	811	75,334
Sabra Health Care REIT, Inc.	3,908	52,758
SBA Communications Corp.	757	225,230
Scentre Group	52,548	114,019
Segro PLC	46,520	478,858
Simon Property Group, Inc.	1,912	245,616
Sun Communities, Inc.	840	131,762
Tritax Big Box REIT PLC	64,211	123,720
UDR, Inc.	6,245	265,975
Ventas, Inc.	5,003	259,205
VICI Properties, Inc.	3,835	131,080
Vicinity Ltd.	54,003	79,009
Welltower, Inc.	1,822	136,723
Weyerhaeuser Co.	3,747	129,009
WP Carey, Inc.	3,082	263,603
		12,356,956
Food and Staples Retailing — 0.4%
BJ's Wholesale Club Holdings, Inc.(2)	945	68,484
Costco Wholesale Corp.	512	261,704
Grocery Outlet Holding Corp.(2)	2,607	79,227
Koninklijke Ahold Delhaize NV	29,085	868,099
Kroger Co.	5,853	261,219
MARR SpA	622	8,178
MatsukiyoCocokara & Co.	2,500	124,711
Sendas Distribuidora SA	73,100	281,957
Sysco Corp.	5,837	452,134
		2,405,713
Food Products — 0.5%
a2 Milk Co. Ltd.(2)	16,804	81,251
Conagra Brands, Inc.	21,439	797,316
Freshpet, Inc.(2)	1,467	92,905
Hershey Co.	5,888	1,322,445
J.M. Smucker Co.	2,712	414,394
Mondelez International, Inc., Class A	5,225	341,924
Sovos Brands, Inc.(2)	5,162	69,997
SunOpta, Inc.(2)	17,463	142,673
Tate & Lyle PLC	4,534	42,221
Toyo Suisan Kaisha Ltd.	1,600	66,113
Vital Farms, Inc.(2)	1,987	34,931
		3,406,170
12

	Shares/ Principal Amount	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	997	$117,187
Brookfield Infrastructure Corp., Class A	2,363	104,492
Nippon Gas Co. Ltd.(3)	5,600	89,383
Spire, Inc.	12,493	902,245
		1,213,307
Health Care Equipment and Supplies — 1.1%
Alcon, Inc.	7,202	543,452
Baxter International, Inc.	4,168	190,436
Becton Dickinson and Co.	522	131,659
ConvaTec Group PLC	35,127	101,885
DENTSPLY SIRONA, Inc.	9,233	340,051
DexCom, Inc.(2)	9,093	973,769
Edwards Lifesciences Corp.(2)	3,950	302,965
Embecta Corp.	12,034	317,577
Envista Holdings Corp.(2)	6,616	257,958
EssilorLuxottica SA	3,106	569,887
Establishment Labs Holdings, Inc.(2)(3)	1,101	74,912
Hologic, Inc.(2)	1,824	148,419
IDEXX Laboratories, Inc.(2)	1,888	907,184
Inari Medical, Inc.(2)	1,492	85,118
Inmode Ltd.(2)	3,155	110,583
Lantheus Holdings, Inc.(2)	1,294	74,405
Medtronic PLC	730	61,094
Menicon Co. Ltd.	1,600	35,355
ResMed, Inc.	372	84,954
SI-BONE, Inc.(2)	4,734	80,620
Silk Road Medical, Inc.(2)	2,010	109,263
TransMedics Group, Inc.(2)	1,585	99,887
Zimmer Biomet Holdings, Inc.	10,541	1,342,291
		6,943,724
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(2)	1,057	88,809
AdaptHealth Corp.(2)	2,270	48,646
AmerisourceBergen Corp.	3,321	561,116
Amvis Holdings, Inc.	3,400	91,032
Cardinal Health, Inc.	3,114	240,557
Cigna Corp.	2,118	670,707
CVS Health Corp.	4,590	404,930
Ensign Group, Inc.	1,117	104,160
HealthEquity, Inc.(2)	1,775	108,009
Henry Schein, Inc.(2)	8,810	758,981
Humana, Inc.	423	216,449
Laboratory Corp. of America Holdings	2,046	515,838
Progyny, Inc.(2)	1,764	60,664
Quest Diagnostics, Inc.	4,188	621,834
R1 RCM, Inc.(2)	29,010	415,133
Surgery Partners, Inc.(2)	1,747	58,000
UnitedHealth Group, Inc.	1,500	748,785
Universal Health Services, Inc., Class B	4,437	657,608
		6,371,258
13

	Shares/ Principal Amount	Value
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	2,825	$91,022
Schrodinger, Inc.(2)	1,996	48,263
Veeva Systems, Inc., Class A(2)	3,497	596,413
		735,698
Hotels, Restaurants and Leisure — 1.0%
Airbnb, Inc., Class A(2)	8,971	996,768
Basic-Fit NV(2)(3)	2,390	78,534
Booking Holdings, Inc.(2)	87	211,767
Chipotle Mexican Grill, Inc.(2)	848	1,396,130
Churchill Downs, Inc.	530	131,493
Compass Group PLC	23,016	549,806
Greggs PLC	2,666	89,023
H World Group Ltd., ADR	11,117	527,835
Hilton Worldwide Holdings, Inc.	10,264	1,489,204
Hyatt Hotels Corp., Class A(2)	610	66,563
Planet Fitness, Inc., Class A(2)	2,128	180,135
Sands China Ltd.(2)	21,200	79,502
Sodexo SA	4,008	397,324
Trainline PLC(2)	24,133	84,489
Wingstop, Inc.	680	107,760
		6,386,333
Household Durables — 0.2%
Barratt Developments PLC	90,762	515,866
Man Wah Holdings Ltd.	35,600	41,159
Taylor Wimpey PLC	358,924	520,770
		1,077,795
Household Products — 0.3%
Colgate-Palmolive Co.	2,278	169,779
Henkel AG & Co. KGaA, Preference Shares	6,327	451,117
Kimberly-Clark Corp.	4,439	577,115
Procter & Gamble Co.	3,211	457,182
		1,655,193
Independent Power and Renewable Electricity Producers†
West Holdings Corp.(3)	1,800	53,974
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,832	381,935
Insurance — 0.8%
Aegon NV	56,213	310,059
Aflac, Inc.	4,045	297,308
AIA Group Ltd.	61,800	698,812
Allstate Corp.	7,398	950,421
ASR Nederland NV	2,167	102,567
Chubb Ltd.	435	98,958
Hanover Insurance Group, Inc.	2,746	369,557
Kinsale Capital Group, Inc.	470	130,867
Marsh & McLennan Cos., Inc.	1,950	341,074
Prudential Financial, Inc.	2,878	302,017
Reinsurance Group of America, Inc.	3,349	508,278
RLI Corp.	856	113,377
Skyward Specialty Insurance Group Inc.(2)	2,092	38,723
14

	Shares/ Principal Amount	Value
Steadfast Group Ltd.	21,808	$81,021
Storebrand ASA	9,292	80,892
Travelers Cos., Inc.	1,583	302,543
Willis Towers Watson PLC	1,072	272,492
		4,998,966
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	16,174	1,598,638
Autohome, Inc., ADR	10,624	370,353
Baidu, Inc., Class A(2)	28,650	481,607
carsales.com Ltd.	4,834	78,264
Eventbrite, Inc., Class A(2)(3)	6,329	56,265
Match Group, Inc.(2)	9,048	489,678
QuinStreet, Inc.(2)	4,978	76,313
Tencent Holdings Ltd.	28,800	1,403,392
		4,554,510
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.(2)	41,300	567,820
Amazon.com, Inc.(2)	9,631	993,245
ASOS PLC(2)	28,568	309,083
Chewy, Inc., Class A(2)(3)	6,941	312,761
Etsy, Inc.(2)	1,558	214,350
JD.com, Inc., Class A	10,316	306,317
Meituan, Class B(2)	1,450	32,416
		2,735,992
IT Services — 0.8%
Accenture PLC, Class A	1,550	432,527
Adyen NV(2)	312	471,715
Alten SA	700	107,559
Amdocs Ltd.	5,591	513,981
Capgemini SE	3,445	653,811
Cloudflare, Inc., Class A(2)	10,428	551,745
Endava PLC, ADR(2)	1,052	92,439
EPAM Systems, Inc.(2)	2,064	686,590
Mastercard, Inc., Class A	1,396	517,358
NEXTDC Ltd.(2)	12,798	90,444
Perficient, Inc.(2)	601	44,558
TDCX, Inc., ADR(2)	1,370	18,057
Visa, Inc., Class A	3,403	783,405
Wise PLC, Class A(2)	7,117	47,710
		5,011,899
Leisure Products†
Brunswick Corp.	1,055	88,968
Topgolf Callaway Brands Corp.(2)	4,188	102,564
		191,532
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	7,947	1,208,580
Avantor, Inc.(2)	17,510	418,489
Bio-Techne Corp.	6,456	514,285
ICON PLC(2)	2,916	672,750
IQVIA Holdings, Inc.(2)	4,338	995,181
Lonza Group AG	1,285	733,017
15

	Shares/ Principal Amount	Value
MaxCyte, Inc.(2)	7,139	$41,692
Mettler-Toledo International, Inc.(2)	473	725,071
Tecan Group AG	245	102,820
Thermo Fisher Scientific, Inc.	764	435,732
		5,847,617
Machinery — 0.6%
Astec Industries, Inc.	1,772	78,216
ATS Corp.(2)(3)	3,250	131,607
Cummins, Inc.	2,425	605,134
Deere & Co.	419	177,170
Georg Fischer AG	925	63,776
Graco, Inc.	6,222	425,087
Greenbrier Cos., Inc.	930	28,756
IHI Corp.	2,300	69,885
IMI PLC	19,578	350,546
Interpump Group SpA	1,356	70,715
Interroll Holding AG	21	65,413
Metso Outotec Oyj	11,135	127,973
Oshkosh Corp.	8,708	877,592
Parker-Hannifin Corp.	1,957	637,982
Stabilus SE	568	39,178
Trelleborg AB, B Shares	3,694	92,367
Xylem, Inc.	1,851	192,523
		4,033,920
Media — 0.4%
Fox Corp., Class B	16,982	538,330
Omnicom Group, Inc.	4,483	385,493
Publicis Groupe SA	5,528	389,943
Trade Desk, Inc., Class A(2)	11,286	572,200
WPP PLC	59,560	695,883
		2,581,849
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	7,502	82,770
Allkem Ltd.(2)	4,592	42,632
AMG Advanced Metallurgical Group NV	2,604	101,719
APERAM SA	1,049	41,397
Champion Iron Ltd.	7,636	38,856
ERO Copper Corp.(2)	31,995	525,415
Lynas Rare Earths Ltd.(2)	3,670	24,567
MMC Norilsk Nickel PJSC(4)	2,446	—
		857,356
Mortgage Real Estate Investment Trusts (REITs)†
AGNC Investment Corp.(3)	9,920	115,072
Multiline Retail — 0.2%
B&M European Value Retail SA	6,971	38,552
Dollar Tree, Inc.(2)	4,872	731,677
Isetan Mitsukoshi Holdings Ltd.	8,300	90,310
Ollie's Bargain Outlet Holdings, Inc.(2)	940	51,474
Target Corp.	975	167,837
		1,079,850
Multi-Utilities — 0.1%
NorthWestern Corp.	12,038	683,758
16

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels — 0.7%
ConocoPhillips	8,137	$991,656
Devon Energy Corp.	2,502	158,226
Diamondback Energy, Inc.	2,051	299,692
Enterprise Products Partners LP	22,271	570,138
EQT Corp.	8,492	277,434
Euronav NV(2)	2,542	40,029
Excelerate Energy, Inc., Class A	7,795	181,623
Golar LNG Ltd.(2)	1,773	41,559
Hess Corp.	9,553	1,434,478
Kosmos Energy Ltd.(2)	24,582	194,444
Matador Resources Co.	1,248	82,568
Phillips 66	1,411	141,481
Transocean Ltd.(2)	6,862	46,250
Whitecap Resources, Inc.(3)	29,268	243,946
		4,703,524
Paper and Forest Products — 0.1%
Smurfit Kappa Group PLC	14,724	618,180
Personal Products†
Estee Lauder Cos., Inc., Class A	262	72,595
Rohto Pharmaceutical Co. Ltd.	6,200	114,399
		186,994
Pharmaceuticals — 1.3%
Arvinas, Inc.(2)	814	26,675
AstraZeneca PLC	6,009	787,254
AstraZeneca PLC, ADR	8,161	533,484
Bristol-Myers Squibb Co.	7,472	542,841
Catalent, Inc.(2)	6,264	335,437
Edgewise Therapeutics, Inc.(2)(3)	2,306	23,590
Eli Lilly & Co.	447	153,835
Euroapi SA(2)	1,376	22,122
GSK PLC	51,604	906,425
Harmony Biosciences Holdings, Inc.(2)	584	28,131
Hikma Pharmaceuticals PLC	20,827	440,576
Intra-Cellular Therapies, Inc.(2)	1,404	67,280
Merck & Co., Inc.	3,770	404,936
Novartis AG	4,455	402,772
Novo Nordisk A/S, B Shares	10,670	1,476,619
Option Care Health, Inc.(2)	2,254	65,073
Sanofi, ADR	20,397	1,002,309
Takeda Pharmaceutical Co. Ltd.	15,300	480,992
UCB SA	4,843	397,633
Ventyx Biosciences, Inc.(2)	1,063	44,646
Zoetis, Inc.	1,978	327,339
		8,469,969
Professional Services — 0.5%
ALS Ltd.	13,376	124,102
BayCurrent Consulting, Inc.(3)	14,700	624,890
Bureau Veritas SA	23,208	663,551
CACI International, Inc., Class A(2)	102	31,425
DKSH Holding AG	981	83,576
17

	Shares/ Principal Amount	Value
IPH Ltd.	5,000	$30,243
Jacobs Solutions, Inc.	6,085	751,802
Verisk Analytics, Inc.	2,964	538,826
Visional, Inc.(2)	1,500	108,688
		2,957,103
Real Estate Management and Development — 0.1%
Altus Group Ltd.	1,185	50,711
Capitaland Investment Ltd.	28,600	86,647
DigitalBridge Group, Inc.	3,571	52,851
Fabege AB	6,398	60,469
FirstService Corp.(3)	537	76,743
Hang Lung Properties Ltd.	17,000	32,054
PSP Swiss Property AG	1,020	127,157
Samhallsbyggnadsbolaget i Norden AB(3)	21,171	38,677
Tokyu Fudosan Holdings Corp.	7,500	38,057
Tricon Residential, Inc. (Toronto)	760	6,597
Vonovia SE	3,590	101,410
Wharf Real Estate Investment Co. Ltd.	6,000	34,348
		705,721
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	10,793	851,889
Heartland Express, Inc.	18,898	317,864
Lyft, Inc., Class A(2)	13,346	216,873
Nagoya Railroad Co. Ltd.	5,100	84,328
Norfolk Southern Corp.	4,373	1,074,927
Saia, Inc.(2)	332	90,563
Uber Technologies, Inc.(2)	2,789	86,264
Union Pacific Corp.	628	128,231
		2,850,939
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(2)	3,712	278,957
AIXTRON SE	2,374	70,735
Ambarella, Inc.(2)	371	33,331
Analog Devices, Inc.	2,681	459,711
Applied Materials, Inc.	6,107	680,869
ASML Holding NV	448	296,418
Enphase Energy, Inc.(2)	2,302	509,617
GLOBALFOUNDRIES, Inc.(2)	1,770	104,926
Infineon Technologies AG	16,863	607,244
Lattice Semiconductor Corp.(2)	2,104	159,462
MACOM Technology Solutions Holdings, Inc.(2)	993	66,551
Marvell Technology, Inc.	6,283	271,111
Monolithic Power Systems, Inc.	1,355	577,989
Nova Ltd.(2)	873	79,181
NVIDIA Corp.	3,348	654,099
Onto Innovation, Inc.(2)	934	73,459
Power Integrations, Inc.	1,341	115,447
Samsung Electronics Co. Ltd.	9,839	490,083
SOITEC(2)	388	58,846
SUMCO Corp.	24,700	365,974
Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	670,578
18

	Shares/ Principal Amount	Value
Teradyne, Inc.	11,013	$1,120,022
		7,744,610
Software — 1.6%
Adobe, Inc.(2)	304	112,583
Box, Inc., Class A(2)	3,623	115,900
Cadence Design Systems, Inc.(2)	11,184	2,044,771
CyberArk Software Ltd.(2)	369	51,985
Datadog, Inc., Class A(2)	7,904	591,298
Descartes Systems Group, Inc.(2)(3)	975	71,153
DocuSign, Inc.(2)	2,821	171,065
Five9, Inc.(2)	1,195	94,142
HubSpot, Inc.(2)	2,100	728,721
JFrog Ltd.(2)	3,852	99,035
Kinaxis, Inc.(2)	764	88,800
Manhattan Associates, Inc.(2)	7,889	1,028,410
Microsoft Corp.	11,485	2,846,098
m-up Holdings, Inc.	4,200	40,192
nCino, Inc.(2)	2,504	71,614
Palo Alto Networks, Inc.(2)	6,395	1,014,503
Paycor HCM, Inc.(2)	2,572	64,583
Paylocity Holding Corp.(2)	420	87,482
Salesforce, Inc.(2)	1,498	251,619
ServiceNow, Inc.(2)	230	104,680
Sprout Social, Inc., Class A(2)	865	55,334
SPS Commerce, Inc.(2)	720	97,978
TeamViewer AG(2)	5,233	73,717
Tenable Holdings, Inc.(2)	3,852	154,966
Workday, Inc., Class A(2)	466	84,546
		10,145,175
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	2,916	444,049
Aritzia, Inc.(2)(3)	2,346	84,615
Burlington Stores, Inc.(2)	1,432	329,117
Fast Retailing Co. Ltd.	800	485,887
Five Below, Inc.(2)	1,345	265,140
Home Depot, Inc.	2,214	717,712
Kingfisher PLC	92,750	319,980
Leslie's, Inc.(2)	2,884	44,673
Nextage Co. Ltd.(3)	2,000	44,986
Pets at Home Group PLC	7,702	33,505
TJX Cos., Inc.	5,223	427,555
Tractor Supply Co.	642	146,370
Watches of Switzerland Group PLC(2)	8,755	102,776
WH Smith PLC	3,851	76,048
		3,522,413
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	12,021	1,734,510
HP, Inc.	13,062	380,627
Pure Storage, Inc., Class A(2)	2,177	63,002
		2,178,139
Textiles, Apparel and Luxury Goods — 0.6%
Asics Corp.	4,900	116,623
19

	Shares/ Principal Amount	Value
Crocs, Inc.(2)	1,290	$157,083
Deckers Outdoor Corp.(2)	454	194,076
HUGO BOSS AG	832	56,501
Li Ning Co. Ltd.	81,500	805,682
lululemon athletica, Inc.(2)	2,857	876,756
LVMH Moet Hennessy Louis Vuitton SE	952	831,073
NIKE, Inc., Class B	1,418	180,554
Puma SE	7,083	483,687
Tod's SpA(2)	591	23,109
		3,725,144
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	19,317	161,683
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	3,523	56,260
Beacon Roofing Supply, Inc.(2)	5,260	299,189
Beijer Ref AB(3)	3,734	57,604
Diploma PLC	2,282	77,194
Finning International, Inc.	3,732	105,294
H&E Equipment Services, Inc.	2,197	111,805
MonotaRO Co. Ltd.	25,400	384,768
MRC Global, Inc.(2)	4,844	65,879
MSC Industrial Direct Co., Inc., Class A	8,165	675,246
NOW, Inc.(2)	7,279	102,197
Rexel SA(2)	23,572	521,469
RS GROUP PLC	3,669	42,655
Yamazen Corp.	5,400	44,232
		2,543,792
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)	2,300	119,886
Water Utilities†
SJW Group	1,413	109,380
TOTAL COMMON STOCKS (Cost $157,966,329)		199,340,758
U.S. TREASURY SECURITIES — 7.4%
U.S. Treasury Bonds, 2.00%, 11/15/41	$3,150,000	2,394,738
U.S. Treasury Bonds, 2.375%, 2/15/42	5,000,000	4,046,484
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	223,701
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	39,834
U.S. Treasury Bonds, 3.125%, 8/15/44	350,000	315,520
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	88,102
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	43,996
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	789,700	793,419
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	295,254	304,668
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,981,276	3,173,092
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	495,864	545,972
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	869,570	760,466
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	401,419	339,740
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,469,022	1,427,341
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	2,996,296	2,557,795
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	493,324	426,682
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	628,925	435,094
20

		Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52		$1,069,460	$739,385
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		2,132,255	2,044,702
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		1,503,516	1,454,800
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26		3,405,660	3,236,236
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		2,388,261	2,256,306
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		412,664	401,818
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		1,643,189	1,484,886
U.S. Treasury Notes, 2.00%, 5/31/24		4,000,000	3,866,484
U.S. Treasury Notes, 1.875%, 8/31/24		4,000,000	3,844,453
U.S. Treasury Notes, 2.75%, 7/31/27		311,000	299,404
U.S. Treasury Notes, 2.25%, 8/15/27		200,000	188,461
U.S. Treasury Notes, 3.875%, 11/30/27		3,895,000	3,940,036
U.S. Treasury Notes, 1.50%, 11/30/28(5)		6,900,000	6,142,887
TOTAL U.S. TREASURY SECURITIES (Cost $51,133,705)			47,816,502
CORPORATE BONDS — 1.4%
Aerospace and Defense†
TransDigm, Inc., 6.375%, 6/15/26		50,000	49,440
TransDigm, Inc., 4.625%, 1/15/29		190,000	171,680
			221,120
Airlines†
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		163,077	160,053
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		110,000	106,224
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	308,240
General Motors Co., 5.15%, 4/1/38		120,000	109,039
			417,279
Banks — 0.4%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	138,680
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	106,209
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	117,532
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	100,000	107,696
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	101,377
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	161,978
Credit Agricole SA, 7.375%, 12/18/23	GBP	50,000	63,040
European Financial Stability Facility, 2.125%, 2/19/24	EUR	93,000	100,266
European Financial Stability Facility, 0.40%, 5/31/26	EUR	200,000	201,311
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,243,053
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	209,762
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	26,320
			2,577,224
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		$280,000	258,956
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(6)		46,000	44,914
Olin Corp., 5.125%, 9/15/27		70,000	67,990
			112,904
Commercial Services and Supplies†
Clean Harbors, Inc., 6.375%, 2/1/31(6)		190,000	193,771
21

	Shares/ Principal Amount	Value
Containers and Packaging†
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(6)	$40,000	$40,018
Sealed Air Corp., 5.125%, 12/1/24(6)	105,000	104,327
		144,345
Diversified Financial Services†
Allen C Stonecipher Life Insurance Trust, VRDN, 4.39%, 2/7/23 (LOC: FHLB)	5,000	5,000
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.90%, 8/15/37	59,000	57,295
Level 3 Financing, Inc., 4.625%, 9/15/27(6)	136,000	115,449
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)	115,000	108,939
		281,683
Electric Utilities†
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	34,249
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	35,619
Exelon Corp., 4.45%, 4/15/46	20,000	18,104
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)	57,000	57,321
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	56,160
		201,453
Health Care Providers and Services — 0.1%
CVS Health Corp., 4.78%, 3/25/38	40,000	38,328
DaVita, Inc., 4.625%, 6/1/30(6)	270,000	227,764
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	52,144
		318,236
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)	110,000	94,205
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)(8)	142,000	144,663
MGM Resorts International, 6.00%, 3/15/23	135,000	135,099
MGM Resorts International, 4.625%, 9/1/26	39,000	36,785
Penn Entertainment, Inc., 5.625%, 1/15/27(6)	175,000	164,675
Penn Entertainment, Inc., 4.125%, 7/1/29(6)	43,000	35,531
Station Casinos LLC, 4.625%, 12/1/31(6)	530,000	447,336
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	200,000	189,194
		1,247,488
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	227,321
Meritage Homes Corp., 5.125%, 6/6/27	190,000	182,310
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)	136,000	112,222
		521,853
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)	86,000	83,952
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	85,000	70,519
DISH DBS Corp., 7.75%, 7/1/26	165,000	134,223
		204,742
Metals and Mining — 0.1%
ATI, Inc., 4.875%, 10/1/29	240,000	219,881
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(6)	235,000	219,419
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	214,206
		653,506
22

		Shares/ Principal Amount	Value
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(6)		$113,000	$94,031
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		30,000	28,179
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		65,000	66,561
Crescent Energy Finance LLC, 9.25%, 2/15/28(6)(8)		150,000	149,965
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		90,000	88,822
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	124,017
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		60,000	64,422
MEG Energy Corp., 5.875%, 2/1/29(6)		120,000	114,743
Petroleos Mexicanos, 6.70%, 2/16/32		50,000	41,572
Southwestern Energy Co., 5.70%, 1/23/25		21,000	20,846
			670,948
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		12,000	11,487
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		80,000	73,239
			84,726
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)		130,000	123,873
Sprint LLC, 7.875%, 9/15/23		70,000	71,118
Sprint LLC, 7.125%, 6/15/24		315,000	322,091
T-Mobile USA, Inc., 4.75%, 2/1/28		240,000	238,007
T-Mobile USA, Inc., 3.50%, 4/15/31		15,000	13,442
			768,531
TOTAL CORPORATE BONDS (Cost $10,228,782)			9,356,204
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Australia†
Australia Government Bond, 3.00%, 3/21/47	AUD	120,000	72,074
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	75,021
			147,095
Austria†
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	41,000	41,750
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	29,000	35,950
			77,700
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	27,000	33,886
Canada — 0.2%
Canadian Government Bond, 0.25%, 3/1/26	CAD	850,000	581,664
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	148,018
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	160,168
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	97,029
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	13,835
			1,000,714
China — 0.5%
China Government Bond, 2.88%, 11/5/23	CNY	19,000,000	2,830,808
China Government Bond, 3.25%, 6/6/26	CNY	400,000	60,570
China Government Bond, 3.29%, 5/23/29	CNY	300,000	45,990
			2,937,368
23

		Shares/ Principal Amount	Value
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	$32,650
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	11,465
			44,115
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	58,000	65,312
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	350,000	265,545
			330,857
France — 0.1%
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	1,050,000	904,738
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	40,000	23,255
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	81,204
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	36,657
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	234,175
			270,832
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	59,407
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	197,990
Netherlands†
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	100,000	101,611
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	27,000	31,025
			132,636
Norway†
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	85,000	8,491
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	510,000	48,887
			57,378
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	61,116
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	49,023
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	161,627
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	3,741
			165,368
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	35,119
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	102,419
			137,538
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,100,000	1,241,693
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	28,376
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,039,391)			7,982,289
24

	Shares/ Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 0.5%
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 6.64%, (3-month LIBOR plus 1.85%), 10/15/31(6)	$266,838	$265,137
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.54%, (3-month LIBOR plus 1.75%), 4/17/30(6)	250,000	234,853
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 6.64%, (3-month LIBOR plus 1.85%), 10/15/30(6)	200,000	189,682
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 5.93%, (3-month LIBOR plus 1.12%), 7/20/31(6)	175,000	173,843
KKR CLO Ltd., Series 2018, Class CR, VRN, 6.89%, (3-month LIBOR plus 2.10%), 7/18/30(6)	175,000	170,230
KKR CLO Ltd., Series 2022A, Class B, VRN, 6.41%, (3-month LIBOR plus 1.60%), 7/20/31(6)	300,000	293,720
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.29%, (3-month LIBOR plus 1.50%), 4/15/31(6)	300,000	295,552
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.92%, (3-month LIBOR plus 2.10%), 1/25/32(6)	300,000	291,643
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.49%, (3-month LIBOR plus 2.68%), 1/20/35(6)	200,000	188,362
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.92%, (1-month LIBOR plus 1.45%), 10/16/36(6)	398,000	380,833
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 6.63%, (3-month SOFR plus 2.00%), 4/15/30(6)	175,000	168,063
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.16%, (3-month LIBOR plus 2.35%), 1/20/32(6)	250,000	240,789
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.49%, (3-month LIBOR plus 1.70%), 4/18/33(6)	500,000	491,412
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,483,435)		3,384,119
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	121,912
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 1.19%, 2/1/23	2,450,000	2,450,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	16,272
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	11,059
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	52,352
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	38,210
New York City GO, 6.27%, 12/1/37	5,000	5,726
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	81,895
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	35,777
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	73,186
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	96,703
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	158,474
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	11,173
State of California GO, 4.60%, 4/1/38	30,000	29,654
State of California GO, 7.55%, 4/1/39	20,000	26,688
State of California GO, 7.30%, 10/1/39	25,000	31,917
State of California GO, 7.60%, 11/1/40	40,000	54,340
25

	Shares/ Principal Amount	Value
State of Washington GO, 5.14%, 8/1/40	$20,000	$21,278
TOTAL MUNICIPAL SECURITIES (Cost $3,271,040)		3,316,616
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	285,788
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	324,581
Electric Utilities†
Electricite de France SA, 3.375%	200,000	172,857
Enel SpA, 2.25%	100,000	94,759
		267,616
Insurance — 0.1%
Allianz SE, 2.625%	200,000	164,460
Allianz SE, 4.75%	100,000	108,672
Assicurazioni Generali SpA, 4.60%	100,000	106,803
Intesa Sanpaolo Vita SpA, 4.75%	100,000	106,903
		486,838
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	186,865
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(6)	174,000	143,550
TOTAL PREFERRED STOCKS (Cost $2,177,807)		1,695,238
ASSET-BACKED SECURITIES — 0.3%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	$210,620	179,046
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	33,565	32,525
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	274,384
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(6)	300,000	272,617
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	344,079	286,456
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	581,402	498,541
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	91,331	88,445
TOTAL ASSET-BACKED SECURITIES (Cost $1,869,279)		1,632,014
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	1,306	533,253
iShares Russell Mid-Cap Value ETF(3)	7,372	839,302
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,282,742)		1,372,555
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$2,556	2,317
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.96%, 3/25/35	7,161	7,061
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, SEQ, VRN, 3.59%, 6/25/34	27,087	25,877
26

	Shares/ Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.26%, 8/25/34	$24,576	$23,671
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.01%, 10/25/34	13,968	13,781
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.82%, 5/25/34	17,236	16,052
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.15%, 6/25/34	6,646	5,952
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.78%, 1/25/35	14,477	13,687
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	34,711	31,479
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.70%, 11/25/35	11,635	11,055
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.08%, 2/25/35	13,006	12,228
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.08%, 2/25/35	5,202	4,896
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 6.01%, (30-day average SOFR plus 1.70%), 12/27/33(6)	550,000	545,196
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	8,944	8,209
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 5.23%, 7/25/34	8,176	7,926
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	10,475	9,599
		738,986
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 7.11%, (1-month LIBOR plus 2.60%), 5/25/24	100,409	101,704
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $855,706)		840,690
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.55%, (12-month LIBOR plus 1.87%), 7/1/36	9,102	9,240
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	13,626	13,928
FHLMC, VRN, 3.43%, (1-year H15T1Y plus 2.26%), 4/1/37	17,240	17,541
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	5,685	5,708
FNMA, VRN, 5.17%, (6-month LIBOR plus 1.57%), 6/1/35	12,246	12,323
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	8,500	8,535
FNMA, VRN, 4.10%, (6-month LIBOR plus 1.54%), 9/1/35	2,953	3,000
FNMA, VRN, 3.85%, (1-year H15T1Y plus 2.15%), 3/1/38	18,243	18,647
		88,922
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 3.50%, 3/1/34	22,634	22,116
GNMA, 7.50%, 10/15/25	393	393
GNMA, 6.00%, 3/15/26	1,409	1,449
GNMA, 7.00%, 12/15/27	1,698	1,696
GNMA, 7.00%, 5/15/31	4,325	4,536
GNMA, 5.50%, 11/15/32	6,790	7,199
GNMA, 6.50%, 10/15/38	124,781	134,318
27

	Shares/ Principal Amount	Value
GNMA, 4.50%, 6/15/41	$109,365	$111,041
		282,748
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $370,591)		371,670
SHORT-TERM INVESTMENTS — 4.3%
Certificates of Deposit — 0.7%
Bank of Montreal, VRN, 4.93%, (SOFR plus 0.63%), 9/12/23	3,500,000	3,507,805
Nordea Bank Abp, VRN, 4.90%, (SOFR plus 0.60%), 10/11/23	1,000,000	1,002,126
		4,509,931
Commercial Paper(9) — 1.2%
Alinghi Funding Co. LLC, 3.96%, 3/21/23 (LOC: UBS AG)(6)	600,000	596,220
Alinghi Funding Co. LLC, 5.43%, 7/13/23 (LOC: UBS AG)(6)	700,000	684,406
Chesham Finance Ltd / Chesham Finance LLC, 4.42%, 2/1/23 (LOC: HSBC Bank PLC)(6)	1,090,000	1,089,869
Liberty Street Funding LLC, 4.86%, 2/7/23 (LOC: Bank of Nova Scotia)(6)	1,450,000	1,448,741
Svenska Handelsbanken AB, VRN, 4.83%, (SOFR plus 0.53%), 5/19/23(6)	800,000	800,716
Svenska Handelsbanken AB, VRN, 5.09%, (SOFR plus 0.79%), 11/1/23(6)	1,000,000	1,000,000
UBS AG, VRN, 4.97%, (SOFR plus 0.65%), 6/29/23(6)	700,000	700,000
UBS AG, VRN, 4.90%, (SOFR plus 0.58%), 9/22/23(6)	600,000	600,000
Washington Morgan Capital Co. LLC, 5.08%, 4/27/23 (LOC: Goldman Sachs & Co.)(6)	1,200,000	1,201,358
		8,121,310
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,777,394	10,777,394
State Street Navigator Securities Lending Government Money Market Portfolio(10)	877,596	877,596
		11,654,990
Treasury Bills(9) — 0.6%
U.S. Treasury Bills, 4.42%, 3/7/23	$300,000	298,724
U.S. Treasury Bills, 4.61%, 5/4/23	600,000	593,018
U.S. Treasury Bills, 4.72%, 6/1/23	350,000	344,691
U.S. Treasury Bills, 4.70%, 6/15/23	1,500,000	1,474,910
U.S. Treasury Bills, 4.87%, 7/20/23	500,000	489,240
U.S. Treasury Bills, 4.73%, 11/2/23	650,000	627,855
		3,828,438
TOTAL SHORT-TERM INVESTMENTS (Cost $28,102,495)		28,114,669
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $568,957,215)		652,429,499
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,020,648)
TOTAL NET ASSETS — 100.0%		$651,408,851

28

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	142,772	AUD	211,483	Bank of America N.A.	3/15/23	$(6,744)
CAD	8,636	USD	6,352	Goldman Sachs & Co.	3/31/23	142
CAD	7,641	USD	5,646	Goldman Sachs & Co.	3/31/23	99
USD	975,246	CAD	1,325,912	Morgan Stanley	3/15/23	(21,568)
USD	231,751	CAD	316,850	Goldman Sachs & Co.	3/31/23	(6,486)
USD	351,967	CAD	481,210	Goldman Sachs & Co.	3/31/23	(9,850)
USD	11,791	CAD	16,043	Goldman Sachs & Co.	3/31/23	(272)
USD	13,861	CAD	18,847	Goldman Sachs & Co.	3/31/23	(309)
USD	12,794	CAD	17,447	Goldman Sachs & Co.	3/31/23	(325)
USD	5,649	CAD	7,641	Goldman Sachs & Co.	3/31/23	(96)
USD	5,718	CAD	7,758	Goldman Sachs & Co.	3/31/23	(115)
USD	14,823	CAD	19,892	Goldman Sachs & Co.	3/31/23	(134)
USD	6,687	CAD	8,934	Goldman Sachs & Co.	3/31/23	(30)
USD	9,884	CAD	13,204	Goldman Sachs & Co.	3/31/23	(44)
USD	9,654	CAD	12,930	Goldman Sachs & Co.	3/31/23	(69)
USD	10,512	CAD	14,094	Goldman Sachs & Co.	3/31/23	(85)
USD	11,883	CAD	15,870	Goldman Sachs & Co.	3/31/23	(49)
USD	6,805	CAD	9,051	Goldman Sachs & Co.	3/31/23	(1)
USD	167,057	CHF	155,071	Morgan Stanley	3/15/23	(3,080)
USD	5,973,537	CNY	41,247,274	Morgan Stanley	3/15/23	(150,936)
EUR	6,740	USD	7,210	JPMorgan Chase Bank N.A.	3/31/23	144
EUR	4,760	USD	5,094	JPMorgan Chase Bank N.A.	3/31/23	100
EUR	5,369	USD	5,847	JPMorgan Chase Bank N.A.	3/31/23	12
EUR	72,693	USD	79,273	JPMorgan Chase Bank N.A.	3/31/23	42
USD	5,647,050	EUR	5,337,830	Goldman Sachs & Co.	3/15/23	(171,237)
USD	220,391	EUR	205,822	JPMorgan Chase Bank N.A.	3/31/23	(4,182)
USD	10,765	EUR	10,167	JPMorgan Chase Bank N.A.	3/31/23	(328)
USD	5,964	EUR	5,522	JPMorgan Chase Bank N.A.	3/31/23	(61)
USD	14,417	EUR	13,366	JPMorgan Chase Bank N.A.	3/31/23	(166)
USD	7,505	EUR	6,892	JPMorgan Chase Bank N.A.	3/31/23	(16)
USD	3,033,168	EUR	2,832,661	JPMorgan Chase Bank N.A.	3/31/23	(57,557)
USD	74,069	EUR	69,528	JPMorgan Chase Bank N.A.	3/31/23	(1,793)
USD	98,599	EUR	93,124	JPMorgan Chase Bank N.A.	3/31/23	(3,009)
USD	92,399	EUR	84,863	JPMorgan Chase Bank N.A.	3/31/23	(195)
USD	10,152	EUR	9,292	JPMorgan Chase Bank N.A.	3/31/23	14
GBP	9,101	USD	11,089	Bank of America N.A.	3/31/23	145
GBP	8,478	USD	10,249	Bank of America N.A.	3/31/23	215
GBP	9,426	USD	11,373	Bank of America N.A.	3/31/23	263
GBP	10,768	USD	13,020	Bank of America N.A.	3/31/23	272
GBP	13,404	USD	16,072	Bank of America N.A.	3/31/23	475
GBP	7,765	USD	9,394	Bank of America N.A.	3/31/23	191
GBP	6,058	USD	7,227	Bank of America N.A.	3/31/23	251
GBP	6,223	USD	7,690	Bank of America N.A.	3/31/23	(9)
GBP	10,971	USD	13,609	Bank of America N.A.	3/31/23	(66)
USD	1,458,546	GBP	1,191,895	Bank of America N.A.	3/15/23	(12,216)
USD	376,290	GBP	308,656	Bank of America N.A.	3/31/23	(4,720)
USD	109	GBP	90	Bank of America N.A.	3/31/23	(2)
USD	11,685	GBP	9,600	Bank of America N.A.	3/31/23	(166)
USD	10,458	GBP	8,534	Bank of America N.A.	3/31/23	(76)
NOK	45,629	USD	4,637	UBS AG	3/31/23	(53)
29

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	63,557	USD	6,450	UBS AG	3/31/23	$(65)
NOK	30,095	USD	3,061	UBS AG	3/31/23	(38)
NOK	42,641	USD	4,340	UBS AG	3/31/23	(56)
NOK	76,682	USD	7,845	UBS AG	3/31/23	(142)
USD	26,212	NOK	258,603	UBS AG	3/31/23	234
USD	140,621	THB	4,850,729	Bank of America N.A.	3/15/23	(6,945)
						$(460,692)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	3	March 2023	$278,373	$2,893
U.K. Gilt 10-Year Bonds	3	March 2023	386,535	(4,383)
U.S. Treasury 5-Year Notes	83	March 2023	9,067,102	45,612
U.S. Treasury 10-Year Notes	66	March 2023	7,558,031	(61,651)
U.S. Treasury 10-Year Ultra Notes	47	March 2023	5,696,547	38,063
			$22,986,588	$20,534
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Sell	5.00%	6/20/27	$7,227,000	$(144,173)	$467,838	$323,665

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

30

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,319,946. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,211,662.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $17,804,685, which represented 2.7% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,386,129, which includes securities collateral of $1,508,533.

See Notes to Financial Statements.
31

Statement of Assets and Liabilities

JANUARY 31, 2023 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $268,903,706) — including $2,319,946 of securities on loan	$304,345,728
Investment securities - affiliated, at value (cost of $299,175,913)	347,206,175
Investment made with cash collateral received for securities on loan, at value (cost of $877,596)	877,596
Total investment securities, at value (cost of $568,957,215)	652,429,499
Foreign currency holdings, at value (cost of $48,304)	4,215
Foreign deposits with broker for futures contracts, at value (cost of $36,308)	39,645
Receivable for investments sold	1,007,740
Receivable for capital shares sold	424,704
Receivable for variation margin on futures contracts	45,297
Receivable for variation margin on swap agreements	37,335
Unrealized appreciation on forward foreign currency exchange contracts	2,599
Interest and dividends receivable	814,402
Securities lending receivable	2,831
Other assets	25,302
654,833,569

Liabilities
Disbursements in excess of demand deposit cash	170,911
Payable for collateral received for securities on loan	877,596
Payable for investments purchased	1,033,722
Payable for capital shares redeemed	547,330
Payable for variation margin on futures contracts	1,601
Unrealized depreciation on forward foreign currency exchange contracts	463,291
Accrued management fees	271,409
Distribution and service fees payable	48,995
Accrued other expenses	9,863
3,424,718

Net Assets	$651,408,851

Net Assets Consist of:
Capital (par value and paid-in surplus)	$570,323,328
Distributable earnings (loss)	81,085,523
$651,408,851

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$250,536,663	35,616,461	$7.03
I Class, $0.01 Par Value	$60,345,104	8,673,795	$6.96
A Class, $0.01 Par Value	$145,183,814	20,367,362	$7.13
C Class, $0.01 Par Value	$15,853,839	2,308,366	$6.87
R Class, $0.01 Par Value	$13,666,955	1,918,514	$7.12
R5 Class, $0.01 Par Value	$17,442	2,506	$6.96
R6 Class, $0.01 Par Value	$165,805,034	23,937,659	$6.93
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $7.56 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
32

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$3,947,069
Interest (net of foreign taxes withheld of $396)	1,700,754
Dividends (net of foreign taxes withheld of $32,594)	1,590,601
Securities lending, net	36,875
7,275,299

Expenses:
Management fees	3,277,943
Distribution and service fees:
A Class	174,743
C Class	78,232
R Class	35,133
Directors' fees and expenses	9,971
Other expenses	39,314
3,615,336
Fees waived(1)	(1,699,073)
1,916,263

Net investment income (loss)	5,359,036

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $1,954,458 from affiliated funds)	1,463,707
Forward foreign currency exchange contract transactions	972,123
Futures contract transactions	(959,153)
Swap agreement transactions	161,693
Foreign currency translation transactions	(304,036)
Capital gain distributions received from affiliated funds	1,030,196
2,364,530

Change in net unrealized appreciation (depreciation) on:
Investments (including $6,429,732 from affiliated funds)	12,744,180
Forward foreign currency exchange contracts	(1,079,531)
Futures contracts	(292,722)
Swap agreements	288,675
Translation of assets and liabilities in foreign currencies	(9,782)
11,650,820

Net realized and unrealized gain (loss)	14,015,350

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,374,386
(1)Amount consists of $655,397, $157,984, $378,013, $42,310, $38,004, $43 and $427,322 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
33

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$5,359,036	$11,998,704
Net realized gain (loss)	2,364,530	47,630,956
Change in net unrealized appreciation (depreciation)	11,650,820	(137,524,567)
Net increase (decrease) in net assets resulting from operations	19,374,386	(77,894,907)

Distributions to Shareholders
From earnings:
Investor Class	(12,410,905)	(36,011,235)
I Class	(3,151,906)	(5,941,362)
A Class	(6,768,419)	(19,836,034)
C Class	(662,133)	(2,358,549)
R Class	(609,495)	(2,055,153)
R5 Class	(882)	(1,947)
R6 Class	(8,730,240)	(23,401,758)
Decrease in net assets from distributions	(32,333,980)	(89,606,038)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	13,983,942	(41,427,439)

Net increase (decrease) in net assets	1,024,348	(208,928,384)

Net Assets
Beginning of period	650,384,503	859,312,887
End of period	$651,408,851	$650,384,503

See Notes to Financial Statements.
34

Notes to Financial Statements

JANUARY 31, 2023 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

35

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

36

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$877,596	—	—	—	$877,596
Gross amount of recognized liabilities for securities lending transactions					$877,596
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

37

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2023, the investment advisor agreed to waive an additional 0.37% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.61%
I Class	0.70% to 0.95%	0.95%	0.41%
A Class	0.90% to 1.15%	1.15%	0.61%
C Class	0.90% to 1.15%	1.15%	0.61%
R Class	0.90% to 1.15%	1.15%	0.61%
R5 Class	0.70% to 0.95%	0.95%	0.41%
R6 Class	0.55% to 0.80%	0.80%	0.26%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

38

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $180,451 and $18,401, respectively. The effect of interfund transactions on the Statement of Operations was $(2,555) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2023 totaled $95,515,259, of which $20,461,398 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2023 totaled $111,203,924, of which $4,225,723 represented U.S. Treasury and Government Agency obligations.

39

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	1,261,303	$8,716,480	2,192,573	$17,989,875
Issued in reinvestment of distributions	1,868,069	12,235,850	4,266,590	35,199,368
Redeemed	(2,369,790)	(16,331,323)	(6,356,508)	(52,076,844)
	759,582	4,621,007	102,655	1,112,399
I Class/Shares Authorized	150,000,000		150,000,000
Sold	475,997	3,282,763	4,912,186	37,692,709
Issued in reinvestment of distributions	482,518	3,126,719	718,353	5,868,942
Redeemed	(830,600)	(5,648,144)	(3,234,459)	(26,172,277)
	127,915	761,338	2,396,080	17,389,374
A Class/Shares Authorized	325,000,000		325,000,000
Sold	791,676	5,529,857	1,788,632	14,489,820
Issued in reinvestment of distributions	995,087	6,607,375	2,310,732	19,317,722
Redeemed	(1,226,066)	(8,562,245)	(3,581,923)	(29,008,106)
	560,697	3,574,987	517,441	4,799,436
C Class/Shares Authorized	90,000,000		90,000,000
Sold	131,486	881,841	392,416	3,097,455
Issued in reinvestment of distributions	103,458	662,133	292,260	2,358,539
Redeemed	(305,901)	(2,062,157)	(938,543)	(7,504,053)
	(70,957)	(518,183)	(253,867)	(2,048,059)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	128,331	886,891	227,076	1,836,368
Issued in reinvestment of distributions	91,189	605,498	244,500	2,044,022
Redeemed	(436,813)	(3,007,788)	(379,061)	(3,116,489)
	(217,293)	(1,515,399)	92,515	763,901
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	191	1,310	236	1,832
Issued in reinvestment of distributions	136	882	238	1,947
Redeemed	—	—	(3)	(23)
	327	2,192	471	3,756
R6 Class/Shares Authorized	455,000,000		455,000,000
Sold	1,611,400	10,871,960	3,896,466	31,939,930
Issued in reinvestment of distributions	1,353,526	8,730,240	2,878,445	23,401,758
Redeemed	(1,850,512)	(12,544,200)	(13,818,845)	(118,789,934)
	1,114,414	7,058,000	(7,043,934)	(63,448,246)
Net increase (decrease)	2,274,685	$13,983,942	(4,188,639)	$(41,427,439)

40

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$347,206,175	—	—
Common Stocks	142,550,379	$56,790,379	—
U.S. Treasury Securities	—	47,816,502	—
Corporate Bonds	—	9,356,204	—
Sovereign Governments and Agencies	—	7,982,289	—
Collateralized Loan Obligations	—	3,384,119	—
Municipal Securities	—	3,316,616	—
Preferred Stocks	—	1,695,238	—
Asset-Backed Securities	—	1,632,014	—
Exchange-Traded Funds	1,372,555	—	—
Collateralized Mortgage Obligations	—	840,690	—
U.S. Government Agency Mortgage-Backed Securities	—	371,670	—
Short-Term Investments	11,654,990	16,459,679	—
	$502,784,099	$149,645,400	—
Other Financial Instruments
Futures Contracts	$83,675	$2,893	—
Swap Agreements	—	323,665	—
Forward Foreign Currency Exchange Contracts	—	2,599	—
	$83,675	$329,157	—

Liabilities
Other Financial Instruments
Futures Contracts	$61,651	$4,383	—
Forward Foreign Currency Exchange Contracts	—	463,291	—
	$61,651	$467,674	—

41

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $7,227,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $27,758,375.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $25,321,226 futures contracts purchased and $3,974,813 futures contracts sold.

42

Value of Derivative Instruments as of January 31, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$37,335	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	2,599	Unrealized depreciation on forward foreign currency exchange contracts	$463,291
Interest Rate Risk	Receivable for variation margin on futures contracts*	45,297	Payable for variation margin on futures contracts*	1,601
		$85,231		$464,892
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$161,693	Change in net unrealized appreciation (depreciation) on swap agreements	$288,675
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	972,123	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,079,531)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(959,153)	Change in net unrealized appreciation (depreciation) on futures contracts	(292,722)
		$174,663		$(1,083,578)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

43

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$572,993,861
Gross tax appreciation of investments	$99,972,593
Gross tax depreciation of investments	(20,536,955)
Net tax appreciation (depreciation) of investments	$79,435,638

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. As of period end, the fund owned 25% of the total outstanding shares of American Century Focused Dynamic Growth ETF .
44

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,697	—	—	$(277)	$13,420	288	—	$224
American Century Emerging Markets Bond ETF	5,183	—	—	23	5,206	133	—	149
American Century Focused Dynamic Growth ETF(3)	31,492	$2,973	$1,586	(624)	32,255	560	$(466)	—
American Century Focused Large Cap Value ETF	42,099	1,450	4,039	152	39,662	658	925	1,511
American Century Multisector Income ETF	23,858	—	—	(475)	23,383	532	—	526
American Century Quality Diversified International ETF	28,343	2,002	75	1,597	31,867	738	(15)	435
American Century Short Duration Strategic Income ETF	—	3,580	—	72	3,652	71	—	29
American Century STOXX U.S. Quality Growth ETF	32,960	531	2,855	266	30,902	495	(325)	69
American Century STOXX U.S. Quality Value ETF	43,021	424	4,474	1,043	40,014	806	(203)	586
Avantis Emerging Markets Equity ETF	38,565	1,611	6,854	3,201	36,523	664	(1,102)	588
Avantis International Equity ETF	28,132	250	619	2,398	30,161	521	(100)	278
Avantis International Small Cap Value ETF	8,393	111	555	550	8,499	142	21	106
Avantis U.S. Equity ETF	44,231	368	2,781	21	41,839	575	968	359
Avantis U.S. Small Cap Value ETF	16,012	27	4,699	(1,517)	9,823	120	2,251	117
	$355,986	$13,327	$28,537	$6,430	$347,206	6,303	$1,954	$4,977
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$7.20	0.06	0.13	0.19	(0.11)	(0.25)	(0.36)	$7.03	3.07%	0.62%(4)	1.16%(4)	1.70%(4)	1.16%(4)	16%	$250,537
2022	$9.09	0.13	(0.93)	(0.80)	(0.14)	(0.95)	(1.09)	$7.20	(10.38)%	0.63%	1.17%	1.61%	1.07%	36%	$250,891
2021	$7.45	0.08	2.09	2.17	(0.06)	(0.47)	(0.53)	$9.09	30.04%	0.67%	1.16%	0.95%	0.46%	44%	$316,039
2020	$7.91	0.08	0.58	0.66	(0.13)	(0.99)	(1.12)	$7.45	8.82%	0.84%	1.16%	1.06%	0.74%	109%	$262,987
2019	$8.57	0.10	0.11	0.21	(0.10)	(0.77)	(0.87)	$7.91	3.96%	1.11%	1.16%	1.27%	1.22%	78%	$300,544
2018(5)	$9.04	0.06	0.28	0.34	(0.12)	(0.69)	(0.81)	$8.57	4.05%	1.11%(4)	1.16%(4)	1.10%(4)	1.05%(4)	58%	$372,601
2017	$7.80	0.10	1.37	1.47	(0.11)	(0.12)	(0.23)	$9.04	19.30%	1.11%	1.16%	1.19%	1.14%	80%	$448,081
I Class
2023(3)	$7.13	0.07	0.14	0.21	(0.13)	(0.25)	(0.38)	$6.96	3.32%	0.42%(4)	0.96%(4)	1.90%(4)	1.36%(4)	16%	$60,345
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$60,934
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.42%	0.47%	0.96%	1.15%	0.66%	44%	$55,466
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	8.97%	0.64%	0.96%	1.26%	0.94%	109%	$46,105
2019	$8.52	0.11	0.11	0.22	(0.11)	(0.77)	(0.88)	$7.86	4.22%	0.91%	0.96%	1.47%	1.42%	78%	$52,389
2018(5)	$9.00	0.07	0.28	0.35	(0.14)	(0.69)	(0.83)	$8.52	4.18%	0.91%(4)	0.96%(4)	1.30%(4)	1.25%(4)	58%	$68,975
2017	$7.76	0.12	1.36	1.48	(0.12)	(0.12)	(0.24)	$9.00	19.64%	0.91%	0.96%	1.39%	1.34%	80%	$139,110

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$7.28	0.05	0.15	0.20	(0.10)	(0.25)	(0.35)	$7.13	3.06%	0.87%(4)	1.41%(4)	1.45%(4)	0.91%(4)	16%	$145,184
2022	$9.18	0.11	(0.94)	(0.83)	(0.12)	(0.95)	(1.07)	$7.28	(10.64)%	0.88%	1.42%	1.36%	0.82%	36%	$144,188
2021	$7.52	0.06	2.11	2.17	(0.04)	(0.47)	(0.51)	$9.18	29.69%	0.92%	1.41%	0.70%	0.21%	44%	$177,147
2020	$7.97	0.06	0.59	0.65	(0.11)	(0.99)	(1.10)	$7.52	8.58%	1.09%	1.41%	0.81%	0.49%	109%	$147,856
2019	$8.63	0.08	0.11	0.19	(0.08)	(0.77)	(0.85)	$7.97	3.66%	1.36%	1.41%	1.02%	0.97%	78%	$168,774
2018(5)	$9.08	0.05	0.28	0.33	(0.09)	(0.69)	(0.78)	$8.63	3.87%	1.36%(4)	1.41%(4)	0.85%(4)	0.80%(4)	58%	$188,883
2017	$7.84	0.08	1.37	1.45	(0.09)	(0.12)	(0.21)	$9.08	19.02%	1.36%	1.41%	0.94%	0.89%	80%	$209,181
C Class
2023(3)	$7.00	0.02	0.14	0.16	(0.04)	(0.25)	(0.29)	$6.87	2.66%	1.62%(4)	2.16%(4)	0.70%(4)	0.16%(4)	16%	$15,854
2022	$8.86	0.05	(0.91)	(0.86)	(0.05)	(0.95)	(1.00)	$7.00	(11.30)%	1.63%	2.17%	0.61%	0.07%	36%	$16,652
2021	$7.29	(0.01)	2.05	2.04	—	(0.47)	(0.47)	$8.86	28.76%	1.67%	2.16%	(0.05)%	(0.54)%	44%	$23,338
2020	$7.75	—(6)	0.58	0.58	(0.05)	(0.99)	(1.04)	$7.29	7.80%	1.84%	2.16%	0.06%	(0.26)%	109%	$29,423
2019	$8.41	0.02	0.11	0.13	(0.02)	(0.77)	(0.79)	$7.75	2.91%	2.11%	2.16%	0.27%	0.22%	78%	$36,620
2018(5)	$8.85	0.01	0.27	0.28	(0.03)	(0.69)	(0.72)	$8.41	3.36%	2.11%(4)	2.16%(4)	0.10%(4)	0.05%(4)	58%	$53,503
2017	$7.64	0.02	1.34	1.36	(0.03)	(0.12)	(0.15)	$8.85	18.07%	2.11%	2.16%	0.19%	0.14%	80%	$66,032

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$7.27	0.04	0.14	0.18	(0.08)	(0.25)	(0.33)	$7.12	2.80%	1.12%(4)	1.66%(4)	1.20%(4)	0.66%(4)	16%	$13,667
2022	$9.17	0.09	(0.95)	(0.86)	(0.09)	(0.95)	(1.04)	$7.27	(10.88)%	1.13%	1.67%	1.11%	0.57%	36%	$15,518
2021	$7.51	0.04	2.11	2.15	(0.02)	(0.47)	(0.49)	$9.17	29.58%	1.17%	1.66%	0.45%	(0.04)%	44%	$18,729
2020	$7.96	0.04	0.59	0.63	(0.09)	(0.99)	(1.08)	$7.51	8.16%	1.34%	1.66%	0.56%	0.24%	109%	$16,353
2019	$8.61	0.06	0.12	0.18	(0.06)	(0.77)	(0.83)	$7.96	3.51%	1.61%	1.66%	0.77%	0.72%	78%	$17,858
2018(5)	$9.06	0.03	0.28	0.31	(0.07)	(0.69)	(0.76)	$8.61	3.72%	1.61%(4)	1.66%(4)	0.60%(4)	0.55%(4)	58%	$19,634
2017	$7.82	0.06	1.37	1.43	(0.07)	(0.12)	(0.19)	$9.06	18.64%	1.61%	1.66%	0.69%	0.64%	80%	$22,514
R5 Class
2023(3)	$7.13	0.07	0.14	0.21	(0.13)	(0.25)	(0.38)	$6.96	3.32%	0.42%(4)	0.96%(4)	1.90%(4)	1.36%(4)	16%	$17
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$16
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.24%	0.47%	0.96%	1.15%	0.66%	44%	$15
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	9.11%	0.64%	0.96%	1.26%	0.94%	109%	$10
2019	$8.53	0.11	0.10	0.21	(0.11)	(0.77)	(0.88)	$7.86	4.08%	0.91%	0.96%	1.47%	1.42%	78%	$8
2018(5)	$9.00	0.07	0.28	0.35	(0.13)	(0.69)	(0.82)	$8.53	4.24%	0.91%(4)	0.96%(4)	1.30%(4)	1.25%(4)	58%	$6
2017(7)	$8.05	0.08	0.87	0.95	—	—	—	$9.00	11.80%	0.91%(4)	0.96%(4)	1.46%(4)	1.41%(4)	80%(8)	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(3)	$7.11	0.07	0.14	0.21	(0.14)	(0.25)	(0.39)	$6.93	3.35%	0.27%(4)	0.81%(4)	2.05%(4)	1.51%(4)	16%	$165,805
2022	$8.99	0.16	(0.92)	(0.76)	(0.17)	(0.95)	(1.12)	$7.11	(10.05)%	0.28%	0.82%	1.96%	1.42%	36%	$162,186
2021	$7.38	0.11	2.06	2.17	(0.09)	(0.47)	(0.56)	$8.99	30.57%	0.32%	0.81%	1.30%	0.81%	44%	$268,579
2020	$7.84	0.10	0.59	0.69	(0.16)	(0.99)	(1.15)	$7.38	9.18%	0.49%	0.81%	1.41%	1.09%	109%	$213,077
2019	$8.51	0.13	0.10	0.23	(0.13)	(0.77)	(0.90)	$7.84	4.27%	0.76%	0.81%	1.62%	1.57%	78%	$200,468
2018(5)	$8.99	0.09	0.27	0.36	(0.15)	(0.69)	(0.84)	$8.51	4.36%	0.76%(4)	0.81%(4)	1.45%(4)	1.40%(4)	58%	$200,589
2017	$7.76	0.13	1.36	1.49	(0.14)	(0.12)	(0.26)	$8.99	19.70%	0.76%	0.81%	1.54%	1.49%	80%	$90,339

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)Per-share amount was less than $0.005.
(7)April 10, 2017 (commencement of sale) through November 30, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Strategic Asset
Allocations, Inc.:

	Affirmative	Withhold
Brian Bulatao	$723,251,913	$19,961,799
Chris H. Cheesman	$727,642,487	$15,571,225
Rajesh K. Gupta	$725,037,253	$18,176,459
Lynn M. Jenkins	$723,023,283	$20,190,429
Gary C. Meltzer	$728,965,558	$14,248,154

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

50

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

51

Notes
52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 2303

Semiannual Report

January 31, 2023

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rate Hikes, Volatility Led to Mixed Performance

Raging inflation, escalating market volatility and slowing growth weighed on financial markets early in the reporting period. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war further pressured energy markets, particularly in Europe, and global supply chains.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes. And those efforts finally started yielding results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased to 6.4% in January. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

By the second half of the reporting period, moderating inflation and mounting recession risk triggered expectations for central banks to change course. This sentiment fueled a rally across asset classes. However, with inflation still much higher than central bank targets, policymakers indicated a near-term course change was unlikely, and markets remained volatile.

Robust second-half performance left most non-U.S. stock indices with solid gains for the six-month period. The S&P 500 Index declined slightly, and other U.S. stock indices were mixed. Small-cap stocks outpaced large caps, and the value style outperformed growth. Rising yields left most U.S. and global bond indices with declines for the six-month period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

JANUARY 31, 2023
Types of Investments in Portfolio	% of net assets
Affiliated Funds	36.3%
Common Stocks	19.0%
U.S. Treasury Securities	18.4%
Sovereign Governments and Agencies	4.6%
Corporate Bonds	4.5%
Collateralized Loan Obligations	2.1%
Municipal Securities	0.8%
Asset-Backed Securities	0.6%
Preferred Stocks	0.5%
Collateralized Mortgage Obligations	0.4%
U.S. Government Agency Mortgage-Backed Securities	0.2%
Exchange-Traded Funds	0.2%
Short-Term Investments	12.3%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.80	$3.65	0.72%
I Class	$1,000	$1,009.90	$2.63	0.52%
A Class	$1,000	$1,007.50	$4.91	0.97%
C Class	$1,000	$1,003.70	$8.69	1.72%
R Class	$1,000	$1,006.20	$6.17	1.22%
R5 Class	$1,000	$1,009.80	$2.63	0.52%
R6 Class	$1,000	$1,010.70	$1.88	0.37%
Hypothetical
Investor Class	$1,000	$1,021.58	$3.67	0.72%
I Class	$1,000	$1,022.58	$2.65	0.52%
A Class	$1,000	$1,020.32	$4.94	0.97%
C Class	$1,000	$1,016.54	$8.74	1.72%
R Class	$1,000	$1,019.06	$6.21	1.22%
R5 Class	$1,000	$1,022.58	$2.65	0.52%
R6 Class	$1,000	$1,023.34	$1.89	0.37%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 36.3%
American Century Diversified Corporate Bond ETF	389,060	$18,111,871
American Century Emerging Markets Bond ETF	155,611	6,086,102
American Century Focused Dynamic Growth ETF(2)	60,110	3,461,122
American Century Focused Large Cap Value ETF	99,440	5,991,956
American Century Multisector Income ETF	351,777	15,467,846
American Century Quality Diversified International ETF	240,240	10,372,770
American Century Short Duration Strategic Income ETF	31,790	1,636,107
American Century STOXX U.S. Quality Growth ETF	180,391	11,254,595
American Century STOXX U.S. Quality Value ETF	446,090	22,148,369
Avantis International Equity ETF	193,471	11,192,297
Avantis International Small Cap Value ETF	30,148	1,807,071
Avantis U.S. Equity ETF	190,173	13,833,184
Avantis U.S. Small Cap Value ETF	32,550	2,665,845
TOTAL AFFILIATED FUNDS (Cost $110,400,656)		124,029,135
COMMON STOCKS — 19.0%
Aerospace and Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.(2)	318	17,783
Airbus SE	894	112,077
CAE, Inc.(2)	4,804	108,497
Curtiss-Wright Corp.	1,132	187,686
HEICO Corp.	1,001	171,121
Hensoldt AG	520	15,076
Huntington Ingalls Industries, Inc.	851	187,679
Lockheed Martin Corp.	382	176,965
Mercury Systems, Inc.(2)	625	31,241
QinetiQ Group PLC	3,434	15,403
Thales SA	412	54,491
		1,078,019
Air Freight and Logistics†
United Parcel Service, Inc., Class B	712	131,884
Airlines — 0.1%
Southwest Airlines Co.	7,400	264,698
Auto Components — 0.4%
Aptiv PLC(2)	2,472	279,559
BorgWarner, Inc.	5,273	249,307
CIE Automotive SA	582	17,288
Cie Generale des Etablissements Michelin SCA	3,008	95,112
Continental AG	3,335	234,168
Fox Factory Holding Corp.(2)	345	40,741
Gentherm, Inc.(2)	240	17,863
Hyundai Mobis Co. Ltd.	584	97,649
Linamar Corp.	3,440	175,678
Nifco, Inc.	700	18,170
		1,225,535
Automobiles — 0.3%
Bayerische Motoren Werke AG	3,529	359,480
6

	Shares/ Principal Amount	Value
Ferrari NV	706	$176,418
Mercedes-Benz Group AG	5,746	427,572
Tesla, Inc.(2)	715	123,852
		1,087,322
Banks — 1.0%
AIB Group PLC	7,410	31,126
Banco Bilbao Vizcaya Argentaria SA	27,737	195,928
Banco Bradesco SA	73,574	183,199
Banco do Brasil SA	18,200	146,387
Bancorp, Inc.(2)	637	21,613
Bank Central Asia Tbk PT	354,800	201,352
Bank of America Corp.	1,400	49,672
Barclays PLC	106,643	245,150
BNP Paribas SA	1,345	92,377
Commerce Bancshares, Inc.	248	16,507
First Hawaiian, Inc.	8,591	235,737
Fukuoka Financial Group, Inc.	800	18,457
HDFC Bank Ltd., ADR	2,577	173,587
HSBC Holdings PLC	34,000	249,954
JPMorgan Chase & Co.	1,621	226,875
Jyske Bank A/S(2)	376	27,118
Prosperity Bancshares, Inc.	2,661	201,864
Regions Financial Corp.	8,880	209,035
Standard Chartered PLC (London)	18,602	156,250
SVB Financial Group(2)	533	161,201
Truist Financial Corp.	5,932	292,982
U.S. Bancorp	3,090	153,882
UniCredit SpA	9,619	187,870
Westamerica Bancorporation	1,108	61,561
		3,539,684
Beverages — 0.2%
Celsius Holdings, Inc.(2)	2,101	210,772
Duckhorn Portfolio, Inc.(2)	1,424	23,040
MGP Ingredients, Inc.	244	23,800
PepsiCo, Inc.	1,399	239,257
Pernod Ricard SA	469	97,097
		593,966
Biotechnology — 0.5%
AbbVie, Inc.	1,155	170,651
Abcam PLC, ADR(2)	676	9,376
ADMA Biologics, Inc.(2)	1,262	4,657
Alnylam Pharmaceuticals, Inc.(2)	658	148,971
Amgen, Inc.	425	107,270
Apellis Pharmaceuticals, Inc.(2)	253	13,341
Arcus Biosciences, Inc.(2)	124	2,682
Arcutis Biotherapeutics, Inc.(2)	564	9,345
Biohaven Ltd.(2)	479	9,144
Blueprint Medicines Corp.(2)	224	10,470
Celldex Therapeutics, Inc.(2)	179	7,887
Centessa Pharmaceuticals PLC, ADR(2)(3)	719	2,876
Cerevel Therapeutics Holdings, Inc.(2)	288	9,835
7

	Shares/ Principal Amount	Value
CSL Ltd.	1,304	$275,340
Cytokinetics, Inc.(2)	2,806	119,199
Halozyme Therapeutics, Inc.(2)	484	25,057
Horizon Therapeutics PLC(2)	362	39,719
Insmed, Inc.(2)	640	13,779
Intellia Therapeutics, Inc.(2)	127	5,390
IVERIC bio, Inc.(2)	5,086	117,487
Karuna Therapeutics, Inc.(2)	89	17,746
Keros Therapeutics, Inc.(2)	125	7,321
Kymera Therapeutics, Inc.(2)	111	4,149
Madrigal Pharmaceuticals, Inc.(2)	33	9,512
Natera, Inc.(2)	572	24,556
Neurocrine Biosciences, Inc.(2)	1,453	161,181
Prometheus Biosciences, Inc.(2)	110	12,503
Relay Therapeutics, Inc.(2)	236	5,064
Sarepta Therapeutics, Inc.(2)	1,503	187,830
Vertex Pharmaceuticals, Inc.(2)	248	80,129
Vitrolife AB	613	13,143
		1,625,610
Building Products — 0.2%
AZEK Co., Inc.(2)	862	20,800
Cie de Saint-Gobain	3,530	202,732
Hayward Holdings, Inc.(2)	1,816	24,498
Johnson Controls International PLC	2,660	185,056
Masco Corp.	1,351	71,873
Sanwa Holdings Corp.	500	5,293
Trane Technologies PLC	1,300	232,856
Trex Co., Inc.(2)	412	21,721
		764,829
Capital Markets — 0.7%
Ameriprise Financial, Inc.	446	156,154
Ares Management Corp., Class A	2,279	189,134
Avanza Bank Holding AB(3)	417	9,622
Banca Generali SpA	520	19,184
Bank of New York Mellon Corp.	7,967	402,891
BlackRock, Inc.	199	151,083
Intercontinental Exchange, Inc.	699	75,177
Intermediate Capital Group PLC	275	4,732
LendingTree, Inc.(2)	220	8,725
LPL Financial Holdings, Inc.	752	178,314
M&A Capital Partners Co. Ltd.(2)	200	6,774
Man Group PLC	5,632	17,327
Morgan Stanley	2,643	257,243
MSCI, Inc.	460	244,518
Northern Trust Corp.	4,690	454,789
S&P Global, Inc.	242	90,735
StepStone Group, Inc., Class A	794	23,177
T. Rowe Price Group, Inc.	1,981	230,727
		2,520,306
Chemicals — 0.5%
Air Liquide SA	1,081	172,124
8

	Shares/ Principal Amount	Value
Air Products and Chemicals, Inc.	310	$99,358
Akzo Nobel NV	2,349	174,965
Albemarle Corp.	189	53,194
Avient Corp.	3,106	125,855
Axalta Coating Systems Ltd.(2)	5,338	160,674
Diversey Holdings Ltd.(2)	1,894	11,497
Ecolab, Inc.	392	60,693
Element Solutions, Inc.	8,132	166,543
Koninklijke DSM NV	1,321	169,883
Linde PLC	601	198,895
Perimeter Solutions SA(2)	1,784	16,591
Sika AG	444	126,161
Tokyo Ohka Kogyo Co. Ltd.	400	19,715
		1,556,148
Commercial Services and Supplies — 0.2%
Adecco Group AG	5,979	222,064
Clean Harbors, Inc.(2)	297	38,699
Driven Brands Holdings, Inc.(2)	1,393	40,662
Elis SA	1,548	27,188
GFL Environmental, Inc.	3,448	106,405
Korn Ferry	325	17,547
Republic Services, Inc.	1,756	219,184
SPIE SA	928	25,335
TechnoPro Holdings, Inc.	200	6,227
		703,311
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	3,050	384,361
Ciena Corp.(2)	351	18,259
Cisco Systems, Inc.	5,654	275,180
Credo Technology Group Holding Ltd.(2)	621	10,762
Extreme Networks, Inc.(2)	610	10,998
F5, Inc.(2)	1,144	168,923
Juniper Networks, Inc.	3,905	126,132
		994,615
Construction and Engineering — 0.1%
Balfour Beatty PLC	2,520	11,411
Construction Partners, Inc., Class A(2)	754	21,331
Eiffage SA	1,251	133,620
Vinci SA	1,364	154,118
		320,480
Construction Materials†
Eagle Materials, Inc.	97	14,170
Summit Materials, Inc., Class A(2)	773	25,401
		39,571
Consumer Finance†
American Express Co.	481	84,141
Containers and Packaging — 0.2%
Amcor PLC	13,086	157,817
AptarGroup, Inc.	119	13,761
Avery Dennison Corp.	898	170,117
Ball Corp.	1,385	80,662
9

	Shares/ Principal Amount	Value
Graphic Packaging Holding Co.	943	$22,717
Huhtamaki Oyj	366	13,690
Packaging Corp. of America	1,852	264,280
Sonoco Products Co.	1,326	81,032
		804,076
Distributors†
Bapcor Ltd.	575	2,601
D'ieteren Group	166	31,725
		34,326
Diversified Consumer Services†
European Wax Center, Inc., Class A(3)	1,142	21,515
IDP Education Ltd.	988	21,987
		43,502
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA(2)	4,248	166,471
IHS Holding Ltd.(2)	2,730	20,966
Internet Initiative Japan, Inc.	1,300	24,396
Verizon Communications, Inc.	4,576	190,224
		402,057
Electric Utilities — 0.4%
Acciona SA	44	8,584
Duke Energy Corp.	1,460	149,577
Edison International	5,020	345,878
Evergy, Inc.	1,252	78,438
Eversource Energy	860	70,804
Iberdrola SA	14,679	172,211
IDACORP, Inc.	150	15,871
NextEra Energy, Inc.	3,653	272,623
Pinnacle West Capital Corp.	1,598	119,131
		1,233,117
Electrical Equipment — 0.5%
Alfen NV(2)	87	8,072
AMETEK, Inc.	1,523	220,713
Atkore, Inc.(2)	309	40,247
Eaton Corp. PLC	1,150	186,542
Emerson Electric Co.	2,500	225,550
Generac Holdings, Inc.(2)	200	24,120
Hexatronic Group AB	1,745	21,478
Legrand SA	1,483	132,230
Nexans SA	96	10,180
nVent Electric PLC	3,652	145,167
Plug Power, Inc.(2)(3)	1,781	30,313
Regal Rexnord Corp.	1,320	183,744
Schneider Electric SE	1,679	272,360
Sensata Technologies Holding PLC	482	24,510
		1,525,226
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	760	148,983
Cognex Corp.	3,699	202,483
Corning, Inc.	1,475	51,050
Hexagon AB, B Shares	11,025	126,385
10

	Shares/ Principal Amount	Value
Jabil, Inc.	241	$18,950
Keyence Corp.	400	184,147
Keysight Technologies, Inc.(2)	2,751	493,392
National Instruments Corp.	516	27,864
Sesa SpA	63	8,573
Taiyo Yuden Co. Ltd.	500	16,983
TE Connectivity Ltd.	1,374	174,704
		1,453,514
Energy Equipment and Services — 0.2%
Aker Solutions ASA	3,374	13,339
Baker Hughes Co.	5,284	167,714
Expro Group Holdings NV(2)	998	18,852
Schlumberger Ltd.	6,284	358,062
Weatherford International PLC(2)	478	27,189
		585,156
Entertainment — 0.2%
Electronic Arts, Inc.	1,115	143,478
Liberty Media Corp.-Liberty Formula One, Class C(2)	531	37,595
ROBLOX Corp., Class A(2)	822	30,587
Spotify Technology SA(2)	1,213	136,729
Universal Music Group NV	7,952	203,272
Walt Disney Co.(2)	1,071	116,193
		667,854
Equity Real Estate Investment Trusts (REITs) — 1.5%
Agree Realty Corp.	528	39,405
Alexandria Real Estate Equities, Inc.	397	63,814
American Homes 4 Rent, Class A	1,258	43,137
Assura PLC	33,186	22,841
Big Yellow Group PLC	2,133	31,814
Brixmor Property Group, Inc.	1,733	40,777
Canadian Apartment Properties REIT	1,272	47,035
CapitaLand China Trust	15,100	14,399
CapitaLand Integrated Commercial Trust	33,400	54,647
Comforia Residential REIT, Inc.(3)	9	19,998
Corporate Office Properties Trust	1,091	30,624
Digital Realty Trust, Inc.	634	72,669
Equinix, Inc.	505	372,756
Equity LifeStyle Properties, Inc.	423	30,363
Essential Properties Realty Trust, Inc.	2,852	72,669
Essex Property Trust, Inc.	746	168,648
Gaming & Leisure Properties, Inc.	1,662	89,017
Goodman Group	7,229	103,111
Healthpeak Properties, Inc.	10,503	288,622
Host Hotels & Resorts, Inc.	3,199	60,301
Invincible Investment Corp.	169	72,074
Iron Mountain, Inc.	1,563	85,309
Japan Hotel REIT Investment Corp.	108	68,438
Kite Realty Group Trust	2,720	59,024
Land Securities Group PLC	8,500	74,467
Link REIT	12,200	97,653
Mid-America Apartment Communities, Inc.	527	87,861
11

	Shares/ Principal Amount	Value
NETSTREIT Corp.(3)	1,018	$20,492
Orix JREIT, Inc.	19	26,141
Prologis, Inc.	5,724	739,999
Public Storage	1,095	333,252
Realty Income Corp.	5,130	347,968
Regency Centers Corp.	3,034	202,155
Region RE Ltd.	4,567	8,764
Rexford Industrial Realty, Inc.	3,279	208,118
Ryman Hospitality Properties, Inc.	223	20,714
Sabra Health Care REIT, Inc.	2,049	27,661
SBA Communications Corp.	274	81,523
Scentre Group	27,706	60,117
Segro PLC	17,674	181,929
Simon Property Group, Inc.	999	128,332
Sun Communities, Inc.	443	69,489
Tritax Big Box REIT PLC	13,591	26,187
UDR, Inc.	3,266	139,099
Ventas, Inc.	2,607	135,069
VICI Properties, Inc.	1,307	44,673
Vicinity Ltd.	28,480	41,667
Welltower, Inc.	955	71,663
Weyerhaeuser Co.	1,281	44,105
WP Carey, Inc.	1,054	90,149
		5,260,739
Food and Staples Retailing — 0.2%
BJ's Wholesale Club Holdings, Inc.(2)	254	18,407
Costco Wholesale Corp.	185	94,561
Grocery Outlet Holding Corp.(2)	671	20,392
Koninklijke Ahold Delhaize NV	9,931	296,410
Kroger Co.	2,212	98,722
MARR SpA	136	1,788
MatsukiyoCocokara & Co.	600	29,931
Sendas Distribuidora SA	22,900	88,328
Sysco Corp.	2,112	163,596
		812,135
Food Products — 0.3%
a2 Milk Co. Ltd.(2)	3,584	17,329
Conagra Brands, Inc.	7,320	272,231
Freshpet, Inc.(2)	387	24,509
Hershey Co.	1,689	379,349
J.M. Smucker Co.	926	141,493
Mondelez International, Inc., Class A	1,890	123,682
Sovos Brands, Inc.(2)	1,321	17,913
SunOpta, Inc.(2)	4,213	34,420
Tate & Lyle PLC	961	8,949
Toyo Suisan Kaisha Ltd.	300	12,396
Vital Farms, Inc.(2)	740	13,009
		1,045,280
Gas Utilities — 0.1%
Atmos Energy Corp.	340	39,964
Brookfield Infrastructure Corp., Class A	504	22,287
12

	Shares/ Principal Amount	Value
Nippon Gas Co. Ltd.(3)	1,400	$22,346
Spire, Inc.	4,256	307,368
		391,965
Health Care Equipment and Supplies — 0.6%
Alcon, Inc.	2,270	171,291
Baxter International, Inc.	1,425	65,108
Becton Dickinson and Co.	178	44,895
ConvaTec Group PLC	7,468	21,661
DENTSPLY SIRONA, Inc.	3,156	116,235
DexCom, Inc.(2)	2,599	278,327
Edwards Lifesciences Corp.(2)	1,429	109,604
Embecta Corp.	4,119	108,700
Envista Holdings Corp.(2)	2,259	88,078
EssilorLuxottica SA	969	177,792
Establishment Labs Holdings, Inc.(2)(3)	286	19,459
Hologic, Inc.(2)	623	50,694
IDEXX Laboratories, Inc.(2)	540	259,470
Inari Medical, Inc.(2)	405	23,105
Inmode Ltd.(2)	671	23,519
Lantheus Holdings, Inc.(2)	339	19,493
Medtronic PLC	282	23,601
Menicon Co. Ltd.	400	8,839
ResMed, Inc.	133	30,373
SI-BONE, Inc.(2)	1,219	20,760
Silk Road Medical, Inc.(2)	536	29,137
TransMedics Group, Inc.(2)	423	26,657
Zimmer Biomet Holdings, Inc.	3,599	458,296
		2,175,094
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(2)	282	23,694
AdaptHealth Corp.(2)	604	12,944
AmerisourceBergen Corp.	1,134	191,601
Amvis Holdings, Inc.	800	21,419
Cardinal Health, Inc.	1,063	82,117
Cigna Corp.	767	242,886
CVS Health Corp.	1,661	146,533
Ensign Group, Inc.	297	27,695
HealthEquity, Inc.(2)	485	29,512
Henry Schein, Inc.(2)	3,008	259,139
Humana, Inc.	152	77,778
Laboratory Corp. of America Holdings	700	176,484
Progyny, Inc.(2)	469	16,129
Quest Diagnostics, Inc.	1,430	212,326
R1 RCM, Inc.(2)(3)	8,143	116,526
Surgery Partners, Inc.(2)	464	15,405
UnitedHealth Group, Inc.	540	269,563
Universal Health Services, Inc., Class B	1,524	225,872
		2,147,623
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	763	24,584
Schrodinger, Inc.(2)	485	11,727
13

	Shares/ Principal Amount	Value
Veeva Systems, Inc., Class A(2)	992	$169,186
		205,497
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(2)	2,638	293,108
Basic-Fit NV(2)(3)	505	16,594
Booking Holdings, Inc.(2)	32	77,891
Chipotle Mexican Grill, Inc.(2)	253	416,534
Churchill Downs, Inc.	145	35,974
Compass Group PLC	6,931	165,568
Greggs PLC	567	18,933
H World Group Ltd., ADR	3,831	181,896
Hilton Worldwide Holdings, Inc.	2,860	414,957
Hyatt Hotels Corp., Class A(2)	318	34,700
Planet Fitness, Inc., Class A(2)	564	47,743
Sands China Ltd.(2)	11,200	42,001
Sodexo SA	1,368	135,614
Trainline PLC(2)	5,132	17,967
Wingstop, Inc.	180	28,525
		1,928,005
Household Durables — 0.1%
Barratt Developments PLC	31,609	179,657
Man Wah Holdings Ltd.	7,200	8,324
Taylor Wimpey PLC	124,248	180,274
		368,255
Household Products — 0.2%
Colgate-Palmolive Co.	824	61,413
Henkel AG & Co. KGaA, Preference Shares	2,156	153,723
Kimberly-Clark Corp.	1,516	197,095
Procter & Gamble Co.	1,161	165,303
		577,534
Independent Power and Renewable Electricity Producers†
West Holdings Corp.(3)	400	11,994
Industrial Conglomerates†
Honeywell International, Inc.	663	138,222
Insurance — 0.5%
Aegon NV	18,860	104,028
Aflac, Inc.	1,383	101,650
AIA Group Ltd.	19,400	219,368
Allstate Corp.	2,526	324,515
ASR Nederland NV	461	21,820
Chubb Ltd.	149	33,896
Hanover Insurance Group, Inc.	937	126,101
Kinsale Capital Group, Inc.	127	35,362
Marsh & McLennan Cos., Inc.	705	123,312
Prudential Financial, Inc.	1,041	109,242
Reinsurance Group of America, Inc.	1,144	173,625
RLI Corp.	229	30,331
Skyward Specialty Insurance Group Inc.(2)	556	10,292
Steadfast Group Ltd.	4,619	17,160
Storebrand ASA	1,970	17,150
Travelers Cos., Inc.	581	111,041
14

	Shares/ Principal Amount	Value
Willis Towers Watson PLC	366	$93,034
		1,651,927
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	5,932	586,319
Autohome, Inc., ADR	3,625	126,367
Baidu, Inc., Class A(2)	10,150	170,622
carsales.com Ltd.	1,035	16,757
Eventbrite, Inc., Class A(2)	1,664	14,793
Match Group, Inc.(2)	2,494	134,975
QuinStreet, Inc.(2)	1,325	20,312
Tencent Holdings Ltd.	9,400	458,052
		1,528,197
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd.(2)	13,700	188,357
Amazon.com, Inc.(2)	3,585	369,721
ASOS PLC(2)	10,123	109,523
Chewy, Inc., Class A(2)(3)	1,848	83,271
Etsy, Inc.(2)	451	62,048
JD.com, Inc., Class A	3,523	104,610
Meituan, Class B(2)	510	11,401
		928,931
IT Services — 0.5%
Accenture PLC, Class A	561	156,547
Adyen NV(2)	100	151,191
Alten SA	149	22,895
Amdocs Ltd.	1,909	175,494
Capgemini SE	1,143	216,925
Cloudflare, Inc., Class A(2)	2,930	155,026
Endava PLC, ADR(2)	223	19,595
EPAM Systems, Inc.(2)	562	186,949
Mastercard, Inc., Class A	505	187,153
NEXTDC Ltd.(2)	2,723	19,244
Perficient, Inc.(2)	160	11,862
TDCX, Inc., ADR(2)	292	3,849
Visa, Inc., Class A	1,231	283,388
Wise PLC, Class A(2)	1,513	10,143
		1,600,261
Leisure Products†
Brunswick Corp.	281	23,697
Topgolf Callaway Brands Corp.(2)	1,093	26,767
		50,464
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	2,478	376,854
Avantor, Inc.(2)	4,958	118,496
Bio-Techne Corp.	1,841	146,654
ICON PLC(2)	883	203,717
IQVIA Holdings, Inc.(2)	1,199	275,063
Lonza Group AG	397	226,465
MaxCyte, Inc.(2)	1,804	10,535
Mettler-Toledo International, Inc.(2)	134	205,411
Tecan Group AG	52	21,823
15

	Shares/ Principal Amount	Value
Thermo Fisher Scientific, Inc.	274	$156,271
		1,741,289
Machinery — 0.4%
Astec Industries, Inc.	451	19,907
ATS Corp.(2)	888	35,959
Cummins, Inc.	857	213,856
Deere & Co.	159	67,232
Georg Fischer AG	198	13,652
Graco, Inc.	1,698	116,007
Greenbrier Cos., Inc.	246	7,606
IHI Corp.	500	15,192
IMI PLC	6,684	119,678
Interpump Group SpA	289	15,071
Interroll Holding AG	5	15,574
Metso Outotec Oyj	2,357	27,089
Oshkosh Corp.	2,973	299,619
Parker-Hannifin Corp.	578	188,428
Stabilus SE	121	8,346
Trelleborg AB, B Shares	786	19,653
Xylem, Inc.	670	69,687
		1,252,556
Media — 0.3%
Fox Corp., Class B	5,805	184,018
Omnicom Group, Inc.	1,534	131,909
Publicis Groupe SA	1,622	114,415
Trade Desk, Inc., Class A(2)	3,190	161,733
WPP PLC	20,720	242,087
		834,162
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	1,577	17,399
Allkem Ltd.(2)	972	9,024
AMG Advanced Metallurgical Group NV	557	21,758
APERAM SA	223	8,800
Champion Iron Ltd.	1,620	8,243
ERO Copper Corp.(2)	11,159	183,251
Lynas Rare Earths Ltd.(2)	780	5,222
MMC Norilsk Nickel PJSC(4)	949	—
		253,697
Mortgage Real Estate Investment Trusts (REITs)†
AGNC Investment Corp.(3)	5,231	60,680
Multiline Retail — 0.1%
B&M European Value Retail SA	1,449	8,014
Dollar Tree, Inc.(2)	1,667	250,350
Isetan Mitsukoshi Holdings Ltd.	1,800	19,585
Ollie's Bargain Outlet Holdings, Inc.(2)	254	13,909
Target Corp.	352	60,593
		352,451
Multi-Utilities — 0.1%
NorthWestern Corp.	4,110	233,448
Oil, Gas and Consumable Fuels — 0.4%
ConocoPhillips	2,932	357,323
16

	Shares/ Principal Amount	Value
Devon Energy Corp.	853	$53,944
Diamondback Energy, Inc.	701	102,430
Enterprise Products Partners LP	7,622	195,123
EQT Corp.	2,899	94,710
Euronav NV(2)	543	8,551
Excelerate Energy, Inc., Class A	2,173	50,631
Golar LNG Ltd.(2)	381	8,931
Hess Corp.	2,702	405,732
Kosmos Energy Ltd.(2)	6,601	52,214
Matador Resources Co.	330	21,833
Phillips 66	486	48,731
Transocean Ltd.(2)(3)	1,825	12,300
Whitecap Resources, Inc.(3)	7,175	59,803
		1,472,256
Paper and Forest Products — 0.1%
Smurfit Kappa Group PLC	5,110	214,541
Personal Products†
Estee Lauder Cos., Inc., Class A	96	26,600
Rohto Pharmaceutical Co. Ltd.	1,300	23,987
		50,587
Pharmaceuticals — 0.8%
Arvinas, Inc.(2)	209	6,849
AstraZeneca PLC	1,894	248,138
AstraZeneca PLC, ADR	2,891	188,985
Bristol-Myers Squibb Co.	2,703	196,373
Catalent, Inc.(2)	1,778	95,212
Edgewise Therapeutics, Inc.(2)(3)	606	6,199
Eli Lilly & Co.	161	55,408
Euroapi SA(2)	293	4,711
GSK PLC	17,905	314,501
Harmony Biosciences Holdings, Inc.(2)	160	7,707
Hikma Pharmaceuticals PLC	7,214	152,606
Intra-Cellular Therapies, Inc.(2)	367	17,587
Merck & Co., Inc.	1,364	146,507
Novartis AG	1,501	135,704
Novo Nordisk A/S, B Shares	3,409	471,771
Option Care Health, Inc.(2)	599	17,293
Sanofi	901	88,230
Sanofi, ADR	5,153	253,218
Takeda Pharmaceutical Co. Ltd.	5,200	163,474
UCB SA	1,652	135,637
Ventyx Biosciences, Inc.(2)	282	11,844
Zoetis, Inc.	715	118,325
		2,836,279
Professional Services — 0.3%
ALS Ltd.	2,858	26,516
BayCurrent Consulting, Inc.	3,800	161,536
Bureau Veritas SA	7,705	220,297
CACI International, Inc., Class A(2)	27	8,318
DKSH Holding AG	210	17,891
IPH Ltd.	1,046	6,327
17

	Shares/ Principal Amount	Value
Jacobs Solutions, Inc.	1,716	$212,012
Verisk Analytics, Inc.	836	151,977
Visional, Inc.(2)	300	21,738
		826,612
Real Estate Management and Development — 0.1%
Altus Group Ltd.	315	13,480
Capitaland Investment Ltd.	15,200	46,050
DigitalBridge Group, Inc.	948	14,031
Fabege AB	1,361	12,863
FirstService Corp.(3)	143	20,436
Hang Lung Properties Ltd.	9,000	16,970
PSP Swiss Property AG	216	26,927
Samhallsbyggnadsbolaget i Norden AB(3)	11,081	20,244
Tokyu Fudosan Holdings Corp.	4,000	20,297
Tricon Residential, Inc. (Toronto)	417	3,620
Vonovia SE	1,884	53,219
Wharf Real Estate Investment Co. Ltd.	3,000	17,174
		265,311
Road and Rail — 0.3%
Canadian Pacific Railway Ltd.	3,346	264,099
Heartland Express, Inc.	6,460	108,657
Lyft, Inc., Class A(2)	3,416	55,510
Nagoya Railroad Co. Ltd.	1,000	16,535
Norfolk Southern Corp.	1,323	325,206
Saia, Inc.(2)	88	24,005
Uber Technologies, Inc.(2)	914	28,270
Union Pacific Corp.	227	46,351
		868,633
Semiconductors and Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.(2)	1,342	100,851
AIXTRON SE	504	15,017
Ambarella, Inc.(2)	99	8,894
Analog Devices, Inc.	970	166,326
Applied Materials, Inc.	2,168	241,710
ASML Holding NV	161	106,525
Enphase Energy, Inc.(2)	655	145,004
GLOBALFOUNDRIES, Inc.(2)	580	34,382
Infineon Technologies AG	5,214	187,759
Lattice Semiconductor Corp.(2)	556	42,139
MACOM Technology Solutions Holdings, Inc.(2)	263	17,626
Marvell Technology, Inc.	1,797	77,541
Monolithic Power Systems, Inc.	384	163,799
Nova Ltd.(2)	186	16,870
NVIDIA Corp.	1,226	239,524
Onto Innovation, Inc.(2)	247	19,427
Power Integrations, Inc.	361	31,079
Samsung Electronics Co. Ltd.	3,467	172,692
SOITEC(2)	83	12,588
SUMCO Corp.	8,500	125,943
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	176,468
Teradyne, Inc.	3,266	332,152
		2,434,316
18

	Shares/ Principal Amount	Value
Software — 0.9%
Adobe, Inc.(2)	114	$42,219
Box, Inc., Class A(2)	967	30,934
Cadence Design Systems, Inc.(2)	3,287	600,962
CyberArk Software Ltd.(2)	79	11,129
Datadog, Inc., Class A(2)	2,233	167,051
Descartes Systems Group, Inc.(2)(3)	216	15,763
DocuSign, Inc.(2)	787	47,724
Five9, Inc.(2)	318	25,052
HubSpot, Inc.(2)	594	206,124
JFrog Ltd.(2)	1,086	27,921
Kinaxis, Inc.(2)	162	18,829
Manhattan Associates, Inc.(2)	2,170	282,881
Microsoft Corp.	4,247	1,052,449
m-up Holdings, Inc.	1,100	10,527
nCino, Inc.(2)	669	19,133
Palo Alto Networks, Inc.(2)	1,776	281,745
Paycor HCM, Inc.(2)	679	17,050
Paylocity Holding Corp.(2)	111	23,120
Salesforce, Inc.(2)	542	91,040
ServiceNow, Inc.(2)	83	37,776
Sprout Social, Inc., Class A(2)	230	14,713
SPS Commerce, Inc.(2)	192	26,127
TeamViewer AG(2)	1,108	15,608
Tenable Holdings, Inc.(2)	1,029	41,397
Workday, Inc., Class A(2)	167	30,299
		3,137,573
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	995	151,519
Aritzia, Inc.(2)(3)	497	17,926
Burlington Stores, Inc.(2)	410	94,230
Fast Retailing Co. Ltd.	100	60,736
Five Below, Inc.(2)	384	75,698
Home Depot, Inc.	800	259,336
Kingfisher PLC	31,972	110,301
Leslie's, Inc.(2)	771	11,943
Nextage Co. Ltd.(3)	500	11,247
Pets at Home Group PLC	1,612	7,012
TJX Cos., Inc.	1,889	154,633
Tractor Supply Co.	242	55,174
Watches of Switzerland Group PLC(2)	1,866	21,905
WH Smith PLC	816	16,114
		1,047,774
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc.	4,404	635,453
HP, Inc.	4,465	130,110
Pure Storage, Inc., Class A(2)	573	16,583
		782,146
Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.	1,100	26,181
Crocs, Inc.(2)	350	42,619
19

	Shares/ Principal Amount	Value
Deckers Outdoor Corp.(2)	175	$74,809
HUGO BOSS AG	176	11,952
Li Ning Co. Ltd.	24,000	237,256
lululemon athletica, Inc.(2)	829	254,404
LVMH Moet Hennessy Louis Vuitton SE	317	276,733
NIKE, Inc., Class B	519	66,084
Puma SE	2,218	151,464
Tod's SpA(2)	125	4,888
		1,146,390
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	6,604	55,275
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares	749	11,961
Beacon Roofing Supply, Inc.(2)	1,796	102,157
Beijer Ref AB(3)	794	12,249
Diploma PLC	485	16,406
Finning International, Inc.	793	22,374
H&E Equipment Services, Inc.	583	29,669
MonotaRO Co. Ltd.	8,000	121,187
MRC Global, Inc.(2)	1,263	17,177
MSC Industrial Direct Co., Inc., Class A	2,788	230,568
NOW, Inc.(2)	1,932	27,125
Rexel SA(2)	8,319	184,036
RS GROUP PLC	766	8,905
Yamazen Corp.	1,900	15,563
		799,377
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)	500	26,062
Water Utilities†
SJW Group	376	29,106
TOTAL COMMON STOCKS (Cost $50,538,067)		64,821,591
U.S. TREASURY SECURITIES — 18.4%
U.S. Treasury Bonds, 4.50%, 5/15/38	$1,000,000	1,112,188
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	997,437
U.S. Treasury Bonds, 2.00%, 11/15/41	1,350,000	1,026,316
U.S. Treasury Bonds, 2.375%, 2/15/42	7,000,000	5,665,078
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	384,766
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,372,219
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	528,609
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	747,934
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	689,258
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,448,070	2,459,598
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	442,881	457,001
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	658,765	576,111
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	647,450	547,969
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,476,715	2,967,906
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	616,655	533,352
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	800,450	553,756
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	10,970,838	10,652,242
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,494,796	2,414,974
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,667,909	4,476,240
20

		Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27		$246,492	$235,617
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		3,447,953	3,257,449
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		4,224,290	4,044,579
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,947,600	2,870,126
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30		6,942,780	6,398,539
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		3,205,830	2,896,983
U.S. Treasury Notes, 2.25%, 8/15/27		300,000	282,691
U.S. Treasury Notes, 0.625%, 5/15/30		1,250,000	1,022,705
U.S. Treasury Notes, 1.875%, 2/15/32		4,200,000	3,685,992
TOTAL U.S. TREASURY SECURITIES (Cost $69,552,508)			62,857,635
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.6%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	505,000	303,311
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	194,373
			497,684
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	140,000	142,561
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	101,000	125,207
			267,768
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	47,000	58,987
Canada — 1.4%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,870,873
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,150,000	786,958
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	503,702
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	342,684
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	291,987
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	28,058
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	70,558
			4,894,820
China — 0.5%
China Government Bond, 3.39%, 3/16/50	CNY	10,340,000	1,551,551
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	68,899
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	48,079
			116,978
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	173,000	194,809
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	1,750,000	1,327,726
			1,522,535
France — 0.6%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,267,265
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	850,000	732,407
			1,999,672
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(6)	EUR	60,000	34,883
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	215,080
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	275,449
21

		Shares/ Principal Amount	Value
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	$1,019,660
			1,295,109
Japan†
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	11,400,000	86,186
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	186,538
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	395,980
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	401,000	407,459
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	63,000	72,392
			479,851
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	360,000	35,961
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,510,000	144,746
			180,707
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	148,209
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	5,000	5,497
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	164,000	173,737
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	16,000	19,404
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	30,000	40,391
			239,029
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	278,175
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	110,967
			389,142
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	105,358
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	299,254
			404,612
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	600,000	677,287
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,835,331)			15,642,608
CORPORATE BONDS — 4.5%
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		$226,692	222,489
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	52,017
General Motors Co., 5.15%, 4/1/38		$290,000	263,512
			315,529
Banks — 1.1%
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		102,000	98,919
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	212,418
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	117,532
Bank of America Corp., VRN, 2.88%, 10/22/30		$182,000	159,715
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	200,000	217,393
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	100,000	107,696
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	101,377
22

		Shares/ Principal Amount	Value
Citigroup, Inc., VRN, 3.07%, 2/24/28		$31,000	$28,833
Citigroup, Inc., VRN, 3.52%, 10/27/28		68,000	63,749
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	237,568
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	126,081
European Financial Stability Facility, 2.125%, 2/19/24	EUR	351,000	378,422
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	402,622
European Financial Stability Facility, 2.35%, 7/29/44	EUR	62,000	60,543
European Union, 0.00%, 7/4/31(6)	EUR	400,000	342,911
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	110,584
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	314,643
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		$30,000	27,854
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	105,279
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$430,000	335,654
			3,549,793
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	175,907
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		385,000	356,065
Capital Markets†
Criteria Caixa SA, 1.50%, 5/10/23	EUR	100,000	108,344
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		$34,000	33,197
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	80,353
Waste Management, Inc., 2.50%, 11/15/50		160,000	107,816
			188,169
Containers and Packaging†
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		10,000	10,004
Sealed Air Corp., 5.125%, 12/1/24(5)		25,000	24,840
			34,844
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		60,000	48,955
Diversified Financial Services — 1.3%
Fiore Capital LLC, VRDN, 4.45%, 2/7/23 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 4.81%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(7)		3,000,000	3,000,000
			4,500,000
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	101,699
AT&T, Inc., 4.90%, 8/15/37		$85,000	82,543
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	50,000	60,608
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	42,594
Level 3 Financing, Inc., 4.625%, 9/15/27(5)		$171,000	145,160
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		80,000	75,784
			508,388
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	144,068
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	68,497
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	8,014
Exelon Corp., 4.45%, 4/15/46		90,000	81,467
23

		Shares/ Principal Amount	Value
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		$41,000	$41,231
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	37,440
Northern States Power Co., 3.20%, 4/1/52		120,000	92,276
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		375,000	320,396
			793,389
Food and Staples Retailing†
Tesco PLC, 5.00%, 3/24/23	GBP	50,000	61,635
Health Care Providers and Services — 0.3%
CVS Health Corp., 4.78%, 3/25/38		$310,000	297,045
DaVita, Inc., 4.625%, 6/1/30(5)		370,000	312,121
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	96,838
Universal Health Services, Inc., 2.65%, 10/15/30		420,000	354,436
			1,060,440
Hotels, Restaurants and Leisure†
MGM Resorts International, 6.00%, 3/15/23		30,000	30,022
MGM Resorts International, 4.625%, 9/1/26		8,000	7,545
Penn Entertainment, Inc., 5.625%, 1/15/27(5)		35,000	32,935
Penn Entertainment, Inc., 4.125%, 7/1/29(5)		54,000	44,621
			115,123
Household Durables†
Meritage Homes Corp., 5.125%, 6/6/27		40,000	38,381
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	205,920
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$61,000	59,547
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	138,901
Media — 0.1%
DISH DBS Corp., 7.75%, 7/1/26		200,000	162,695
Paramount Global, 4.375%, 3/15/43		65,000	48,050
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	108,580
			319,325
Metals and Mining†
Minera Mexico SA de CV, 4.50%, 1/26/50(5)		$158,000	126,583
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)		147,000	122,324
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	65,750
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 7.625%, 2/1/29(5)		75,000	76,801
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	103,824
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	24,673
Enbridge, Inc., 3.40%, 8/1/51		150,000	112,046
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	209,874
Enterprise Products Operating LLC, 3.30%, 2/15/53		107,000	77,712
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(5)		362,449	297,129
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		130,000	139,581
MEG Energy Corp., 5.875%, 2/1/29(5)		160,000	152,991
Petroleos Mexicanos, 6.70%, 2/16/32		30,000	24,943
24

	Shares/ Principal Amount	Value
Southwestern Energy Co., 5.70%, 1/23/25	$5,000	$4,963
		1,224,537
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	164,000	113,852
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	15,316
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	100,000	91,549
		106,865
Software†
Oracle Corp., 3.60%, 4/1/40	150,000	119,011
Transportation Infrastructure — 0.1%
DP World Crescent Ltd., 4.85%, 9/26/28	175,000	177,355
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)	97,000	92,428
Sprint LLC, 7.125%, 6/15/24	70,000	71,576
T-Mobile USA, Inc., 3.375%, 4/15/29	200,000	182,571
		346,575
TOTAL CORPORATE BONDS (Cost $16,954,970)		15,237,193
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.54%, (3-month LIBOR plus 1.75%), 4/15/30(5)	250,000	236,331
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 7.42%, (3-month LIBOR plus 2.60%), 4/22/32(5)	750,000	719,641
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 6.64%, (3-month LIBOR plus 1.85%), 10/15/31(5)	362,138	359,828
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 6.64%, (3-month LIBOR plus 1.85%), 11/16/30(5)	400,000	386,885
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.54%, (3-month LIBOR plus 1.75%), 4/17/30(5)	750,000	704,559
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 6.64%, (3-month LIBOR plus 1.85%), 10/15/30(5)	250,000	237,102
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.71%, (3-month LIBOR plus 1.90%), 1/20/30(5)	250,000	236,816
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 5.93%, (3-month LIBOR plus 1.12%), 7/20/31(5)	250,000	248,348
KKR CLO Ltd., Series 2018, Class CR, VRN, 6.89%, (3-month LIBOR plus 2.10%), 7/18/30(5)	250,000	243,185
KKR CLO Ltd., Series 2022A, Class B, VRN, 6.41%, (3-month LIBOR plus 1.60%), 7/20/31(5)	450,000	440,580
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.29%, (3-month LIBOR plus 1.50%), 4/15/31(5)	400,000	394,069
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.92%, (3-month LIBOR plus 2.10%), 1/25/32(5)	350,000	340,250
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.49%, (3-month LIBOR plus 2.68%), 1/20/35(5)	325,000	306,088
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.92%, (1-month LIBOR plus 1.45%), 10/16/36(5)	518,000	495,658
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 6.63%, (3-month SOFR plus 2.00%), 4/15/30(5)	225,000	216,081
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 6.11%, (1-month LIBOR plus 1.60%), 7/25/36(5)	300,000	286,627
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.16%, (3-month LIBOR plus 2.35%), 1/20/32(5)	325,000	313,026
25

	Shares/ Principal Amount	Value
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 7.31%, (3-month LIBOR plus 2.50%), 7/20/32(5)	$550,000	$516,570
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.49%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	491,413
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,438,030)		7,173,057
MUNICIPAL SECURITIES — 0.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	128,007
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 1.19%, 2/1/23	750,000	750,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	33,178
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	130,880
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	11,463
New York City GO, 6.27%, 12/1/37	40,000	45,808
North Dakota Housing Finance Agency Rev., VRDN, 4.35%, 2/7/23 (SBBPA: Royal Bank of Canada)	750,000	750,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	112,605
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	51,111
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	91,483
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	161,171
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	203,752
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	83,799
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	110,808
State of California GO, 4.60%, 4/1/38	40,000	39,539
State of California GO, 7.55%, 4/1/39	30,000	40,031
State of California GO, 7.30%, 10/1/39	30,000	38,301
State of California GO, 7.60%, 11/1/40	65,000	88,303
State of Washington GO, 5.14%, 8/1/40	5,000	5,319
TOTAL MUNICIPAL SECURITIES (Cost $2,788,784)		2,875,558
ASSET-BACKED SECURITIES — 0.6%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(5)	273,806	232,760
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(5)	50,347	48,787
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)	400,000	365,846
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	400,000	363,489
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(5)	458,772	381,941
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(5)	755,823	648,103
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	118,730	114,979
TOTAL ASSET-BACKED SECURITIES (Cost $2,468,217)		2,155,905
PREFERRED STOCKS — 0.5%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	285,788
26

	Shares/ Principal Amount	Value
Diversified Telecommunication Services†
Telefonica Europe BV, 5.875%	100,000	$110,062
Electric Utilities†
Electricite de France SA, 3.375%	200,000	172,857
Insurance — 0.2%
Allianz SE, 2.625%	200,000	164,460
Allianz SE, 3.20%(5)	200,000	161,520
Allianz SE, 3.375%	200,000	212,656
Credit Agricole Assurances SA, 4.25%	100,000	107,282
Intesa Sanpaolo Vita SpA, 4.75%	200,000	213,806
		859,724
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	280,297
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(5)	220,000	181,500
TOTAL PREFERRED STOCKS (Cost $2,468,269)		1,890,228
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.26%, 8/25/34	$59,884	57,677
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(5)	700,000	413,379
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.79%, 10/25/29(5)	47,682	44,863
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 6.01%, (30-day average SOFR plus 1.70%), 12/27/33(5)	600,000	594,759
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(5)	11,925	10,946
		1,121,624
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 7.11%, (1-month LIBOR plus 2.60%), 5/25/24	120,947	122,507
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,538,054)		1,244,131
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.55%, (12-month LIBOR plus 1.87%), 7/1/36	3,413	3,465
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	11,923	12,187
FHLMC, VRN, 3.43%, (1-year H15T1Y plus 2.26%), 4/1/37	34,049	34,643
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	11,228	11,272
FNMA, VRN, 5.17%, (6-month LIBOR plus 1.57%), 6/1/35	16,762	16,868
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	11,688	11,736
FNMA, VRN, 4.10%, (6-month LIBOR plus 1.54%), 9/1/35	2,461	2,500
FNMA, VRN, 3.85%, (1-year H15T1Y plus 2.15%), 3/1/38	28,667	29,302
		121,973
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	52,343	55,378
FNMA, 3.50%, 3/1/34	40,741	39,810
GNMA, 7.00%, 1/15/24	48	48
GNMA, 8.00%, 7/15/24	1,000	1,001
GNMA, 8.00%, 9/15/24	353	353
GNMA, 9.00%, 4/20/25	130	131
27

	Shares/ Principal Amount	Value
GNMA, 7.50%, 10/15/25	$1,441	$1,442
GNMA, 7.50%, 2/15/26	3,224	3,261
GNMA, 8.25%, 7/15/26	8,215	8,228
GNMA, 7.00%, 12/15/27	7,926	7,917
GNMA, 6.50%, 2/15/28	1,200	1,246
GNMA, 6.50%, 3/15/28	5,130	5,323
GNMA, 6.50%, 4/15/28	262	271
GNMA, 6.00%, 10/15/28	4,409	4,533
GNMA, 7.00%, 5/15/31	2,471	2,592
GNMA, 5.50%, 11/15/32	13,580	14,397
GNMA, 6.50%, 10/15/38	206,914	222,729
GNMA, 4.50%, 6/15/41	75,340	76,495
GNMA, 3.50%, 6/20/42	105,784	102,564
		547,719
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $673,607)		669,692
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	689	281,326
iShares Russell Mid-Cap Value ETF(3)	2,517	286,560
TOTAL EXCHANGE-TRADED FUNDS (Cost $531,011)		567,886
SHORT-TERM INVESTMENTS — 12.3%
Certificates of Deposit — 1.4%
Bank of Montreal, VRN, 4.93%, (SOFR plus 0.63%), 9/12/23	$2,000,000	2,004,460
Cooperatieve Rabobank UA, VRN, 4.78%, (SOFR plus 0.48%), 2/21/23	2,000,000	2,000,401
Nordea Bank Abp, VRN, 4.90%, (SOFR plus 0.60%), 10/11/23	1,000,000	1,002,126
		5,006,987
Commercial Paper(8) — 2.5%
Alinghi Funding Co. LLC, 3.96%, 3/21/23 (LOC: UBS AG)(5)	2,500,000	2,484,248
Alinghi Funding Co. LLC, 5.43%, 7/13/23 (LOC: UBS AG)(5)	500,000	488,862
Chesham Finance Ltd / Chesham Finance LLC, 4.42%, 2/1/23 (LOC: HSBC Bank PLC)(5)	1,115,000	1,114,867
Glencove Funding LLC, 4.81%, 3/20/23 (LOC: Standard Chartered Bank)(5)	500,000	496,935
Svenska Handelsbanken AB, VRN, 4.83%, (SOFR plus 0.53%), 5/19/23(5)	500,000	500,447
Svenska Handelsbanken AB, VRN, 5.09%, (SOFR plus 0.79%), 11/1/23(5)	1,000,000	1,000,000
UBS AG, VRN, 4.90%, (SOFR plus 0.58%), 9/22/23(5)	1,350,000	1,350,000
Washington Morgan Capital Co. LLC, 5.08%, 4/27/23 (LOC: Goldman Sachs & Co.)(5)	1,000,000	1,001,132
		8,436,491
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,754,444	13,754,444
State Street Navigator Securities Lending Government Money Market Portfolio(9)	542,335	542,335
		14,296,779
Treasury Bills(8) — 4.2%
U.S. Treasury Bills, 4.42%, 3/7/23	$2,200,000	2,190,642
U.S. Treasury Bills, 4.17%, 4/13/23	700,000	693,752
U.S. Treasury Bills, 1.93%, 4/20/23(10)	7,100,000	7,030,304
28

	Shares/ Principal Amount	Value
U.S. Treasury Bills, 4.61%, 5/4/23	$500,000	$494,181
U.S. Treasury Bills, 4.72%, 6/1/23	1,500,000	1,477,250
U.S. Treasury Bills, 4.70%, 6/15/23	1,000,000	983,273
U.S. Treasury Bills, 4.78%, 6/29/23	500,000	490,623
U.S. Treasury Bills, 4.87%, 7/20/23	400,000	391,392
U.S. Treasury Bills, 4.73%, 11/2/23	550,000	531,262
		14,282,679
TOTAL SHORT-TERM INVESTMENTS (Cost $42,058,588)		42,022,936
TOTAL INVESTMENT SECURITIES—99.9% (Cost $325,246,092)		341,187,555
OTHER ASSETS AND LIABILITIES — 0.1%		346,164
TOTAL NET ASSETS — 100.0%		$341,533,719
29

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,472	USD	1,818	Goldman Sachs & Co.	3/31/23	$41
CAD	3,091	USD	2,276	Goldman Sachs & Co.	3/31/23	48
CAD	2,183	USD	1,613	Goldman Sachs & Co.	3/31/23	28
USD	3,781,327	CAD	5,140,968	Morgan Stanley	3/15/23	(83,625)
USD	66,222	CAD	90,539	Goldman Sachs & Co.	3/31/23	(1,853)
USD	87,746	CAD	119,967	Goldman Sachs & Co.	3/31/23	(2,456)
USD	2,681	CAD	3,648	Goldman Sachs & Co.	3/31/23	(62)
USD	9,729	CAD	13,228	Goldman Sachs & Co.	3/31/23	(217)
USD	3,732	CAD	5,089	Goldman Sachs & Co.	3/31/23	(95)
USD	1,614	CAD	2,183	Goldman Sachs & Co.	3/31/23	(28)
USD	2,859	CAD	3,906	Goldman Sachs & Co.	3/31/23	(78)
USD	1,634	CAD	2,217	Goldman Sachs & Co.	3/31/23	(33)
USD	3,366	CAD	4,517	Goldman Sachs & Co.	3/31/23	(30)
USD	1,911	CAD	2,553	Goldman Sachs & Co.	3/31/23	(8)
USD	2,663	CAD	3,558	Goldman Sachs & Co.	3/31/23	(12)
USD	2,758	CAD	3,695	Goldman Sachs & Co.	3/31/23	(20)
USD	2,785	CAD	3,734	Goldman Sachs & Co.	3/31/23	(22)
USD	3,148	CAD	4,204	Goldman Sachs & Co.	3/31/23	(13)
USD	1,944	CAD	2,586	Goldman Sachs & Co.	3/31/23	—
USD	214,055	CHF	198,697	Morgan Stanley	3/15/23	(3,947)
CNY	8,682,504	USD	1,257,423	Morgan Stanley	3/15/23	31,772
EUR	94,637	USD	103,193	Goldman Sachs & Co.	3/15/23	(37)
EUR	2,422	USD	2,591	JPMorgan Chase Bank N.A.	3/31/23	52
EUR	1,711	USD	1,831	JPMorgan Chase Bank N.A.	3/31/23	36
EUR	1,930	USD	2,101	JPMorgan Chase Bank N.A.	3/31/23	4
EUR	25,841	USD	28,180	JPMorgan Chase Bank N.A.	3/31/23	15
USD	3,102,013	EUR	2,932,153	Goldman Sachs & Co.	3/15/23	(94,063)
USD	79,203	EUR	73,967	JPMorgan Chase Bank N.A.	3/31/23	(1,503)
USD	3,869	EUR	3,654	JPMorgan Chase Bank N.A.	3/31/23	(118)
USD	2,143	EUR	1,984	JPMorgan Chase Bank N.A.	3/31/23	(22)
USD	5,181	EUR	4,803	JPMorgan Chase Bank N.A.	3/31/23	(60)
USD	2,697	EUR	2,477	JPMorgan Chase Bank N.A.	3/31/23	(6)
USD	1,036,065	EUR	967,576	JPMorgan Chase Bank N.A.	3/31/23	(19,660)
USD	25,444	EUR	23,884	JPMorgan Chase Bank N.A.	3/31/23	(616)
USD	34,319	EUR	32,414	JPMorgan Chase Bank N.A.	3/31/23	(1,047)
USD	31,843	EUR	29,246	JPMorgan Chase Bank N.A.	3/31/23	(67)
USD	3,648	EUR	3,339	JPMorgan Chase Bank N.A.	3/31/23	5
GBP	133,852	USD	163,797	Bank of America N.A.	3/15/23	1,372
GBP	3,040	USD	3,704	Bank of America N.A.	3/31/23	49
GBP	2,891	USD	3,496	Bank of America N.A.	3/31/23	74
GBP	3,202	USD	3,863	Bank of America N.A.	3/31/23	89
GBP	3,711	USD	4,487	Bank of America N.A.	3/31/23	94
GBP	4,554	USD	5,460	Bank of America N.A.	3/31/23	161
GBP	2,662	USD	3,220	Bank of America N.A.	3/31/23	66
GBP	2,103	USD	2,509	Bank of America N.A.	3/31/23	87
GBP	2,121	USD	2,621	Bank of America N.A.	3/31/23	(3)
GBP	3,612	USD	4,480	Bank of America N.A.	3/31/23	(22)
USD	128,281	GBP	105,224	Bank of America N.A.	3/31/23	(1,609)
USD	6	GBP	5	Bank of America N.A.	3/31/23	—
30

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,982	GBP	3,272	Bank of America N.A.	3/31/23	$(57)
USD	3,564	GBP	2,908	Bank of America N.A.	3/31/23	(26)
JPY	589,934,644	USD	4,399,737	Bank of America N.A.	3/15/23	158,048
NOK	13,910	USD	1,414	UBS AG	3/31/23	(16)
NOK	19,427	USD	1,971	UBS AG	3/31/23	(20)
NOK	10,296	USD	1,047	UBS AG	3/31/23	(13)
NOK	14,632	USD	1,489	UBS AG	3/31/23	(19)
NOK	26,217	USD	2,682	UBS AG	3/31/23	(49)
USD	8,563	NOK	84,482	UBS AG	3/31/23	76
USD	306,148	THB	10,560,588	Bank of America N.A.	3/15/23	(15,121)
						$(34,536)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	26	March 2023	$3,315,591	$(75,062)
Korean Treasury 10-Year Bonds	7	March 2023	649,537	6,581
U.K. Gilt 10-Year Bonds	23	March 2023	2,963,437	(33,603)
U.S. Treasury 2-Year Notes	26	March 2023	5,346,859	15,190
U.S. Treasury 5-Year Notes	52	March 2023	5,680,594	30,336
U.S. Treasury 10-Year Notes	86	March 2023	9,848,344	(78,267)
U.S. Treasury 10-Year Ultra Notes	30	March 2023	3,636,094	27,753
			$31,440,456	$(107,072)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$2,874,960	$(105,376)	$(38,720)	$(144,096)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$2,220,570	20,187	(119,444)	(99,257)
					$(85,189)	$(158,164)	$(243,353)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
31

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	–	Japanese Yen
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $768,617. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,890,401, which represented 7.0% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.9% of total net assets.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $790,160, which includes securities collateral of $247,825.
(10)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,137,721.

See Notes to Financial Statements.
32

Statement of Assets and Liabilities

JANUARY 31, 2023 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $214,303,101) — including $768,617 of securities on loan	$216,616,085
Investment securities - affiliated, at value (cost of $110,400,656)	124,029,135
Investment made with cash collateral received for securities on loan, at value (cost of $542,335)	542,335
Total investment securities, at value (cost of $325,246,092)	341,187,555
Foreign currency holdings, at value (cost of $22,464)	5,207
Foreign deposits with broker for futures contracts, at value (cost $85,409)	93,864
Receivable for investments sold	646,917
Receivable for capital shares sold	95,373
Receivable for variation margin on futures contracts	45,054
Unrealized appreciation on forward foreign currency exchange contracts	192,117
Interest and dividends receivable	779,985
Securities lending receivable	3,340
343,049,412

Liabilities
Disbursements in excess of demand deposit cash	50,428
Payable for collateral received for securities on loan	542,335
Payable for investments purchased	182,111
Payable for capital shares redeemed	278,016
Payable for variation margin on futures contracts	13,078
Payable for variation margin on swap agreements	25,215
Unrealized depreciation on forward foreign currency exchange contracts	226,653
Accrued management fees	172,160
Distribution and service fees payable	25,697
1,515,693

Net Assets	$341,533,719

Net Assets Consist of:
Capital (par value and paid-in surplus)	$326,440,646
Distributable earnings (loss)	15,093,073
$341,533,719

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$128,559,110	24,695,051	$5.21
I Class, $0.01 Par Value	$32,973,725	6,330,885	$5.21
A Class, $0.01 Par Value	$75,056,212	14,434,224	$5.20
C Class, $0.01 Par Value	$7,259,623	1,431,287	$5.07
R Class, $0.01 Par Value	$8,856,911	1,708,732	$5.18
R5 Class, $0.01 Par Value	$8,466	1,623	$5.22
R6 Class, $0.01 Par Value	$88,819,672	17,051,676	$5.21
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $5.52 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
33

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,557,613
Income distributions from affiliated funds	1,689,249
Dividends (net of foreign taxes withheld of $12,111)	568,135
Securities lending, net	8,365
4,823,362

Expenses:
Management fees	1,513,674
Distribution and service fees:
A Class	93,696
C Class	38,582
R Class	22,995
Directors' fees and expenses	5,427
Other expenses	12,424
1,686,798
Fees waived(1)	(490,906)
1,195,892

Net investment income (loss)	3,627,470

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $2,763,639 from affiliated funds)	2,765,757
Forward foreign currency exchange contract transactions	304,548
Futures contract transactions	(763,264)
Swap agreement transactions	(114,552)
Foreign currency translation transactions	7,225
Capital gain distributions received from affiliated funds	154,091
2,353,805

Change in net unrealized appreciation (depreciation) on:
Investments (including $(959,042) from affiliated funds)	(2,992,322)
Forward foreign currency exchange contracts	(356,718)
Futures contracts	(334,408)
Swap agreements	(130,913)
Translation of assets and liabilities in foreign currencies	9,464
(3,804,897)

Net realized and unrealized gain (loss)	(1,451,092)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,176,378
(1)Amount consists of  $185,937, $48,106, $108,422, $11,162, $13,305, $11 and $123,963 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
34

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$3,627,470	$8,105,652
Net realized gain (loss)	2,353,805	13,718,971
Change in net unrealized appreciation (depreciation)	(3,804,897)	(55,785,273)
Net increase (decrease) in net assets resulting from operations	2,176,378	(33,960,650)

Distributions to Shareholders
From earnings:
Investor Class	(4,285,610)	(14,197,521)
I Class	(1,131,844)	(3,258,758)
A Class	(2,435,396)	(7,577,852)
C Class	(216,330)	(969,725)
R Class	(283,204)	(944,560)
R5 Class	(284)	(251,970)
R6 Class	(3,060,554)	(8,816,966)
Decrease in net assets from distributions	(11,413,222)	(36,017,352)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,070,133)	(24,231,554)

Net increase (decrease) in net assets	(16,306,977)	(94,209,556)

Net Assets
Beginning of period	357,840,696	452,050,252
End of period	$341,533,719	$357,840,696

See Notes to Financial Statements.
35

Notes to Financial Statements

JANUARY 31, 2023 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

36

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

37

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.
38

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$306,280	—	—	—	$306,280
Exchange-Traded Funds	236,055	—	—	—	236,055
Total Borrowings	$542,335	—	—	—	$542,335
Gross amount of recognized liabilities for securities lending transactions					$542,335
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2023, the investment advisor agreed to waive an additional 0.18% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.71%
I Class	0.60% to 0.80%	0.80%	0.51%
A Class	0.80% to 1.00%	1.00%	0.71%
C Class	0.80% to 1.00%	1.00%	0.71%
R Class	0.80% to 1.00%	1.00%	0.71%
R5 Class	0.60% to 0.80%	0.80%	0.51%
R6 Class	0.45% to 0.65%	0.65%	0.36%

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,850 and $142,301, respectively. The effect of interfund transactions on the Statement of Operations was $(23,318) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2023 totaled $32,007,919, of which $2,750,839 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2023 totaled $51,595,957, of which $3,909,898 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	699,032	$3,576,910	2,404,449	$14,183,260
Issued in reinvestment of distributions	844,192	4,169,885	2,330,401	13,840,893
Redeemed	(2,466,498)	(12,698,472)	(5,283,194)	(30,544,732)
	(923,274)	(4,951,677)	(548,344)	(2,520,579)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	647,190	3,325,963	2,928,119	17,067,248
Issued in reinvestment of distributions	229,194	1,131,747	550,177	3,258,357
Redeemed	(1,190,043)	(5,993,534)	(2,784,085)	(16,413,767)
	(313,659)	(1,535,824)	694,211	3,911,838
A Class/Shares Authorized	270,000,000		270,000,000
Sold	738,703	3,779,062	2,160,716	12,758,637
Issued in reinvestment of distributions	486,940	2,405,671	1,262,338	7,488,099
Redeemed	(1,606,777)	(8,171,753)	(3,015,610)	(17,813,834)
	(381,134)	(1,987,020)	407,444	2,432,902
C Class/Shares Authorized	70,000,000		70,000,000
Sold	79,526	393,028	567,403	3,440,127
Issued in reinvestment of distributions	44,593	215,235	166,126	966,170
Redeemed	(343,632)	(1,709,838)	(988,863)	(5,621,233)
	(219,513)	(1,101,575)	(255,334)	(1,214,936)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	153,223	782,898	371,423	2,161,736
Issued in reinvestment of distributions	57,404	282,591	159,376	943,066
Redeemed	(427,243)	(2,186,251)	(453,586)	(2,676,781)
	(216,616)	(1,120,762)	77,213	428,021
R5 Class/Shares Authorized	150,000,000		150,000,000
Sold	74	388	103,319	664,629
Issued in reinvestment of distributions	57	284	40,002	251,969
Redeemed	—	(2)	(6,158,876)	(39,840,650)
	131	670	(6,015,555)	(38,924,052)
R6 Class/Shares Authorized	235,000,000		235,000,000
Sold	1,398,960	7,182,809	3,826,951	22,648,859
Issued in reinvestment of distributions	619,825	3,060,547	1,487,260	8,816,966
Redeemed	(1,285,061)	(6,617,301)	(3,454,166)	(19,810,573)
	733,724	3,626,055	1,860,045	11,655,252
Net increase (decrease)	(1,320,341)	$(7,070,133)	(3,780,320)	$(24,231,554)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$124,029,135	—	—
Common Stocks	46,832,599	$17,988,992	—
U.S. Treasury Securities	—	62,857,635	—
Sovereign Governments and Agencies	—	15,642,608	—
Corporate Bonds	—	15,237,193	—
Collateralized Loan Obligations	—	7,173,057	—
Municipal Securities	—	2,875,558	—
Asset-Backed Securities	—	2,155,905	—
Preferred Stocks	—	1,890,228	—
Collateralized Mortgage Obligations	—	1,244,131	—
U.S. Government Agency Mortgage-Backed Securities	—	669,692	—
Exchange-Traded Funds	567,886	—	—
Short-Term Investments	14,296,779	27,726,157	—
	$185,726,399	$155,461,156	—
Other Financial Instruments
Futures Contracts	$73,279	$6,581	—
Forward Foreign Currency Exchange Contracts	—	192,117	—
	$73,279	$198,698	—

Liabilities
Other Financial Instruments
Futures Contracts	$78,267	$108,665	—
Swap Agreements	—	243,353	—
Forward Foreign Currency Exchange Contracts	—	226,653	—
	$78,267	$578,671	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $5,095,530.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $16,349,040.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $25,980,165 futures contracts purchased and $5,611,500 futures contracts sold.

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Value of Derivative Instruments as of January 31, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$25,215
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$192,117	Unrealized depreciation on forward foreign currency exchange contracts	226,653
Interest Rate Risk	Receivable for variation margin on futures contracts*	45,054	Payable for variation margin on futures contracts*	13,078
		$237,171		$264,946
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(114,552)	Change in net unrealized appreciation (depreciation) on swap agreements	$(130,913)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	304,548	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(356,718)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(763,264)	Change in net unrealized appreciation (depreciation) on futures contracts	(334,408)
		$(573,268)		$(822,039)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$326,618,157
Gross tax appreciation of investments	$33,987,886
Gross tax depreciation of investments	(19,418,488)
Net tax appreciation (depreciation) of investments	$14,569,398

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2022, the fund had post-October capital loss deferrals of $(1,397,957), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

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11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,486	—	—	$(374)	$18,112	389	—	$302
American Century Emerging Markets Bond ETF	6,059	—	—	27	6,086	156	—	174
American Century Focused Dynamic Growth ETF(3)	4,528	$24	$1,296	205	3,461	60	$(403)	—
American Century Focused Large Cap Value ETF	7,057	251	1,214	(102)	5,992	99	262	230
American Century Multisector Income ETF	15,782	—	—	(314)	15,468	352	—	348
American Century Quality Diversified International ETF	9,444	749	428	608	10,373	240	(83)	146
American Century Short Duration Strategic Income ETF	—	1,604	—	32	1,636	32	—	13
American Century STOXX U.S. Quality Growth ETF	12,932	362	1,422	(617)	11,255	180	571	26
American Century STOXX U.S. Quality Value ETF	22,840	442	1,705	571	22,148	446	(97)	321
Avantis International Equity ETF	10,729	142	645	966	11,192	193	(89)	107
Avantis International Small Cap Value ETF	1,848	23	175	111	1,807	30	11	23
Avantis U.S. Equity ETF	16,831	378	2,714	(662)	13,833	190	972	122
Avantis U.S. Small Cap Value ETF	5,111	165	1,200	(1,410)	2,666	33	1,620	31
	$131,647	$4,140	$10,799	$(959)	$124,029	2,400	$2,764	$1,843
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$5.35	0.05	(0.01)	0.04	(0.05)	(0.13)	(0.18)	$5.21	0.88%	0.72%(4)	1.01%(4)	2.12%(4)	1.83%(4)	11%	$128,559
2022	$6.39	0.12	(0.61)	(0.49)	(0.12)	(0.43)	(0.55)	$5.35	(8.39)%	0.72%	1.01%	2.00%	1.71%	40%	$136,990
2021	$5.65	0.08	0.92	1.00	(0.07)	(0.19)	(0.26)	$6.39	18.09%	0.76%	1.00%	1.38%	1.14%	57%	$167,285
2020	$5.67	0.06	0.37	0.43	(0.07)	(0.38)	(0.45)	$5.65	7.89%	0.85%	1.01%	1.09%	0.93%	87%	$144,395
2019	$5.83	0.09	0.14	0.23	(0.10)	(0.29)	(0.39)	$5.67	4.55%	1.00%	1.01%	1.58%	1.57%	65%	$161,655
2018(5)	$6.06	0.06	0.05	0.11	(0.06)	(0.28)	(0.34)	$5.83	2.01%	1.00%(4)	1.00%(4)	1.51%(4)	1.51%(4)	53%	$179,992
2017	$5.62	0.07	0.54	0.61	(0.08)	(0.09)	(0.17)	$6.06	11.02%	1.01%	1.01%	1.28%	1.28%	78%	$246,975
I Class
2023(3)	$5.35	0.06	(0.02)	0.04	(0.05)	(0.13)	(0.18)	$5.21	0.99%	0.52%(4)	0.81%(4)	2.32%(4)	2.03%(4)	11%	$32,974
2022	$6.40	0.13	(0.62)	(0.49)	(0.13)	(0.43)	(0.56)	$5.35	(8.35)%	0.52%	0.81%	2.20%	1.91%	40%	$35,548
2021	$5.65	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.40	18.51%	0.56%	0.80%	1.58%	1.34%	57%	$38,058
2020	$5.67	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.65	8.11%	0.65%	0.81%	1.29%	1.13%	87%	$27,985
2019	$5.84	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.67	4.57%	0.80%	0.81%	1.78%	1.77%	65%	$29,248
2018(5)	$6.06	0.07	0.06	0.13	(0.07)	(0.28)	(0.35)	$5.84	2.33%	0.80%(4)	0.80%(4)	1.71%(4)	1.71%(4)	53%	$44,101
2017	$5.63	0.09	0.52	0.61	(0.09)	(0.09)	(0.18)	$6.06	11.05%	0.81%	0.81%	1.48%	1.48%	78%	$46,536

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$5.34	0.05	(0.02)	0.03	(0.04)	(0.13)	(0.17)	$5.20	0.75%	0.97%(4)	1.26%(4)	1.87%(4)	1.58%(4)	11%	$75,056
2022	$6.39	0.10	(0.62)	(0.52)	(0.10)	(0.43)	(0.53)	$5.34	(8.78)%	0.97%	1.26%	1.75%	1.46%	40%	$79,128
2021	$5.65	0.07	0.92	0.99	(0.06)	(0.19)	(0.25)	$6.39	17.79%	1.01%	1.25%	1.13%	0.89%	57%	$92,011
2020	$5.67	0.05	0.36	0.41	(0.05)	(0.38)	(0.43)	$5.65	7.62%	1.10%	1.26%	0.84%	0.68%	87%	$78,047
2019	$5.83	0.07	0.14	0.21	(0.08)	(0.29)	(0.37)	$5.67	4.29%	1.25%	1.26%	1.33%	1.32%	65%	$86,822
2018(5)	$6.05	0.05	0.06	0.11	(0.05)	(0.28)	(0.33)	$5.83	1.99%	1.25%(4)	1.25%(4)	1.26%(4)	1.26%(4)	53%	$113,865
2017	$5.62	0.06	0.52	0.58	(0.06)	(0.09)	(0.15)	$6.05	10.56%	1.26%	1.26%	1.03%	1.03%	78%	$117,230
C Class
2023(3)	$5.21	0.03	(0.02)	0.01	(0.02)	(0.13)	(0.15)	$5.07	0.37%	1.72%(4)	2.01%(4)	1.12%(4)	0.83%(4)	11%	$7,260
2022	$6.24	0.06	(0.60)	(0.54)	(0.06)	(0.43)	(0.49)	$5.21	(9.37)%	1.72%	2.01%	1.00%	0.71%	40%	$8,606
2021	$5.53	0.02	0.90	0.92	(0.02)	(0.19)	(0.21)	$6.24	16.90%	1.76%	2.00%	0.38%	0.14%	57%	$11,902
2020	$5.57	0.01	0.35	0.36	(0.02)	(0.38)	(0.40)	$5.53	6.78%	1.85%	2.01%	0.09%	(0.07)%	87%	$14,851
2019	$5.74	0.03	0.14	0.17	(0.05)	(0.29)	(0.34)	$5.57	3.43%	2.00%	2.01%	0.58%	0.57%	65%	$17,705
2018(5)	$5.96	0.02	0.07	0.09	(0.03)	(0.28)	(0.31)	$5.74	1.58%	2.00%(4)	2.00%(4)	0.51%(4)	0.51%(4)	53%	$26,867
2017	$5.54	0.02	0.51	0.53	(0.02)	(0.09)	(0.11)	$5.96	9.77%	2.01%	2.01%	0.28%	0.28%	78%	$32,110

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$5.32	0.04	(0.01)	0.03	(0.04)	(0.13)	(0.17)	$5.18	0.62%	1.22%(4)	1.51%(4)	1.62%(4)	1.33%(4)	11%	$8,857
2022	$6.37	0.09	(0.62)	(0.53)	(0.09)	(0.43)	(0.52)	$5.32	(9.04)%	1.22%	1.51%	1.50%	1.21%	40%	$10,251
2021	$5.63	0.05	0.93	0.98	(0.05)	(0.19)	(0.24)	$6.37	17.59%	1.26%	1.50%	0.88%	0.64%	57%	$11,768
2020	$5.65	0.03	0.37	0.40	(0.04)	(0.38)	(0.42)	$5.63	7.37%	1.35%	1.51%	0.59%	0.43%	87%	$10,783
2019	$5.82	0.06	0.13	0.19	(0.07)	(0.29)	(0.36)	$5.65	3.86%	1.50%	1.51%	1.08%	1.07%	65%	$10,314
2018(5)	$6.04	0.04	0.06	0.10	(0.04)	(0.28)	(0.32)	$5.82	1.83%	1.50%(4)	1.50%(4)	1.01%(4)	1.01%(4)	53%	$10,960
2017	$5.61	0.05	0.52	0.57	(0.05)	(0.09)	(0.14)	$6.04	10.31%	1.51%	1.51%	0.78%	0.78%	78%	$15,004
R5 Class
2023(3)	$5.36	0.06	(0.02)	0.04	(0.05)	(0.13)	(0.18)	$5.22	0.98%	0.52%(4)	0.81%(4)	2.32%(4)	2.03%(4)	11%	$8
2022	$6.41	0.10	(0.59)	(0.49)	(0.13)	(0.43)	(0.56)	$5.36	(8.34)%	0.52%	0.81%	2.20%	1.91%	40%	$8
2021	$5.66	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.41	18.48%	0.56%	0.80%	1.58%	1.34%	57%	$38,543
2020	$5.68	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.66	8.10%	0.65%	0.81%	1.29%	1.13%	87%	$34,465
2019	$5.85	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.68	4.75%	0.80%	0.81%	1.78%	1.77%	65%	$36,866
2018(5)	$6.07	0.08	0.05	0.13	(0.07)	(0.28)	(0.35)	$5.85	2.15%	0.80%(4)	0.80%(4)	1.71%(4)	1.71%(4)	53%	$34,766
2017(6)	$5.73	0.06	0.33	0.39	(0.05)	—	(0.05)	$6.07	6.80%	0.81%(4)	0.81%(4)	1.60%(4)	1.60%(4)	78%(7)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(3)	$5.35	0.06	(0.01)	0.05	(0.06)	(0.13)	(0.19)	$5.21	1.07%	0.37%(4)	0.66%(4)	2.47%(4)	2.18%(4)	11%	$88,820
2022	$6.40	0.14	(0.62)	(0.48)	(0.14)	(0.43)	(0.57)	$5.35	(8.21)%	0.37%	0.66%	2.35%	2.06%	40%	$87,310
2021	$5.66	0.10	0.93	1.03	(0.10)	(0.19)	(0.29)	$6.40	18.48%	0.41%	0.65%	1.73%	1.49%	57%	$92,483
2020	$5.68	0.08	0.37	0.45	(0.09)	(0.38)	(0.47)	$5.66	8.28%	0.50%	0.66%	1.44%	1.28%	87%	$74,665
2019	$5.84	0.11	0.14	0.25	(0.12)	(0.29)	(0.41)	$5.68	4.91%	0.65%	0.66%	1.93%	1.92%	65%	$69,846
2018(5)	$6.06	0.07	0.07	0.14	(0.08)	(0.28)	(0.36)	$5.84	2.44%	0.65%(4)	0.65%(4)	1.86%(4)	1.86%(4)	53%	$76,077
2017	$5.63	0.10	0.52	0.62	(0.10)	(0.09)	(0.19)	$6.06	11.21%	0.66%	0.66%	1.63%	1.63%	78%	$63,151

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)April 10, 2017 (commencement of sale) through November 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Strategic Asset
Allocations, Inc.:

	Affirmative	Withhold
Brian Bulatao	$723,251,913	$19,961,799
Chris H. Cheesman	$727,642,487	$15,571,225
Rajesh K. Gupta	$725,037,253	$18,176,459
Lynn M. Jenkins	$723,023,283	$20,190,429
Gary C. Meltzer	$728,965,558	$14,248,154

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

51

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 2303

Semiannual Report

January 31, 2023

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rate Hikes, Volatility Led to Mixed Performance

Raging inflation, escalating market volatility and slowing growth weighed on financial markets early in the reporting period. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war further pressured energy markets, particularly in Europe, and global supply chains.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes. And those efforts finally started yielding results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased to 6.4% in January. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

By the second half of the reporting period, moderating inflation and mounting recession risk triggered expectations for central banks to change course. This sentiment fueled a rally across asset classes. However, with inflation still much higher than central bank targets, policymakers indicated a near-term course change was unlikely, and markets remained volatile.

Robust second-half performance left most non-U.S. stock indices with solid gains for the six-month period. The S&P 500 Index declined slightly, and other U.S. stock indices were mixed. Small-cap stocks outpaced large caps, and the value style outperformed growth. Rising yields left most U.S. and global bond indices with declines for the six-month period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2023
Types of Investments in Portfolio	% of net assets
Affiliated Funds	46.6%
Common Stocks	26.0%
U.S. Treasury Securities	9.3%
Corporate Bonds	3.0%
Sovereign Governments and Agencies	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.7%
Asset-Backed Securities	0.5%
Preferred Stocks	0.4%
Collateralized Mortgage Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	8.5%
Other Assets and Liabilities	(0.2)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,023.00	$3.52	0.69%
I Class	$1,000	$1,024.00	$2.50	0.49%
A Class	$1,000	$1,021.70	$4.79	0.94%
C Class	$1,000	$1,017.90	$8.60	1.69%
R Class	$1,000	$1,020.60	$6.06	1.19%
R5 Class	$1,000	$1,023.90	$2.50	0.49%
R6 Class	$1,000	$1,024.80	$1.74	0.34%
Hypothetical
Investor Class	$1,000	$1,021.73	$3.52	0.69%
I Class	$1,000	$1,022.74	$2.50	0.49%
A Class	$1,000	$1,020.47	$4.79	0.94%
C Class	$1,000	$1,016.69	$8.59	1.69%
R Class	$1,000	$1,019.21	$6.06	1.19%
R5 Class	$1,000	$1,022.74	$2.50	0.49%
R6 Class	$1,000	$1,023.49	$1.73	0.34%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 46.6%
American Century Diversified Corporate Bond ETF	541,178	$25,193,405
American Century Emerging Markets Bond ETF	231,939	9,071,366
American Century Focused Dynamic Growth ETF(2)	333,407	19,197,509
American Century Focused Large Cap Value ETF	424,129	25,556,741
American Century Multisector Income ETF	833,121	36,632,830
American Century Quality Diversified International ETF	712,840	30,778,079
American Century Short Duration Strategic Income ETF	89,869	4,625,207
American Century STOXX U.S. Quality Growth ETF(3)	468,190	29,210,374
American Century STOXX U.S. Quality Value ETF	857,442	42,571,995
Avantis Emerging Markets Equity ETF	620,893	34,149,115
Avantis International Equity ETF	530,784	30,705,855
Avantis International Small Cap Value ETF	131,384	7,875,157
Avantis U.S. Equity ETF	608,543	44,265,418
Avantis U.S. Small Cap Value ETF	116,829	9,568,295
TOTAL AFFILIATED FUNDS (Cost $307,427,422)		349,401,346
COMMON STOCKS — 26.0%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(2)	1,166	65,203
Airbus SE	2,855	357,919
CAE, Inc.(2)	16,000	361,354
Curtiss-Wright Corp.	3,617	599,699
HEICO Corp.	3,326	568,580
Hensoldt AG	2,256	65,409
Huntington Ingalls Industries, Inc.	2,258	497,979
Lockheed Martin Corp.	1,119	518,388
Mercury Systems, Inc.(2)	2,287	114,316
QinetiQ Group PLC	14,856	66,638
Thales SA	1,316	174,053
		3,389,538
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	2,081	385,464
Airlines — 0.1%
Southwest Airlines Co.	19,578	700,305
Auto Components — 0.5%
Aptiv PLC(2)	7,692	869,888
BorgWarner, Inc.	13,994	661,636
CIE Automotive SA	2,528	75,093
Cie Generale des Etablissements Michelin SCA	7,890	249,480
Continental AG	10,202	716,336
Fox Factory Holding Corp.(2)	1,244	146,904
Gentherm, Inc.(2)	878	65,350
Hyundai Mobis Co. Ltd.	1,757	293,783
Linamar Corp.	10,476	535,000
Nifco, Inc.	2,400	62,296
		3,675,766

	Shares/ Principal Amount	Value
Automobiles — 0.5%
Bayerische Motoren Werke AG	11,000	$1,120,511
Ferrari NV	2,328	581,730
Mercedes-Benz Group AG	17,844	1,327,808
Tesla, Inc.(2)	2,098	363,416
		3,393,465
Banks — 1.4%
AIB Group PLC	32,069	134,709
Banco Bilbao Vizcaya Argentaria SA	84,013	593,449
Banco Bradesco SA	220,063	547,957
Banco do Brasil SA	54,800	440,771
Bancorp, Inc.(2)	2,293	77,802
Bank Central Asia Tbk PT	1,151,700	653,600
Bank of America Corp.	3,903	138,478
Barclays PLC	324,271	745,431
BNP Paribas SA	5,684	390,388
Commerce Bancshares, Inc.	913	60,769
First Hawaiian, Inc.	22,800	625,632
Fukuoka Financial Group, Inc.	3,200	73,829
HDFC Bank Ltd., ADR	8,586	578,353
HSBC Holdings PLC	105,200	773,387
JPMorgan Chase & Co.	4,786	669,849
Jyske Bank A/S(2)	1,583	114,171
Prosperity Bancshares, Inc.	7,106	539,061
Regions Financial Corp.	26,035	612,864
Standard Chartered PLC (London)	56,485	474,452
SVB Financial Group(2)	1,707	516,265
Truist Financial Corp.	15,816	781,152
U.S. Bancorp	8,200	408,360
UniCredit SpA	29,147	569,274
Westamerica Bancorporation	2,932	162,902
		10,682,905
Beverages — 0.3%
Celsius Holdings, Inc.(2)	6,905	692,710
Duckhorn Portfolio, Inc.(2)	5,174	83,715
MGP Ingredients, Inc.	886	86,420
PepsiCo, Inc.	4,102	701,524
Pernod Ricard SA	1,421	294,190
		1,858,559
Biotechnology — 0.7%
AbbVie, Inc.	3,387	500,429
Abcam PLC, ADR(2)	2,918	40,473
ADMA Biologics, Inc.(2)	4,541	16,756
Alnylam Pharmaceuticals, Inc.(2)	2,112	478,157
Amgen, Inc.	1,242	313,481
Apellis Pharmaceuticals, Inc.(2)	938	49,461
Arcus Biosciences, Inc.(2)	643	13,908
Arcutis Biotherapeutics, Inc.(2)	2,052	34,002
Biohaven Ltd.(2)	1,811	34,572
Blueprint Medicines Corp.(2)	847	39,589
Celldex Therapeutics, Inc.(2)	656	28,903

	Shares/ Principal Amount	Value
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,114	$12,456
Cerevel Therapeutics Holdings, Inc.(2)	1,088	37,155
CSL Ltd.	3,948	833,622
Cytokinetics, Inc.(2)	9,239	392,473
Halozyme Therapeutics, Inc.(2)	1,763	91,271
Horizon Therapeutics PLC(2)	1,157	126,946
Insmed, Inc.(2)	2,321	49,971
Intellia Therapeutics, Inc.(2)	506	21,475
IVERIC bio, Inc.(2)	16,556	382,444
Karuna Therapeutics, Inc.(2)	324	64,602
Keros Therapeutics, Inc.(2)	457	26,766
Kymera Therapeutics, Inc.(2)	425	15,886
Madrigal Pharmaceuticals, Inc.(2)	121	34,878
Natera, Inc.(2)	2,106	90,411
Neurocrine Biosciences, Inc.(2)	4,799	532,353
Prometheus Biosciences, Inc.(2)	399	45,350
Relay Therapeutics, Inc.(2)	954	20,473
Sarepta Therapeutics, Inc.(2)	4,669	583,485
Vertex Pharmaceuticals, Inc.(2)	743	240,063
Vitrolife AB	2,683	57,525
		5,209,336
Building Products — 0.3%
AZEK Co., Inc.(2)	3,137	75,696
Cie de Saint-Gobain	10,661	612,274
Hayward Holdings, Inc.(2)	6,814	91,921
Johnson Controls International PLC	7,800	542,646
Masco Corp.	3,964	210,885
Sanwa Holdings Corp.	2,100	22,231
Trane Technologies PLC	4,272	765,200
Trex Co., Inc.(2)	1,487	78,395
		2,399,248
Capital Markets — 1.0%
Ameriprise Financial, Inc.	1,281	448,504
Ares Management Corp., Class A	7,584	629,396
Avanza Bank Holding AB(3)	1,811	41,786
Banca Generali SpA	2,242	82,711
Bank of New York Mellon Corp.	21,144	1,069,252
BlackRock, Inc.	582	441,860
Intercontinental Exchange, Inc.	2,050	220,478
Intermediate Capital Group PLC	1,190	20,477
LendingTree, Inc.(2)	802	31,807
LPL Financial Holdings, Inc.	2,507	594,460
M&A Capital Partners Co. Ltd.(2)	900	30,483
Man Group PLC	24,411	75,099
Morgan Stanley	7,750	754,307
MSCI, Inc.	1,514	804,782
Northern Trust Corp.	12,446	1,206,889
S&P Global, Inc.	711	266,582
StepStone Group, Inc., Class A	2,836	82,783
T. Rowe Price Group, Inc.	5,290	616,126
		7,417,782

	Shares/ Principal Amount	Value
Chemicals — 0.6%
Air Liquide SA	3,376	$537,547
Air Products and Chemicals, Inc.	866	277,562
Akzo Nobel NV	6,273	467,244
Albemarle Corp.	606	170,559
Avient Corp.	9,978	404,309
Axalta Coating Systems Ltd.(2)	14,166	426,397
Diversey Holdings Ltd.(2)	6,568	39,868
Ecolab, Inc.	1,165	180,377
Element Solutions, Inc.	27,035	553,677
Koninklijke DSM NV	4,426	569,192
Linde PLC	1,776	587,749
Perimeter Solutions SA(2)	6,445	59,938
Sika AG	1,408	400,079
Tokyo Ohka Kogyo Co. Ltd.	1,500	73,930
		4,748,428
Commercial Services and Supplies — 0.3%
Adecco Group AG	18,084	671,653
Clean Harbors, Inc.(2)	1,051	136,945
Driven Brands Holdings, Inc.(2)	4,954	144,607
Elis SA	6,760	118,728
GFL Environmental, Inc.	10,892	336,127
Korn Ferry	1,183	63,870
Republic Services, Inc.	5,521	689,131
SPIE SA	4,064	110,948
TechnoPro Holdings, Inc.	1,100	34,249
		2,306,258
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	9,677	1,219,496
Ciena Corp.(2)	1,277	66,430
Cisco Systems, Inc.	16,575	806,705
Credo Technology Group Holding Ltd.(2)	2,260	39,166
Extreme Networks, Inc.(2)	2,238	40,351
F5, Inc.(2)	3,029	447,262
Juniper Networks, Inc.	10,261	331,430
		2,950,840
Construction and Engineering — 0.1%
Balfour Beatty PLC	11,015	49,880
Construction Partners, Inc., Class A(2)	2,775	78,505
Eiffage SA	3,840	410,153
Vinci SA	3,620	409,022
		947,560
Construction Materials†
Eagle Materials, Inc.	352	51,420
Summit Materials, Inc., Class A(2)	2,840	93,323
		144,743
Consumer Finance†
American Express Co.	1,410	246,651
Containers and Packaging — 0.3%
Amcor PLC	34,728	418,820
AptarGroup, Inc.	426	49,263

	Shares/ Principal Amount	Value
Avery Dennison Corp.	2,989	$566,236
Ball Corp.	4,059	236,396
Graphic Packaging Holding Co.	3,361	80,966
Huhtamaki Oyj	1,598	59,770
Packaging Corp. of America	4,915	701,370
Sonoco Products Co.	3,541	216,391
		2,329,212
Distributors†
Bapcor Ltd.	2,436	11,017
D'ieteren Group	697	133,207
		144,224
Diversified Consumer Services†
European Wax Center, Inc., Class A	4,135	77,903
IDP Education Ltd.	4,287	95,401
		173,304
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA(2)	12,164	476,683
IHS Holding Ltd.(2)	5,858	44,989
Internet Initiative Japan, Inc.	5,400	101,335
Verizon Communications, Inc.	13,872	576,659
		1,199,666
Electric Utilities — 0.5%
Acciona SA	189	36,874
Duke Energy Corp.	3,875	396,994
Edison International	13,283	915,199
Evergy, Inc.	3,322	208,123
Eversource Energy	2,296	189,029
Iberdrola SA	47,124	552,848
IDACORP, Inc.	541	57,243
NextEra Energy, Inc.	10,662	795,705
Pinnacle West Capital Corp.	4,227	315,123
		3,467,138
Electrical Equipment — 0.6%
Alfen NV(2)	380	35,256
AMETEK, Inc.	5,047	731,411
Atkore, Inc.(2)	820	106,805
Eaton Corp. PLC	3,501	567,897
Emerson Electric Co.	6,634	598,519
Generac Holdings, Inc.(2)	576	69,466
Hexatronic Group AB	7,381	90,849
Legrand SA	3,923	349,791
Nexans SA	423	44,856
nVent Electric PLC	9,692	385,257
Plug Power, Inc.(2)(3)	5,886	100,180
Regal Rexnord Corp.	4,388	610,809
Schneider Electric SE	5,278	856,174
Sensata Technologies Holding PLC	1,771	90,055
		4,637,325
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	2,227	436,559
Cognex Corp.	12,064	660,383

	Shares/ Principal Amount	Value
Corning, Inc.	3,914	$135,464
Hexagon AB, B Shares	33,576	384,898
Jabil, Inc.	876	68,880
Keyence Corp.	1,600	736,590
Keysight Technologies, Inc.(2)	8,504	1,525,192
National Instruments Corp.	1,870	100,980
Sesa SpA	276	37,557
Taiyo Yuden Co. Ltd.	2,100	71,328
TE Connectivity Ltd.	3,635	462,190
		4,620,021
Energy Equipment and Services — 0.2%
Aker Solutions ASA	14,569	57,595
Baker Hughes Co.	14,024	445,122
Expro Group Holdings NV(2)	3,632	68,608
Schlumberger Ltd.	19,008	1,083,076
Weatherford International PLC(2)	1,741	99,028
		1,753,429
Entertainment — 0.3%
Electronic Arts, Inc.	3,077	395,948
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,740	123,192
ROBLOX Corp., Class A(2)	2,660	98,979
Spotify Technology SA(2)	3,886	438,030
Universal Music Group NV	25,632	655,214
Walt Disney Co.(2)	3,143	340,984
		2,052,347
Equity Real Estate Investment Trusts (REITs) — 1.7%
Agree Realty Corp.	1,152	85,974
Alexandria Real Estate Equities, Inc.	857	137,754
American Homes 4 Rent, Class A	2,717	93,166
Assura PLC	70,555	48,561
Big Yellow Group PLC	4,621	68,923
Brixmor Property Group, Inc.	3,745	88,120
Canadian Apartment Properties REIT	2,743	101,428
CapitaLand China Trust	32,900	31,372
CapitaLand Integrated Commercial Trust	72,500	118,620
Comforia Residential REIT, Inc.(3)	20	44,439
Corporate Office Properties Trust	2,340	65,684
Digital Realty Trust, Inc.	1,381	158,290
Equinix, Inc.	1,209	892,399
Equity LifeStyle Properties, Inc.	915	65,679
Essential Properties Realty Trust, Inc.	6,160	156,957
Essex Property Trust, Inc.	1,973	446,036
Gaming & Leisure Properties, Inc.	3,607	193,191
Goodman Group	15,580	222,226
Healthpeak Properties, Inc.	26,765	735,502
Host Hotels & Resorts, Inc.	6,907	130,197
Invincible Investment Corp.	484	206,412
Iron Mountain, Inc.	3,411	186,172
Japan Hotel REIT Investment Corp.	336	212,919
Kite Realty Group Trust	5,906	128,160
Land Securities Group PLC	18,462	161,742

	Shares/ Principal Amount	Value
Link REIT	26,400	$211,315
Mid-America Apartment Communities, Inc.	1,146	191,061
NETSTREIT Corp.	2,188	44,044
Orix JREIT, Inc.	42	57,786
Prologis, Inc.	14,385	1,859,693
Public Storage	2,605	792,806
Realty Income Corp.	12,783	867,071
Regency Centers Corp.	8,052	536,505
Region RE Ltd.	20,164	38,693
Rexford Industrial Realty, Inc.	9,275	588,684
Ryman Hospitality Properties, Inc.	779	72,361
Sabra Health Care REIT, Inc.	4,431	59,819
SBA Communications Corp.	802	238,619
Scentre Group	59,731	129,605
Segro PLC	48,295	497,129
Simon Property Group, Inc.	2,184	280,557
Sun Communities, Inc.	958	150,272
Tritax Big Box REIT PLC	59,440	114,527
UDR, Inc.	7,099	302,346
Ventas, Inc.	5,686	294,592
VICI Properties, Inc.	3,496	119,493
Vicinity Ltd.	61,385	89,809
Welltower, Inc.	2,070	155,333
Weyerhaeuser Co.	3,421	117,785
WP Carey, Inc.	2,814	240,681
		12,830,509
Food and Staples Retailing — 0.3%
BJ's Wholesale Club Holdings, Inc.(2)	921	66,745
Costco Wholesale Corp.	543	277,549
Grocery Outlet Holding Corp.(2)	2,468	75,003
Koninklijke Ahold Delhaize NV	26,354	786,587
Kroger Co.	6,208	277,063
MARR SpA	609	8,007
MatsukiyoCocokara & Co.	2,300	114,734
Sendas Distribuidora SA	72,300	278,871
Sysco Corp.	6,191	479,555
		2,364,114
Food Products — 0.4%
a2 Milk Co. Ltd.(2)	15,333	74,139
Conagra Brands, Inc.	19,426	722,453
Freshpet, Inc.(2)	1,416	89,675
Hershey Co.	5,323	1,195,546
J.M. Smucker Co.	2,458	375,582
Mondelez International, Inc., Class A	5,541	362,603
Sovos Brands, Inc.(2)	4,859	65,888
SunOpta, Inc.(2)	16,605	135,663
Tate & Lyle PLC	4,238	39,465
Toyo Suisan Kaisha Ltd.	1,500	61,981
Vital Farms, Inc.(2)	2,184	38,395
		3,161,390

	Shares/ Principal Amount	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	909	$106,844
Brookfield Infrastructure Corp., Class A	2,126	94,012
Nippon Gas Co. Ltd.(3)	5,300	84,595
Spire, Inc.	11,410	824,030
		1,109,481
Health Care Equipment and Supplies — 0.9%
Alcon, Inc.	7,139	538,698
Baxter International, Inc.	3,805	173,850
Becton Dickinson and Co.	473	119,300
ConvaTec Group PLC	32,637	94,663
DENTSPLY SIRONA, Inc.	8,275	304,768
DexCom, Inc.(2)	8,329	891,953
Edwards Lifesciences Corp.(2)	4,190	321,373
Embecta Corp.	10,897	287,572
Envista Holdings Corp.(2)	5,995	233,745
EssilorLuxottica SA	3,125	573,373
Establishment Labs Holdings, Inc.(2)	1,055	71,782
Hologic, Inc.(2)	1,653	134,505
IDEXX Laboratories, Inc.(2)	1,730	831,265
Inari Medical, Inc.(2)	1,446	82,494
Inmode Ltd.(2)	2,823	98,946
Lantheus Holdings, Inc.(2)	1,266	72,795
Medtronic PLC	821	68,710
Menicon Co. Ltd.	1,600	35,355
ResMed, Inc.	389	88,836
SI-BONE, Inc.(2)	4,368	74,387
Silk Road Medical, Inc.(2)	1,943	105,621
TransMedics Group, Inc.(2)	1,531	96,484
Zimmer Biomet Holdings, Inc.	9,551	1,216,224
		6,516,699
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(2)	1,023	85,952
AdaptHealth Corp.(2)	2,198	47,103
AmerisourceBergen Corp.	3,009	508,401
Amvis Holdings, Inc.	3,000	80,322
Cardinal Health, Inc.	2,821	217,922
Cigna Corp.	2,259	715,358
CVS Health Corp.	4,868	429,455
Ensign Group, Inc.	1,079	100,617
HealthEquity, Inc.(2)	1,709	103,993
Henry Schein, Inc.(2)	7,983	687,735
Humana, Inc.	448	229,242
Laboratory Corp. of America Holdings	1,852	466,926
Progyny, Inc.(2)	1,709	58,773
Quest Diagnostics, Inc.	3,795	563,482
R1 RCM, Inc.(2)	26,959	385,783
Surgery Partners, Inc.(2)	1,696	56,307
UnitedHealth Group, Inc.	1,633	815,177
Universal Health Services, Inc., Class B	4,021	595,952
		6,148,500

	Shares/ Principal Amount	Value
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	2,935	$94,566
Schrodinger, Inc.(2)	1,964	47,489
Veeva Systems, Inc., Class A(2)	3,203	546,272
		688,327
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(2)	8,357	928,546
Basic-Fit NV(2)(3)	2,105	69,169
Booking Holdings, Inc.(2)	93	226,371
Chipotle Mexican Grill, Inc.(2)	779	1,282,530
Churchill Downs, Inc.	513	127,275
Compass Group PLC	21,788	520,472
Greggs PLC	2,441	81,510
H World Group Ltd., ADR	11,232	533,296
Hilton Worldwide Holdings, Inc.	9,303	1,349,772
Hyatt Hotels Corp., Class A(2)	692	75,511
Planet Fitness, Inc., Class A(2)	2,052	173,702
Sands China Ltd.(2)	24,400	91,502
Sodexo SA	3,631	359,951
Trainline PLC(2)	22,227	77,816
Wingstop, Inc.	660	104,590
		6,002,013
Household Durables — 0.2%
Barratt Developments PLC	96,929	550,918
Man Wah Holdings Ltd.	32,400	37,459
Taylor Wimpey PLC	377,783	548,133
		1,136,510
Household Products — 0.2%
Colgate-Palmolive Co.	2,417	180,139
Henkel AG & Co. KGaA, Preference Shares	5,768	411,260
Kimberly-Clark Corp.	4,023	523,030
Procter & Gamble Co.	3,406	484,946
		1,599,375
Independent Power and Renewable Electricity Producers†
West Holdings Corp.(3)	1,600	47,977
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,942	404,868
Insurance — 0.6%
Aegon NV	56,290	310,484
Aflac, Inc.	3,692	271,362
AIA Group Ltd.	61,200	692,028
Allstate Corp.	6,704	861,263
ASR Nederland NV	2,017	95,467
Chubb Ltd.	394	89,631
Hanover Insurance Group, Inc.	2,488	334,835
Kinsale Capital Group, Inc.	462	128,639
Marsh & McLennan Cos., Inc.	2,067	361,539
Prudential Financial, Inc.	3,053	320,382
Reinsurance Group of America, Inc.	3,035	460,622
RLI Corp.	833	110,331
Skyward Specialty Insurance Group Inc.(2)	2,026	37,501

	Shares/ Principal Amount	Value
Steadfast Group Ltd.	19,915	$73,988
Storebrand ASA	8,535	74,302
Travelers Cos., Inc.	1,679	320,890
Willis Towers Watson PLC	972	247,073
		4,790,337
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	17,549	1,734,543
Autohome, Inc., ADR	11,022	384,227
Baidu, Inc., Class A(2)	30,400	511,025
carsales.com Ltd.	4,506	72,953
Eventbrite, Inc., Class A(2)	5,975	53,118
Match Group, Inc.(2)	8,020	434,042
QuinStreet, Inc.(2)	4,826	73,983
Tencent Holdings Ltd.	29,400	1,432,630
		4,696,521
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.(2)	43,500	598,067
Amazon.com, Inc.(2)	10,443	1,076,987
ASOS PLC(2)	29,818	322,607
Chewy, Inc., Class A(2)(3)	5,935	267,431
Etsy, Inc.(2)	1,432	197,014
JD.com, Inc., Class A	10,678	317,066
Meituan, Class B(2)	1,520	33,981
		2,813,153
IT Services — 0.7%
Accenture PLC, Class A	1,644	458,758
Adyen NV(2)	313	473,227
Alten SA	648	99,569
Amdocs Ltd.	5,066	465,718
Capgemini SE	3,464	657,417
Cloudflare, Inc., Class A(2)	9,866	522,010
Endava PLC, ADR(2)	962	84,531
EPAM Systems, Inc.(2)	1,862	619,394
Mastercard, Inc., Class A	1,480	548,488
NEXTDC Ltd.(2)	11,476	81,102
Perficient, Inc.(2)	578	42,853
TDCX, Inc., ADR(2)	1,234	16,264
Visa, Inc., Class A	3,701	852,007
Wise PLC, Class A(2)	6,508	43,627
		4,964,965
Leisure Products†
Brunswick Corp.	1,018	85,848
Topgolf Callaway Brands Corp.(2)	4,020	98,450
		184,298
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	7,787	1,184,247
Avantor, Inc.(2)	15,819	378,074
Bio-Techne Corp.	6,103	486,165
ICON PLC(2)	2,781	641,604
IQVIA Holdings, Inc.(2)	3,924	900,205
Lonza Group AG	1,273	726,172

	Shares/ Principal Amount	Value
MaxCyte, Inc.(2)	7,561	$44,156
Mettler-Toledo International, Inc.(2)	443	679,084
Tecan Group AG	223	93,587
Thermo Fisher Scientific, Inc.	811	462,538
		5,595,832
Machinery — 0.5%
Astec Industries, Inc.	1,730	76,362
ATS Corp.(2)	3,133	126,869
Cummins, Inc.	2,416	602,889
Deere & Co.	452	191,124
Georg Fischer AG	847	58,399
Graco, Inc.	5,430	370,978
Greenbrier Cos., Inc.	899	27,797
IHI Corp.	2,200	66,846
IMI PLC	17,740	317,636
Interpump Group SpA	1,243	64,822
Interroll Holding AG	20	62,298
Metso Outotec Oyj	9,955	114,411
Oshkosh Corp.	7,891	795,255
Parker-Hannifin Corp.	1,825	594,950
Stabilus SE	520	35,867
Trelleborg AB, B Shares	3,287	82,190
Xylem, Inc.	1,964	204,276
		3,792,969
Media — 0.3%
Fox Corp., Class B	15,503	491,445
Omnicom Group, Inc.	4,059	349,033
Publicis Groupe SA	5,488	387,121
Trade Desk, Inc., Class A(2)	10,671	541,020
WPP PLC	62,373	728,750
		2,497,369
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	6,867	75,764
Allkem Ltd.(2)	4,171	38,723
AMG Advanced Metallurgical Group NV	2,337	91,289
APERAM SA	960	37,885
Champion Iron Ltd.	6,991	35,574
ERO Copper Corp.(2)	33,681	553,102
Lynas Rare Earths Ltd.(2)	3,430	22,961
MMC Norilsk Nickel PJSC(4)	2,658	—
		855,298
Mortgage Real Estate Investment Trusts (REITs)†
AGNC Investment Corp.(3)	11,277	130,813
Multiline Retail — 0.1%
B&M European Value Retail SA	6,382	35,294
Dollar Tree, Inc.(2)	4,412	662,594
Isetan Mitsukoshi Holdings Ltd.	7,700	83,782
Ollie's Bargain Outlet Holdings, Inc.(2)	918	50,270
Target Corp.	1,034	177,993
		1,009,933

	Shares/ Principal Amount	Value
Multi-Utilities — 0.1%
NorthWestern Corp.	10,907	$619,518
Oil, Gas and Consumable Fuels — 0.6%
ConocoPhillips	8,666	1,056,125
Devon Energy Corp.	2,281	144,250
Diamondback Energy, Inc.	1,872	273,537
Enterprise Products Partners LP	20,168	516,301
EQT Corp.	7,694	251,363
Euronav NV(2)	2,337	36,801
Excelerate Energy, Inc., Class A	7,053	164,335
Golar LNG Ltd.(2)	1,630	38,207
Hess Corp.	8,752	1,314,200
Kosmos Energy Ltd.(2)	23,740	187,783
Matador Resources Co.	1,189	78,664
Phillips 66	1,277	128,045
Transocean Ltd.(2)	6,644	44,781
Whitecap Resources, Inc.(3)	27,740	231,210
		4,465,602
Paper and Forest Products — 0.1%
Smurfit Kappa Group PLC	15,643	656,764
Personal Products†
Estee Lauder Cos., Inc., Class A	280	77,582
Rohto Pharmaceutical Co. Ltd.	5,600	103,328
		180,910
Pharmaceuticals — 1.2%
Arvinas, Inc.(2)	755	24,741
AstraZeneca PLC	5,952	779,786
AstraZeneca PLC, ADR	8,685	567,738
Bristol-Myers Squibb Co.	7,978	579,602
Catalent, Inc.(2)	5,737	307,216
Edgewise Therapeutics, Inc.(2)(3)	2,350	24,040
Eli Lilly & Co.	474	163,127
Euroapi SA(2)	1,271	20,434
GSK PLC	54,246	952,832
Harmony Biosciences Holdings, Inc.(2)	571	27,505
Hikma Pharmaceuticals PLC	21,828	461,752
Intra-Cellular Therapies, Inc.(2)	1,337	64,069
Merck & Co., Inc.	3,999	429,533
Novartis AG	4,599	415,791
Novo Nordisk A/S, B Shares	10,845	1,500,837
Option Care Health, Inc.(2)	2,180	62,937
Sanofi	3,389	331,866
Sanofi, ADR	14,772	725,896
Takeda Pharmaceutical Co. Ltd.	15,700	493,567
UCB SA	5,032	413,150
Ventyx Biosciences, Inc.(2)	1,022	42,924
Zoetis, Inc.	2,097	347,033
		8,736,376
Professional Services — 0.4%
ALS Ltd.	11,934	110,723
BayCurrent Consulting, Inc.(3)	14,300	607,886

	Shares/ Principal Amount	Value
Bureau Veritas SA	23,332	$667,096
CACI International, Inc., Class A(2)	99	30,501
DKSH Holding AG	917	78,124
IPH Ltd.	4,582	27,714
Jacobs Solutions, Inc.	5,663	699,664
Verisk Analytics, Inc.	2,687	488,470
Visional, Inc.(2)	1,400	101,442
		2,811,620
Real Estate Management and Development — 0.1%
Altus Group Ltd.	1,141	48,828
Capitaland Investment Ltd.	32,600	98,765
DigitalBridge Group, Inc.	3,405	50,394
Fabege AB	5,888	55,649
FirstService Corp.(3)	520	74,314
Hang Lung Properties Ltd.	19,000	35,825
PSP Swiss Property AG	932	116,187
Samhallsbyggnadsbolaget i Norden AB(3)	24,066	43,966
Tokyu Fudosan Holdings Corp.	8,500	43,131
Tricon Residential, Inc. (Toronto)	918	7,969
Vonovia SE	4,079	115,223
Wharf Real Estate Investment Co. Ltd.	6,000	34,348
		724,599
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	10,855	856,783
Heartland Express, Inc.	17,252	290,179
Lyft, Inc., Class A(2)	12,318	200,167
Nagoya Railroad Co. Ltd.	4,500	74,407
Norfolk Southern Corp.	4,147	1,019,374
Saia, Inc.(2)	321	87,562
Uber Technologies, Inc.(2)	3,091	95,605
Union Pacific Corp.	660	134,765
		2,758,842
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.(2)	3,936	295,790
AIXTRON SE	2,190	65,252
Ambarella, Inc.(2)	365	32,792
Analog Devices, Inc.	2,844	487,661
Applied Materials, Inc.	6,179	688,897
ASML Holding NV	475	314,283
Enphase Energy, Inc.(2)	2,153	476,631
GLOBALFOUNDRIES, Inc.(2)	1,708	101,250
Infineon Technologies AG	16,708	601,663
Lattice Semiconductor Corp.(2)	2,040	154,612
MACOM Technology Solutions Holdings, Inc.(2)	969	64,942
Marvell Technology, Inc.	5,726	247,077
Monolithic Power Systems, Inc.	1,282	546,850
Nova Ltd.(2)	807	73,195
NVIDIA Corp.	3,584	700,206
Onto Innovation, Inc.(2)	899	70,706
Power Integrations, Inc.	1,294	111,400
Samsung Electronics Co. Ltd.	10,453	520,666

	Shares/ Principal Amount	Value
SOITEC(2)	360	$54,600
SUMCO Corp.	25,800	382,273
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	652,931
Teradyne, Inc.	10,063	1,023,407
		7,667,084
Software — 1.3%
Adobe, Inc.(2)	329	121,842
Box, Inc., Class A(2)	3,474	111,133
Cadence Design Systems, Inc.(2)	10,339	1,890,279
CyberArk Software Ltd.(2)	338	47,617
Datadog, Inc., Class A(2)	7,440	556,586
Descartes Systems Group, Inc.(2)(3)	909	66,336
DocuSign, Inc.(2)	2,542	154,147
Five9, Inc.(2)	1,169	92,094
HubSpot, Inc.(2)	1,975	685,345
JFrog Ltd.(2)	3,764	96,773
Kinaxis, Inc.(2)	678	78,804
Manhattan Associates, Inc.(2)	7,208	939,635
Microsoft Corp.	12,392	3,070,862
m-up Holdings, Inc.	3,900	37,322
nCino, Inc.(2)	2,435	69,641
Palo Alto Networks, Inc.(2)	5,809	921,540
Paycor HCM, Inc.(2)	2,465	61,896
Paylocity Holding Corp.(2)	406	84,566
Salesforce, Inc.(2)	1,590	267,072
ServiceNow, Inc.(2)	258	117,424
Sprout Social, Inc., Class A(2)	832	53,223
SPS Commerce, Inc.(2)	700	95,256
TeamViewer AG(2)	4,880	68,744
Tenable Holdings, Inc.(2)	3,731	150,098
Workday, Inc., Class A(2)	491	89,082
		9,927,317
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	2,642	402,324
Aritzia, Inc.(2)(3)	2,165	78,087
Burlington Stores, Inc.(2)	1,322	303,835
Fast Retailing Co. Ltd.	800	485,887
Five Below, Inc.(2)	1,250	246,412
Home Depot, Inc.	2,414	782,546
Kingfisher PLC	96,093	331,513
Leslie's, Inc.(2)	2,838	43,961
Nextage Co. Ltd.(3)	1,900	42,737
Pets at Home Group PLC	7,246	31,522
TJX Cos., Inc.	5,539	453,423
Tractor Supply Co.	681	155,261
Watches of Switzerland Group PLC(2)	8,131	95,451
WH Smith PLC	3,526	69,630
		3,522,589
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	12,778	1,843,738
HP, Inc.	11,924	347,465

	Shares/ Principal Amount	Value
Pure Storage, Inc., Class A(2)	2,108	$61,005
		2,252,208
Textiles, Apparel and Luxury Goods — 0.5%
Asics Corp.	4,300	102,342
Crocs, Inc.(2)	1,254	152,700
Deckers Outdoor Corp.(2)	482	206,045
HUGO BOSS AG	762	51,748
Li Ning Co. Ltd.	78,000	771,082
lululemon athletica, Inc.(2)	2,603	798,809
LVMH Moet Hennessy Louis Vuitton SE	957	835,438
NIKE, Inc., Class B	1,518	193,287
Puma SE	7,020	479,384
Tod's SpA(2)	541	21,154
		3,611,989
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	17,634	147,597
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	3,265	52,140
Beacon Roofing Supply, Inc.(2)	4,766	271,090
Beijer Ref AB(3)	3,384	52,205
Diploma PLC	2,033	68,771
Finning International, Inc.	3,463	97,705
H&E Equipment Services, Inc.	2,123	108,039
MonotaRO Co. Ltd.	25,200	381,738
MRC Global, Inc.(2)	4,635	63,036
MSC Industrial Direct Co., Inc., Class A	7,398	611,815
NOW, Inc.(2)	7,010	98,420
Rexel SA(2)	24,908	551,025
RS GROUP PLC	3,358	39,040
Yamazen Corp.	5,600	45,870
		2,440,894
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)	2,100	109,461
Water Utilities†
SJW Group	1,365	105,665
TOTAL COMMON STOCKS (Cost $153,112,321)		194,913,800
U.S. TREASURY SECURITIES — 9.3%
U.S. Treasury Bonds, 2.00%, 11/15/41	$3,500,000	2,660,820
U.S. Treasury Bonds, 2.375%, 2/15/42	11,500,000	9,306,914
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	180,297
U.S. Treasury Bonds, 2.50%, 2/15/45	1,060,000	855,619
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	493,369
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	87,992
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	1,184,550	1,190,128
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	369,068	380,835
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	1,573,836	1,675,097
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	167,725	197,340
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	826,440	909,953
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,114,765	1,228,919
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,256,053	1,063,059
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	3,385,137	3,289,090

		Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		$5,765,026	$4,921,328
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		678,321	586,688
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		1,143,500	791,080
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		4,707,985	4,447,862
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		2,232,839	2,137,849
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,240,176	2,181,296
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		4,387,208	3,964,548
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	9,073,389
U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,259,609
U.S. Treasury Notes, 2.75%, 7/31/27		3,505,000	3,374,315
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	376,922
U.S. Treasury Notes, 2.625%, 7/31/29		3,000,000	2,835,352
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	899,980
U.S. Treasury Notes, 1.875%, 2/15/32		5,800,000	5,090,180
TOTAL U.S. TREASURY SECURITIES (Cost $76,480,206)			69,459,830
CORPORATE BONDS — 3.0%
Aerospace and Defense†
TransDigm, Inc., 6.375%, 6/15/26		50,000	49,440
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		314,385	308,556
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		105,000	101,395
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	52,017
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	558,164
General Motors Co., 5.15%, 4/1/38		410,000	372,552
			982,733
Banks — 0.8%
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		255,000	247,297
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	212,418
Bank of America Corp., VRN, 2.88%, 10/22/30		$260,000	228,165
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	103,264
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	100,000	108,696
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	200,000	215,391
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	405,510
Citigroup, Inc., VRN, 3.07%, 2/24/28		$51,000	47,434
Citigroup, Inc., VRN, 3.52%, 10/27/28		115,000	107,811
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	269,964
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	126,081
European Financial Stability Facility, 2.125%, 2/19/24	EUR	399,000	430,172
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	402,622
European Financial Stability Facility, 2.35%, 7/29/44	EUR	60,000	58,591
European Union, 0.00%, 7/4/31(6)	EUR	1,650,000	1,414,508
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	61,435
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	419,524
Intesa Sanpaolo SpA, 6.625%, 9/13/23	EUR	220,000	243,012
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		$55,000	51,066
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	157,919
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$605,000	472,257
			5,783,137

		Shares/ Principal Amount	Value
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		$370,000	$361,587
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		605,000	559,530
Capital Markets†
Criteria Caixa SA, 1.50%, 5/10/23	EUR	100,000	108,344
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		$82,000	80,064
Olin Corp., 5.125%, 9/15/27		60,000	58,277
			138,341
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.95%, 1/15/52		154,000	110,485
Waste Management, Inc., 2.50%, 11/15/50		220,000	148,248
			258,733
Containers and Packaging†
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		30,000	30,014
Sealed Air Corp., 5.125%, 12/1/24(5)		80,000	79,487
			109,501
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	179,503
Diversified Financial Services — 0.3%
Fiore Capital LLC, VRDN, 4.45%, 2/7/23 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	122,038
AT&T, Inc., 4.90%, 8/15/37		$116,000	112,647
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	150,000	181,824
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	42,594
Level 3 Financing, Inc., 4.625%, 9/15/27(5)		$243,000	206,280
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		205,000	194,197
			859,580
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	204,729
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	111,308
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	52,538
Exelon Corp., 4.45%, 4/15/46		190,000	171,986
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		102,000	102,575
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	74,880
Northern States Power Co., 3.20%, 4/1/52		160,000	123,034
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		500,000	427,194
			1,268,244
Food and Staples Retailing†
Tesco PLC, 5.00%, 3/24/23	GBP	50,000	61,635
Health Care Providers and Services — 0.2%
CVS Health Corp., 4.78%, 3/25/38		$475,000	455,150
DaVita, Inc., 4.625%, 6/1/30(5)		510,000	430,221
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	134,083
Universal Health Services, Inc., 2.65%, 10/15/30		605,000	510,556
			1,530,010

		Shares/ Principal Amount	Value
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(5)		$200,000	$171,282
MGM Resorts International, 6.00%, 3/15/23		130,000	130,095
Penn Entertainment, Inc., 5.625%, 1/15/27(5)		150,000	141,150
Penn Entertainment, Inc., 4.125%, 7/1/29(5)		77,000	63,626
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(5)		150,000	141,895
			648,048
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	428,585
Meritage Homes Corp., 5.125%, 6/6/27		160,000	153,524
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		238,000	196,389
			778,498
Insurance†
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	205,920
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		$153,000	149,356
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	327,409
Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		120,000	99,556
DISH DBS Corp., 7.75%, 7/1/26		310,000	252,177
Paramount Global, 4.375%, 3/15/43		90,000	66,531
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	108,579
			526,843
Metals and Mining†
Freeport-McMoRan, Inc., 5.40%, 11/14/34		$180,000	179,335
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)		213,000	177,245
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	65,750
Oil, Gas and Consumable Fuels — 0.3%
Antero Resources Corp., 7.625%, 2/1/29(5)		108,000	110,594
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	143,756
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	69,084
Enbridge, Inc., 3.40%, 8/1/51		210,000	156,864
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	343,431
Enterprise Products Operating LLC, 3.30%, 2/15/53		149,000	108,216
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(5)		483,265	396,172
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		180,000	193,265
MEG Energy Corp., 5.875%, 2/1/29(5)		220,000	210,363
Petroleos Mexicanos, 6.70%, 2/16/32		70,000	58,200
Southwestern Energy Co., 5.70%, 1/23/25		14,000	13,897
			1,803,842
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		246,000	170,778
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	153,158
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	64,084
			217,242

		Shares/ Principal Amount	Value
Software†
Oracle Corp., 3.60%, 4/1/40		$210,000	$166,616
Transportation Infrastructure†
DP World Crescent Ltd., 4.85%, 9/26/28		250,000	253,364
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		228,000	217,254
Sprint LLC, 7.875%, 9/15/23		75,000	76,198
Sprint LLC, 7.125%, 6/15/24		205,000	209,615
T-Mobile USA, Inc., 4.75%, 2/1/28		539,000	534,524
T-Mobile USA, Inc., 3.375%, 4/15/29		285,000	260,164
T-Mobile USA, Inc., 3.50%, 4/15/31		27,000	24,195
			1,321,950
TOTAL CORPORATE BONDS (Cost $24,845,953)			22,152,465
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.3%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	270,000	162,166
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	269,394
			431,560
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	185,000	188,384
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	121,000	150,001
			338,385
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	74,000	92,873
Canada — 0.3%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,500,000	1,026,467
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	595,752
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	346,409
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	399,797
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	25,508
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	76,092
			2,470,025
China — 0.5%
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,619,098
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	79,959
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	62,873
			142,832
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	219,000	246,608
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	2,250,000	1,707,076
			1,953,684
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	1,400,000	1,206,317
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(6)	EUR	400,000	232,555
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	310,549
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	188,521

		Shares/ Principal Amount	Value
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	$1,405,051
			1,593,572
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	235,251
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	692,965
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	506,000	514,151
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	82,000	94,224
			608,375
Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	405,000	40,456
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,880,000	180,214
			220,670
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	162,976
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	114,000
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	176,711
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	100,000	109,949
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	132,000	139,838
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	47,000	56,998
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	9,000	12,117
			318,902
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	450,797
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	88,525
			539,322
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	126,735
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	369,667
			496,402
United Kingdom — 0.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	800,000	903,049
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	75,669
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $19,156,936)			16,935,742
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.54%, (3-month LIBOR plus 1.75%), 4/15/30(5)		350,000	330,864
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 7.42%, (3-month LIBOR plus 2.60%), 4/22/32(5)		1,750,000	1,679,161
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 6.64%, (3-month LIBOR plus 1.85%), 10/15/31(5)		514,617	511,335
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 6.64%, (3-month LIBOR plus 1.85%), 11/16/30(5)		1,100,000	1,063,934
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.54%, (3-month LIBOR plus 1.75%), 4/17/30(5)		3,000,000	2,818,238
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 6.64%, (3-month LIBOR plus 1.85%), 10/15/30(5)		450,000	426,784

	Shares/ Principal Amount	Value
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.71%, (3-month LIBOR plus 1.90%), 1/20/30(5)	$512,500	$485,473
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 5.93%, (3-month LIBOR plus 1.12%), 7/20/31(5)	350,000	347,687
KKR CLO Ltd., Series 2018, Class CR, VRN, 6.89%, (3-month LIBOR plus 2.10%), 7/18/30(5)	325,000	316,141
KKR CLO Ltd., Series 2022A, Class B, VRN, 6.41%, (3-month LIBOR plus 1.60%), 7/20/31(5)	500,000	489,533
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.29%, (3-month LIBOR plus 1.50%), 4/15/31(5)	600,000	591,103
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.92%, (3-month LIBOR plus 2.10%), 1/25/32(5)	450,000	437,464
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.49%, (3-month LIBOR plus 2.68%), 1/20/35(5)	425,000	400,269
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.92%, (1-month LIBOR plus 1.45%), 10/16/36(5)	716,000	685,117
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 6.63%, (3-month SOFR plus 2.00%), 4/15/30(5)	350,000	336,126
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 6.11%, (1-month LIBOR plus 1.60%), 7/25/36(5)	1,500,000	1,433,135
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.16%, (3-month LIBOR plus 2.35%), 1/20/32(5)	400,000	385,263
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 7.31%, (3-month LIBOR plus 2.50%), 7/20/32(5)	1,450,000	1,361,866
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.49%, (3-month LIBOR plus 1.70%), 4/18/33(5)	1,000,000	982,825
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,732,778)		15,082,318
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	158,485
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 1.19%, 2/1/23	1,700,000	1,700,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	32,543
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	16,589
Metropolitan Water District of Southern California Rev., VRDN, 4.39%, 2/7/23 (SBBPA: Bank of America N.A.)	2,200,000	2,200,000
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	178,315
New York City GO, 6.27%, 12/1/37	40,000	45,808
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	204,737
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	128,076
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	139,681
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	192,433
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	150,837
State of California GO, 4.60%, 4/1/38	100,000	98,847
State of California GO, 7.55%, 4/1/39	60,000	80,063
State of California GO, 7.30%, 10/1/39	90,000	114,902
TOTAL MUNICIPAL SECURITIES (Cost $5,354,071)		5,441,316
ASSET-BACKED SECURITIES — 0.5%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(5)	358,054	304,378
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(5)	88,107	85,378

	Shares/ Principal Amount	Value
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)	$600,000	$548,769
FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.79%, 8/17/37(5)	1,100,000	1,009,862
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	600,000	545,233
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(5)	615,171	512,148
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(5)	1,046,524	897,374
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	187,228	181,313
TOTAL ASSET-BACKED SECURITIES (Cost $4,628,497)		4,084,455
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	476,313
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	400,000	432,775
Telefonica Europe BV, 5.875%	100,000	110,062
		542,837
Electric Utilities†
Electricite de France SA, 3.375%	200,000	172,857
Enel SpA, 2.25%	200,000	189,518
		362,375
Insurance — 0.1%
Allianz SE, 3.375%	100,000	106,328
Allianz SE, 4.75%	200,000	217,343
AXA SA, 6.69%	50,000	62,779
Credit Agricole Assurances SA, 4.25%	200,000	214,564
Intesa Sanpaolo Vita SpA, 4.75%	100,000	106,903
		707,917
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	467,162
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(5)	316,000	260,700
TOTAL PREFERRED STOCKS (Cost $3,558,013)		2,817,304
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$6,390	5,793
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.96%, 3/25/35	22,915	22,594
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, SEQ, VRN, 3.59%, 6/25/34	54,174	51,753
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.26%, 8/25/34	49,153	47,341
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(5)	1,800,000	1,062,974
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.01%, 10/25/34	34,920	34,453
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.82%, 5/25/34	34,472	32,104
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.15%, 6/25/34	13,292	11,903

	Shares/ Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.78%, 1/25/35	$44,059	$41,657
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	137,334	124,548
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.70%, 11/25/35	23,269	22,111
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.08%, 2/25/35	41,618	39,131
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.08%, 2/25/35	13,006	12,240
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 6.01%, (30-day average SOFR plus 1.70%), 12/27/33(5)	850,000	842,576
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(5)	26,832	24,628
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 5.23%, 7/25/34	24,529	23,779
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	26,663	24,433
		2,424,018
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 7.11%, (1-month LIBOR plus 2.60%), 5/25/24	200,818	203,407
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,402,550)		2,627,425
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 6.86%, (1-month LIBOR plus 2.40%), 9/15/36(5)	900,000	853,942
BXHPP Trust, Series 2021-FILM, Class D, VRN, 5.96%, (1-month LIBOR plus 1.50%), 8/15/36(5)	1,500,000	1,389,272
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,404,118)		2,243,214
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	1,848	754,557
iShares Russell Mid-Cap Value ETF(3)	6,680	760,518
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,424,363)		1,515,075
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.55%, (12-month LIBOR plus 1.87%), 7/1/36	$15,928	16,170
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	50,247	51,360
FHLMC, VRN, 3.43%, (1-year H15T1Y plus 2.26%), 4/1/37	54,307	55,253
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	19,188	19,263
FNMA, VRN, 5.17%, (6-month LIBOR plus 1.57%), 6/1/35	32,223	32,426
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	21,251	21,338
FNMA, VRN, 4.10%, (6-month LIBOR plus 1.54%), 9/1/35	6,202	6,300
FNMA, VRN, 3.85%, (1-year H15T1Y plus 2.15%), 3/1/38	54,728	55,940
		258,050
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	20,114	21,280
FNMA, 3.50%, 3/1/34	69,034	67,455
GNMA, 9.00%, 4/20/25	130	131
GNMA, 7.50%, 10/15/25	786	787
GNMA, 6.00%, 4/15/26	259	266
GNMA, 7.50%, 6/15/26	752	752
GNMA, 7.00%, 12/15/27	5,661	5,655
GNMA, 7.50%, 12/15/27	686	685

	Shares/ Principal Amount	Value
GNMA, 6.00%, 5/15/28	$3,640	$3,742
GNMA, 6.50%, 5/15/28	3,247	3,369
GNMA, 7.00%, 5/15/31	8,155	8,553
GNMA, 5.50%, 11/15/32	20,370	21,596
GNMA, 6.50%, 10/15/38	383,671	412,997
GNMA, 4.50%, 6/15/41	139,744	141,885
		689,153
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $937,214)		947,203
SHORT-TERM INVESTMENTS — 8.5%
Certificates of Deposit — 1.2%
Bank of Montreal, VRN, 4.93%, (SOFR plus 0.63%), 9/12/23	4,000,000	4,008,920
Cooperatieve Rabobank UA, VRN, 4.78%, (SOFR plus 0.48%), 2/21/23	3,000,000	3,000,601
Nordea Bank Abp, VRN, 4.90%, (SOFR plus 0.60%), 10/11/23	1,800,000	1,803,826
		8,813,347
Commercial Paper(7) — 2.3%
Alinghi Funding Co. LLC, 3.96%, 3/21/23 (LOC: UBS AG)(5)	4,500,000	4,471,647
Alinghi Funding Co. LLC, 5.43%, 7/13/23 (LOC: UBS AG)(5)	800,000	782,179
Chesham Finance Ltd / Chesham Finance LLC, 4.42%, 2/1/23 (LOC: HSBC Bank PLC)(5)	1,245,000	1,244,851
Glencove Funding LLC, 4.81%, 3/20/23 (LOC: Standard Chartered Bank)(5)	800,000	795,096
Liberty Street Funding LLC, 4.86%, 2/7/23 (LOC: Bank of Nova Scotia)(5)	3,100,000	3,097,309
Svenska Handelsbanken AB, VRN, 4.83%, (SOFR plus 0.53%), 5/19/23(5)	825,000	825,738
Svenska Handelsbanken AB, VRN, 5.09%, (SOFR plus 0.79%), 11/1/23(5)	1,500,000	1,500,000
UBS AG, VRN, 4.97%, (SOFR plus 0.65%), 6/29/23(5)	800,000	800,000
UBS AG, VRN, 4.90%, (SOFR plus 0.58%), 9/22/23(5)	1,950,000	1,950,000
Washington Morgan Capital Co. LLC, 5.08%, 4/27/23 (LOC: Goldman Sachs & Co.)(5)	1,800,000	1,802,037
		17,268,857
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,573,397	20,573,397
State Street Navigator Securities Lending Government Money Market Portfolio(8)	1,184,144	1,184,144
		21,757,541
Treasury Bills(7) — 2.1%
U.S. Treasury Bills, 4.42%, 3/7/23	$1,100,000	1,095,321
U.S. Treasury Bills, 1.93%, 4/20/23(9)	5,600,000	5,545,028
U.S. Treasury Bills, 4.61%, 5/4/23	900,000	889,526
U.S. Treasury Bills, 4.72%, 6/1/23	2,000,000	1,969,667
U.S. Treasury Bills, 4.70%, 6/15/23	4,300,000	4,228,075
U.S. Treasury Bills, 4.78%, 6/29/23	1,000,000	981,247
U.S. Treasury Bills, 4.87%, 7/20/23	700,000	684,936
U.S. Treasury Bills, 4.73%, 11/2/23	650,000	627,855
		16,021,655
TOTAL SHORT-TERM INVESTMENTS (Cost $63,881,711)		63,861,400
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $682,346,153)		751,482,893
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,167,184)
TOTAL NET ASSETS — 100.0%		$750,315,709

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,872	USD	5,790	Goldman Sachs & Co.	3/31/23	$129
CAD	6,962	USD	5,144	Goldman Sachs & Co.	3/31/23	91
USD	1,651,006	CAD	2,244,653	Morgan Stanley	3/15/23	(36,512)
USD	211,170	CAD	288,712	Goldman Sachs & Co.	3/31/23	(5,910)
USD	328,376	CAD	448,955	Goldman Sachs & Co.	3/31/23	(9,189)
USD	24,443	CAD	33,257	Goldman Sachs & Co.	3/31/23	(563)
USD	12,144	CAD	16,512	Goldman Sachs & Co.	3/31/23	(271)
USD	13,145	CAD	17,926	Goldman Sachs & Co.	3/31/23	(334)
USD	5,147	CAD	6,962	Goldman Sachs & Co.	3/31/23	(88)
USD	5,210	CAD	7,069	Goldman Sachs & Co.	3/31/23	(105)
USD	14,313	CAD	19,209	Goldman Sachs & Co.	3/31/23	(130)
USD	6,094	CAD	8,140	Goldman Sachs & Co.	3/31/23	(27)
USD	9,591	CAD	12,812	Goldman Sachs & Co.	3/31/23	(43)
USD	8,796	CAD	11,782	Goldman Sachs & Co.	3/31/23	(63)
USD	10,186	CAD	13,657	Goldman Sachs & Co.	3/31/23	(82)
USD	11,467	CAD	15,314	Goldman Sachs & Co.	3/31/23	(47)
USD	6,200	CAD	8,247	Goldman Sachs & Co.	3/31/23	(1)
USD	406,918	CHF	377,723	Morgan Stanley	3/15/23	(7,503)
USD	1,518,033	CNY	10,482,019	Morgan Stanley	3/15/23	(38,357)
EUR	7,146	USD	7,644	JPMorgan Chase Bank N.A.	3/31/23	153
EUR	5,047	USD	5,401	JPMorgan Chase Bank N.A.	3/31/23	106
EUR	5,693	USD	6,199	JPMorgan Chase Bank N.A.	3/31/23	12
EUR	70,043	USD	76,383	JPMorgan Chase Bank N.A.	3/31/23	41
USD	8,229,562	EUR	7,778,929	Goldman Sachs & Co.	3/15/23	(249,547)
USD	233,674	EUR	218,227	JPMorgan Chase Bank N.A.	3/31/23	(4,434)
USD	11,414	EUR	10,780	JPMorgan Chase Bank N.A.	3/31/23	(348)
USD	6,323	EUR	5,854	JPMorgan Chase Bank N.A.	3/31/23	(65)
USD	15,286	EUR	14,172	JPMorgan Chase Bank N.A.	3/31/23	(176)
USD	7,957	EUR	7,308	JPMorgan Chase Bank N.A.	3/31/23	(17)
USD	2,763,979	EUR	2,581,267	JPMorgan Chase Bank N.A.	3/31/23	(52,449)
USD	67,308	EUR	63,181	JPMorgan Chase Bank N.A.	3/31/23	(1,629)
USD	83,512	EUR	78,875	JPMorgan Chase Bank N.A.	3/31/23	(2,548)
USD	83,856	EUR	77,016	JPMorgan Chase Bank N.A.	3/31/23	(177)
USD	10,764	EUR	9,852	JPMorgan Chase Bank N.A.	3/31/23	15
GBP	8,234	USD	10,033	Bank of America N.A.	3/31/23	132
GBP	7,689	USD	9,296	Bank of America N.A.	3/31/23	195
GBP	8,515	USD	10,274	Bank of America N.A.	3/31/23	237
GBP	9,768	USD	11,811	Bank of America N.A.	3/31/23	247
GBP	12,225	USD	14,657	Bank of America N.A.	3/31/23	433
GBP	6,960	USD	8,420	Bank of America N.A.	3/31/23	172
GBP	5,444	USD	6,495	Bank of America N.A.	3/31/23	226
GBP	5,672	USD	7,010	Bank of America N.A.	3/31/23	(8)
GBP	11,054	USD	13,712	Bank of America N.A.	3/31/23	(67)
USD	488,113	GBP	398,876	Bank of America N.A.	3/15/23	(4,088)
USD	342,453	GBP	280,900	Bank of America N.A.	3/31/23	(4,296)
USD	146	GBP	121	Bank of America N.A.	3/31/23	(3)
USD	10,651	GBP	8,751	Bank of America N.A.	3/31/23	(151)
USD	9,533	GBP	7,779	Bank of America N.A.	3/31/23	(70)
JPY	460,405,431	USD	3,433,707	Bank of America N.A.	3/15/23	123,346
NOK	46,168	USD	4,692	UBS AG	3/31/23	(54)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	64,276	USD	6,523	UBS AG	3/31/23	$(66)
NOK	27,232	USD	2,770	UBS AG	3/31/23	(34)
NOK	38,580	USD	3,926	UBS AG	3/31/23	(51)
NOK	69,456	USD	7,106	UBS AG	3/31/23	(129)
USD	24,905	NOK	245,712	UBS AG	3/31/23	222
USD	423,547	THB	14,610,246	Bank of America N.A.	3/15/23	(20,919)
						$(314,794)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	15	March 2023	$1,912,841	$(43,305)
Korean Treasury 10-Year Bonds	10	March 2023	927,910	9,563
U.K. Gilt 10-Year Bonds	26	March 2023	3,349,973	(37,986)
U.S. Treasury 2-Year Notes	61	March 2023	12,544,555	35,639
U.S. Treasury 5-Year Notes	162	March 2023	17,697,234	107,466
U.S. Treasury 10-Year Notes	121	March 2023	13,856,391	(111,987)
U.S. Treasury 10-Year Ultra Notes	65	March 2023	7,878,203	57,527
			$58,167,107	$16,917
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$10,757,340	$(394,760)	$(144,409)	$(539,169)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$1,182,060	(30,082)	(22,857)	(52,939)
					$(424,842)	$(167,266)	$(592,108)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	–	Japanese Yen
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,099,791. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $48,158,023, which represented 6.4% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,169,143, which includes securities collateral of $984,999.
(9)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,958,584.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2023 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $373,734,587) — including $2,099,791 of securities on loan	$400,897,403
Investment securities - affiliated, at value (cost of $307,427,422)	349,401,346
Investment made with cash collateral received for securities on loan, at value (cost of $1,184,144)	1,184,144
Total investment securities, at value (cost of $682,346,153)	751,482,893
Cash	31,704
Foreign currency holdings, at value (cost of $47,986)	275
Foreign deposits with broker for futures contracts, at value (cost $122,022)	134,292
Receivable for investments sold	944,118
Receivable for capital shares sold	329,637
Receivable for variation margin on futures contracts	91,812
Unrealized appreciation on forward foreign currency exchange contracts	125,757
Interest and dividends receivable	1,350,738
Securities lending receivable	13,991
Other assets	17,315
754,522,532

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	20,000
Payable for collateral received for securities on loan	1,184,144
Payable for investments purchased	614,458
Payable for capital shares redeemed	1,419,713
Payable for variation margin on futures contracts	11,811
Payable for variation margin on swap agreements	57,530
Unrealized depreciation on forward foreign currency exchange contracts	440,551
Accrued management fees	377,605
Distribution and service fees payable	81,011
4,206,823

Net Assets	$750,315,709

Net Assets Consist of:
Capital (par value and paid-in surplus)	$684,531,421
Distributable earnings (loss)	65,784,288
$750,315,709

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$258,851,941	44,357,505	$5.84
I Class, $0.01 Par Value	$58,966,760	10,098,608	$5.84
A Class, $0.01 Par Value	$267,674,017	46,075,875	$5.81
C Class, $0.01 Par Value	$16,964,256	3,006,881	$5.64
R Class, $0.01 Par Value	$26,323,598	4,575,945	$5.75
R5 Class, $0.01 Par Value	$572,852	98,031	$5.84
R6 Class, $0.01 Par Value	$120,962,285	20,761,684	$5.83
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $6.16 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$4,320,346
Interest (net of foreign taxes withheld of $2,853)	3,486,216
Dividends (net of foreign taxes withheld of $34,015)	1,629,332
Securities lending, net	38,431
9,474,325

Expenses:
Management fees	3,777,087
Distribution and service fees:
A Class	333,073
C Class	86,549
R Class	68,299
Directors' fees and expenses	11,668
Other expenses	43,918
4,320,594
Fees waived(1)	(1,551,509)
2,769,085

Net investment income (loss)	6,705,240

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $4,355,227 from affiliated funds)	4,279,985
Forward foreign currency exchange contract transactions	564,655
Futures contract transactions	(1,734,951)
Swap agreement transactions	(242,888)
Foreign currency translation transactions	(21,516)
Capital gain distributions received from affiliated funds	663,140
3,508,425

Change in net unrealized appreciation (depreciation) on:
Investments (including $3,473,777 from affiliated funds)	6,634,573
Forward foreign currency exchange contracts	(995,923)
Futures contracts	(399,859)
Swap agreements	(306,362)
Translation of assets and liabilities in foreign currencies	(5,339)
4,927,090

Net realized and unrealized gain (loss)	8,435,515

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,140,755
(1)Amount consists of $532,348, $123,696, $564,081, $36,644, $57,834, $1,064 and $235,842 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$6,705,240	$12,877,165
Net realized gain (loss)	3,508,425	39,079,910
Change in net unrealized appreciation (depreciation)	4,927,090	(140,883,000)
Net increase (decrease) in net assets resulting from operations	15,140,755	(88,925,925)

Distributions to Shareholders
From earnings:
Investor Class	(11,881,394)	(32,512,297)
I Class	(2,789,788)	(7,206,641)
A Class	(12,088,583)	(32,557,863)
C Class	(750,692)	(2,437,089)
R Class	(1,178,496)	(3,603,136)
R5 Class	(26,594)	(76,603)
R6 Class	(5,421,088)	(14,106,228)
Decrease in net assets from distributions	(34,136,635)	(92,499,857)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	6,921,385	(12,490,206)

Net increase (decrease) in net assets	(12,074,495)	(193,915,988)

Net Assets
Beginning of period	762,390,204	956,306,192
End of period	$750,315,709	$762,390,204

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2023 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Funds	$148	—	—	—	$148
Common Stocks	885,942	—	—	—	885,942
Exchange-Traded Funds	298,054	—	—	—	298,054
Total Borrowings	$1,184,144	—	—	—	$1,184,144
Gross amount of recognized liabilities for securities lending transactions					$1,184,144
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2023, the investment advisor agreed to waive an additional 0.28% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.68%
I Class	0.70% to 0.90%	0.90%	0.48%
A Class	0.90% to 1.10%	1.10%	0.68%
C Class	0.90% to 1.10%	1.10%	0.68%
R Class	0.90% to 1.10%	1.10%	0.68%
R5 Class	0.70% to 0.90%	0.90%	0.48%
R6 Class	0.55% to 0.75%	0.75%	0.33%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,756,618 and $2,806,066, respectively. The effect of interfund transactions on the Statement of Operations was $(8,928) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2023 totaled $97,709,717, of which $11,414,554 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2023 totaled $118,475,109, of which $432,103 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	2,232,735	$12,935,335	2,683,906	$18,174,808
Issued in reinvestment of distributions	2,128,708	11,660,645	4,690,626	31,891,405
Redeemed	(3,745,627)	(21,697,635)	(8,593,033)	(57,286,790)
	615,816	2,898,345	(1,218,501)	(7,220,577)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	1,301,381	7,857,878	1,158,216	7,809,710
Issued in reinvestment of distributions	508,259	2,783,697	1,057,682	7,193,665
Redeemed	(1,156,958)	(6,625,607)	(2,449,443)	(16,374,589)
	652,682	4,015,968	(233,545)	(1,371,214)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	1,739,788	9,958,227	3,830,446	25,314,440
Issued in reinvestment of distributions	2,157,111	11,775,163	4,678,532	31,751,010
Redeemed	(4,751,861)	(27,325,879)	(8,108,208)	(54,347,540)
	(854,962)	(5,592,489)	400,770	2,717,910
C Class/Shares Authorized	160,000,000		160,000,000
Sold	137,506	767,518	329,905	2,146,536
Issued in reinvestment of distributions	141,640	750,692	367,278	2,437,089
Redeemed	(499,895)	(2,765,428)	(1,457,043)	(9,394,111)
	(220,749)	(1,247,218)	(759,860)	(4,810,486)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	230,749	1,306,909	559,384	3,679,379
Issued in reinvestment of distributions	217,832	1,178,473	535,592	3,603,045
Redeemed	(959,248)	(5,371,930)	(1,257,969)	(8,044,402)
	(510,667)	(2,886,548)	(162,993)	(761,978)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	17,087	100,147	70,089	507,713
Issued in reinvestment of distributions	4,847	26,594	10,966	76,603
Redeemed	(2,171)	(12,503)	(1,051,591)	(7,946,038)
	19,763	114,238	(970,536)	(7,361,722)
R6 Class/Shares Authorized	295,000,000		295,000,000
Sold	2,315,458	13,149,278	3,683,945	24,907,172
Issued in reinvestment of distributions	991,717	5,421,088	2,082,424	14,106,228
Redeemed	(1,560,233)	(8,951,277)	(4,946,052)	(32,695,539)
	1,746,942	9,619,089	820,317	6,317,861
Net increase (decrease)	1,448,825	$6,921,385	(2,124,348)	$(12,490,206)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$349,401,346	—	—
Common Stocks	137,820,059	$57,093,741	—
U.S. Treasury Securities	—	69,459,830	—
Corporate Bonds	—	22,152,465	—
Sovereign Governments and Agencies	—	16,935,742	—
Collateralized Loan Obligations	—	15,082,318	—
Municipal Securities	—	5,441,316	—
Asset-Backed Securities	—	4,084,455	—
Preferred Stocks	—	2,817,304	—
Collateralized Mortgage Obligations	—	2,627,425	—
Commercial Mortgage-Backed Securities	—	2,243,214	—
Exchange-Traded Funds	1,515,075	—	—
U.S. Government Agency Mortgage-Backed Securities	—	947,203	—
Short-Term Investments	21,757,541	42,103,859	—
	$510,494,021	$240,988,872	—
Other Financial Instruments
Futures Contracts	$200,632	$9,563	—
Forward Foreign Currency Exchange Contracts	—	125,757	—
	$200,632	$135,320	—

Liabilities
Other Financial Instruments
Futures Contracts	$111,987	$81,291	—
Swap Agreements	—	592,108	—
Forward Foreign Currency Exchange Contracts	—	440,551	—
	$111,987	$1,113,950	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $11,939,400.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $22,986,818.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $50,365,034 futures contracts purchased and $7,832,719 futures contracts sold.

Value of Derivative Instruments as of January 31, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$57,530
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$125,757	Unrealized depreciation on forward foreign currency exchange contracts	440,551
Interest Rate Risk	Receivable for variation margin on futures contracts*	91,812	Payable for variation margin on futures contracts*	11,811
		$217,569		$509,892
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(242,888)	Change in net unrealized appreciation (depreciation) on swap agreements	$(306,362)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	564,655	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(995,923)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,734,951)	Change in net unrealized appreciation (depreciation) on futures contracts	(399,859)
		$(1,413,184)		$(1,702,144)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$686,326,765
Gross tax appreciation of investments	$98,146,005
Gross tax depreciation of investments	(32,989,877)
Net tax appreciation (depreciation) of investments	$65,156,128

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2022, the fund had post-October capital loss deferrals of $(2,377,966), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. As of period end, the fund owned 25% and 29% of the total outstanding shares of American Century Multisector Income ETF and American Century Emerging Markets Bond ETF, respectively.

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$25,713	—	—	$(519)	$25,194	541	—	$421
American Century Emerging Markets Bond ETF	9,032	—	—	39	9,071	232	—	260
American Century Focused Dynamic Growth ETF(3)	21,217	$332	$2,303	(48)	19,198	333	$(770)	—
American Century Focused Large Cap Value ETF	28,424	1,059	3,707	(219)	25,557	424	984	980
American Century Multisector Income ETF	37,377	—	—	(744)	36,633	833	—	824
American Century Quality Diversified International ETF	28,719	945	520	1,634	30,778	713	(89)	420
American Century Short Duration Strategic Income ETF	—	4,534	—	91	4,625	90	—	36
American Century STOXX U.S. Quality Growth ETF(4)	31,760	493	2,180	(863)	29,210	468	795	68
American Century STOXX U.S. Quality Value ETF	41,568	598	525	931	42,572	857	(32)	600
Avantis Emerging Markets Equity ETF	31,903	5,048	5,642	2,840	34,149	621	(1,029)	490
Avantis International Equity ETF	29,929	287	2,253	2,743	30,706	531	(367)	283
Avantis International Small Cap Value ETF	8,199	84	883	475	7,875	131	59	99
Avantis U.S. Equity ETF	49,301	507	4,916	(627)	44,265	609	1,746	385
Avantis U.S. Small Cap Value ETF	17,912	208	6,293	(2,259)	9,568	117	3,058	117
	$361,054	$14,095	$29,222	$3,474	$349,401	6,500	$4,355	$4,983
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$6.00	0.06	0.06	0.12	(0.06)	(0.22)	(0.28)	$5.84	2.30%	0.69%(4)	1.11%(4)	1.90%(4)	1.48%(4)	15%	$258,852
2022	$7.40	0.10	(0.76)	(0.66)	(0.11)	(0.63)	(0.74)	$6.00	(9.97)%	0.70%	1.12%	1.55%	1.13%	39%	$262,310
2021	$6.25	0.07	1.43	1.50	(0.07)	(0.28)	(0.35)	$7.40	24.69%	0.73%	1.11%	1.01%	0.63%	48%	$332,602
2020	$6.57	0.07	0.46	0.53	(0.08)	(0.77)	(0.85)	$6.25	8.42%	0.84%	1.11%	1.13%	0.86%	99%	$297,963
2019	$7.02	0.09	0.13	0.22	(0.10)	(0.57)	(0.67)	$6.57	4.36%	1.06%	1.11%	1.42%	1.37%	68%	$314,567
2018(5)	$7.51	0.06	0.16	0.22	(0.06)	(0.65)	(0.71)	$7.02	3.22%	1.09%(4)	1.09%(4)	1.25%(4)	1.25%(4)	55%	$444,259
2017	$6.67	0.08	0.93	1.01	(0.09)	(0.08)	(0.17)	$7.51	15.42%	1.08%	1.08%	1.20%	1.20%	81%	$523,241
I Class
2023(3)	$6.00	0.06	0.06	0.12	(0.06)	(0.22)	(0.28)	$5.84	2.40%	0.49%(4)	0.91%(4)	2.10%(4)	1.68%(4)	15%	$58,967
2022	$7.40	0.12	(0.77)	(0.65)	(0.12)	(0.63)	(0.75)	$6.00	(9.80)%	0.50%	0.92%	1.75%	1.33%	39%	$56,679
2021	$6.25	0.08	1.44	1.52	(0.09)	(0.28)	(0.37)	$7.40	24.93%	0.53%	0.91%	1.21%	0.83%	48%	$71,639
2020	$6.57	0.08	0.46	0.54	(0.09)	(0.77)	(0.86)	$6.25	8.64%	0.64%	0.91%	1.33%	1.06%	99%	$62,820
2019	$7.02	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.57	4.55%	0.86%	0.91%	1.62%	1.57%	68%	$76,202
2018(5)	$7.52	0.07	0.15	0.22	(0.07)	(0.65)	(0.72)	$7.02	3.23%	0.89%(4)	0.89%(4)	1.45%(4)	1.45%(4)	55%	$125,345
2017	$6.68	0.10	0.92	1.02	(0.10)	(0.08)	(0.18)	$7.52	15.64%	0.88%	0.88%	1.40%	1.40%	81%	$135,618

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$5.97	0.05	0.06	0.11	(0.05)	(0.22)	(0.27)	$5.81	2.17%	0.94%(4)	1.36%(4)	1.65%(4)	1.23%(4)	15%	$267,674
2022	$7.37	0.09	(0.77)	(0.68)	(0.09)	(0.63)	(0.72)	$5.97	(10.26)%	0.95%	1.37%	1.30%	0.88%	39%	$280,223
2021	$6.22	0.05	1.44	1.49	(0.06)	(0.28)	(0.34)	$7.37	24.48%	0.98%	1.36%	0.76%	0.38%	48%	$342,835
2020	$6.55	0.05	0.46	0.51	(0.07)	(0.77)	(0.84)	$6.22	8.04%	1.09%	1.36%	0.88%	0.61%	99%	$288,517
2019	$7.00	0.08	0.13	0.21	(0.09)	(0.57)	(0.66)	$6.55	4.11%	1.31%	1.36%	1.17%	1.12%	68%	$304,644
2018(5)	$7.49	0.05	0.16	0.21	(0.05)	(0.65)	(0.70)	$7.00	3.04%	1.34%(4)	1.34%(4)	1.00%(4)	1.00%(4)	55%	$347,290
2017	$6.66	0.07	0.91	0.98	(0.07)	(0.08)	(0.15)	$7.49	15.01%	1.33%	1.33%	0.95%	0.95%	81%	$398,519
C Class
2023(3)	$5.81	0.03	0.05	0.08	(0.03)	(0.22)	(0.25)	$5.64	1.79%	1.69%(4)	2.11%(4)	0.90%(4)	0.48%(4)	15%	$16,964
2022	$7.19	0.03	(0.73)	(0.70)	(0.05)	(0.63)	(0.68)	$5.81	(10.90)%	1.70%	2.12%	0.55%	0.13%	39%	$18,764
2021	$6.10	—(6)	1.39	1.39	(0.02)	(0.28)	(0.30)	$7.19	23.55%	1.73%	2.11%	0.01%	(0.37)%	48%	$28,683
2020	$6.45	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$6.10	7.18%	1.84%	2.11%	0.13%	(0.14)%	99%	$39,523
2019	$6.91	0.03	0.12	0.15	(0.04)	(0.57)	(0.61)	$6.45	3.30%	2.06%	2.11%	0.42%	0.37%	68%	$48,515
2018(5)	$7.42	0.01	0.16	0.17	(0.03)	(0.65)	(0.68)	$6.91	2.46%	2.09%(4)	2.09%(4)	0.25%(4)	0.25%(4)	55%	$80,205
2017	$6.60	0.01	0.92	0.93	(0.03)	(0.08)	(0.11)	$7.42	14.29%	2.08%	2.08%	0.20%	0.20%	81%	$97,269

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$5.91	0.04	0.06	0.10	(0.04)	(0.22)	(0.26)	$5.75	2.06%	1.19%(4)	1.61%(4)	1.40%(4)	0.98%(4)	15%	$26,324
2022	$7.31	0.07	(0.76)	(0.69)	(0.08)	(0.63)	(0.71)	$5.91	(10.56)%	1.20%	1.62%	1.05%	0.63%	39%	$30,086
2021	$6.17	0.03	1.43	1.46	(0.04)	(0.28)	(0.32)	$7.31	24.23%	1.23%	1.61%	0.51%	0.13%	48%	$38,353
2020	$6.51	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$6.17	7.77%	1.34%	1.61%	0.63%	0.36%	99%	$35,807
2019	$6.96	0.06	0.13	0.19	(0.07)	(0.57)	(0.64)	$6.51	3.88%	1.56%	1.61%	0.92%	0.87%	68%	$39,114
2018(5)	$7.46	0.03	0.16	0.19	(0.04)	(0.65)	(0.69)	$6.96	2.74%	1.59%(4)	1.59%(4)	0.75%(4)	0.75%(4)	55%	$43,590
2017	$6.63	0.05	0.92	0.97	(0.06)	(0.08)	(0.14)	$7.46	14.83%	1.58%	1.58%	0.70%	0.70%	81%	$50,395
R5 Class
2023(3)	$6.00	0.06	0.06	0.12	(0.06)	(0.22)	(0.28)	$5.84	2.39%	0.49%(4)	0.91%(4)	2.10%(4)	1.68%(4)	15%	$573
2022	$7.41	0.09	(0.75)	(0.66)	(0.12)	(0.63)	(0.75)	$6.00	(9.92)%	0.50%	0.92%	1.75%	1.33%	39%	$470
2021	$6.25	0.08	1.45	1.53	(0.09)	(0.28)	(0.37)	$7.41	25.10%	0.53%	0.91%	1.21%	0.83%	48%	$7,768
2020	$6.58	0.08	0.45	0.53	(0.09)	(0.77)	(0.86)	$6.25	8.46%	0.64%	0.91%	1.33%	1.06%	99%	$6,960
2019	$7.03	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.58	4.56%	0.86%	0.91%	1.62%	1.57%	68%	$7,200
2018(5)	$7.52	0.08	0.15	0.23	(0.07)	(0.65)	(0.72)	$7.03	3.38%	0.89%(4)	0.89%(4)	1.45%(4)	1.45%(4)	55%	$6,885
2017(7)	$6.93	0.07	0.58	0.65	(0.06)	—	(0.06)	$7.52	9.43%	0.88%(4)	0.88%(4)	1.46%(4)	1.46%(4)	81%(8)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(3)	$5.99	0.06	0.07	0.13	(0.07)	(0.22)	(0.29)	$5.83	2.48%	0.34%(4)	0.76%(4)	2.25%(4)	1.83%(4)	15%	$120,962
2022	$7.39	0.13	(0.77)	(0.64)	(0.13)	(0.63)	(0.76)	$5.99	(9.67)%	0.35%	0.77%	1.90%	1.48%	39%	$113,859
2021	$6.24	0.09	1.44	1.53	(0.10)	(0.28)	(0.38)	$7.39	25.17%	0.38%	0.76%	1.36%	0.98%	48%	$134,426
2020	$6.56	0.09	0.46	0.55	(0.10)	(0.77)	(0.87)	$6.24	8.82%	0.49%	0.76%	1.48%	1.21%	99%	$121,246
2019	$7.01	0.12	0.13	0.25	(0.13)	(0.57)	(0.70)	$6.56	4.72%	0.71%	0.76%	1.77%	1.72%	68%	$95,697
2018(5)	$7.51	0.08	0.15	0.23	(0.08)	(0.65)	(0.73)	$7.01	3.35%	0.74%(4)	0.74%(4)	1.60%(4)	1.60%(4)	55%	$111,937
2017	$6.67	0.11	0.93	1.04	(0.12)	(0.08)	(0.20)	$7.51	15.83%	0.73%	0.73%	1.55%	1.55%	81%	$85,623

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.
(6)Per-share amount was less than $0.005.
(7)April 10, 2017 (commencement of sale) through November 30, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Strategic Asset
Allocations, Inc.:

	Affirmative	Withhold
Brian Bulatao	$723,251,913	$19,961,799
Chris H. Cheesman	$727,642,487	$15,571,225
Rajesh K. Gupta	$725,037,253	$18,176,459
Lynn M. Jenkins	$723,023,283	$20,190,429
Gary C. Meltzer	$728,965,558	$14,248,154

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 2303

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 30, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 30, 2023